                                                                               .
                                                                               .
                                                                               .

                                                           UNITED STATES
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       Washington, D.C. 20549

                                                              FORM N-Q

                                       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                                   MANAGEMENT INVESTMENT COMPANY

                                            Investment Company Act file number      811-07455
                                                                              --------------------------------

                                                     Virtus Opportunities Trust
------------------------------------------------------------------------------------------------------------------------------------
                                         (Exact name of registrant as specified in charter)

                                                          101 Munson Street
                                                      Greenfield, MA 01301-9668
------------------------------------------------------------------------------------------------------------------------------------
                                         (Address of principal executive offices) (Zip code)

                                                         Kevin J. Carr, Esq.
                              Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                                          100 Pearl Street
                                                       Hartford, CT 06103-4506
------------------------------------------------------------------------------------------------------------------------------------
                                               (Name and address of agent for service)

                                 Registrant's telephone number, including area code: (800) 243-1574
                                                                                    -------------------------

                                                Date of fiscal year end: September 30
                                                                        ---------------------

                                             Date of reporting period: December 31, 2010
                                                                      ------------------

Form N-Q is to be used by management  investment  companies,  other than small business investment  companies registered on Form N-5
(Sections  239.24 and 274.5 of this  chapter),  to file reports with the  Commission,  not later than 60 days after the close of the first and third  fiscal  quarters,  pursuant to rule  30b1-5  under the  Investment  Company  Act of 1940 (17 CFR  270.30b1-5).  The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information  specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the  collection of  information  contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB")  control  number.  Please direct  comments  concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission,  100 F
Street, NE, Washington,  DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                                               VIRTUS ALPHASECTOR(SM) ALLOCATION FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES          VALUE
                                   -------------    ------------
MUTUAL FUNDS--24.4%                                                  TOTAL INVESTMENTS--109.4%
FIXED INCOME FUNDS--24.4%                                            (IDENTIFIED COST $39,715)                           44,412(1)
Virtus Bond Fund Class I(2)              890,687    $      9,914     Other assets and liabilities,
----------------------------------------------------------------       net--(9.4)%                                       (3,824)
TOTAL MUTUAL FUNDS                                                                                                  -----------
(IDENTIFIED COST $9,366)                                   9,914     NET ASSETS--100.0%                             $     40,588
----------------------------------------------------------------                                                    ===========
EXCHANGE-TRADED FUNDS--74.6%
Consumer Discretionary Select                                        ABBREVIATIONS:
  Sector SPDR Fund                       100,100           3,745     SPDR S&P Depositary Receipt
Consumer Staples Select Sector                                       FOOTNOTE LEGEND:
  SPDR Fund                              126,200           3,699     (1)  Federal Income Tax Information: For tax information at
Energy Select Sector SPDR Fund(3)         57,100           3,897          December 31, 2010, see Note 3 Federal Income Tax
Health Care Select Sector SPDR                                            Information in the Notes to Schedules of Investments.
  Fund                                   117,000           3,685     (2)  Affiliated Fund.
Industrial Select Sector SPDR                                        (3)  All or a portion of security is on loan
  Fund                                   111,000           3,874     (4)  Represents security purchased with cash collateral
Materials Select Sector SPDR Fund        102,500           3,946          received for securities on loan.
Technology Select Sector SPDR
  Fund                                   149,200           3,757
Utilities Select Sector SPDR Fund        116,800           3,661
----------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $26,115)                                 30,264
----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $35,481)                                 40,178
----------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.8%
MONEY MARKET MUTUAL FUNDS--0.8%
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares (seven-day
  effective yield
  0.170%)                                323,474             323
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $323)                                       323
----------------------------------------------------------------
SECURITIES LENDING COLLATERAL--9.6%
MONEY MARKET MUTUAL FUNDS--9.6%
BlackRock Institutional Money
  Market Trust (seven-day
  effective yield 0.264%)(4)             384,173             384
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares (seven-day
  effective yield 0.176%)(4)           3,527,357           3,527
----------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $3,911)                                   3,911
----------------------------------------------------------------


                                                                  1

Virtus AlphaSector(SM) Allocation Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

---------------------------------------------------------------------------------------------------------
                                                                                                LEVEL 2
                                                             TOTAL VALUE AT                   SIGNIFICANT
                                                               DECEMBER 31,      LEVEL 1      OBSERVABLE
                                                                 2010         QUOTED PRICES     INPUTS
---------------------------------------------------------------------------------------------------------
Equity Securities:
   Exchange-Traded Funds                                     $       30,264   $      30,264   $        --
   Mutual Funds                                                       9,914           9,914            --
   Securities Lending Collateral                                      3,911           3,527           384
   Short-Term Investments                                               323             323            --
---------------------------------------------------------------------------------------------------------
Total Investments                                            $       44,412   $      44,028   $       384
---------------------------------------------------------------------------------------------------------

There are no Level 3 (significant unobservable inputs) priced securities.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                  VIRTUS ALPHASECTOR(SM) ROTATION FUND
                                                      SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES          VALUE
                                   -------------    ------------
EXCHANGE-TRADED FUNDS--100.0%
Consumer Discretionary Select
  Sector SPDR Fund(2)                  1,479,800    $     55,359
Consumer Staples Select Sector
  SPDR Fund(2)                         1,864,700          54,654
Energy Select Sector SPDR Fund(2)        843,700          57,583
Health Care Select Sector SPDR
  Fund(2)                              1,730,600          54,514
Industrial Select Sector SPDR
  Fund(2)                              1,638,900          57,198
Materials Select Sector SPDR
  Fund(2)                              1,514,800          58,320
Technology Select Sector SPDR
  Fund(2)                              2,201,900          55,444
Utilities Select Sector SPDR
  Fund(2)                              1,726,300          54,102
----------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $392,677)                               447,174
----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.0%
(IDENTIFIED COST $392,677)                               447,174
----------------------------------------------------------------
SECURITIES LENDING COLLATERAL--27.6%
BlackRock Institutional Money
  Market Trust (seven-day
  effective yield 0.264%)(3)          12,103,128          12,103
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares
  (seven-day effective yield
  0.176%)(3)                         111,127,142         111,127
----------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $123,230)                               123,230
----------------------------------------------------------------
TOTAL INVESTMENTS--127.6%
(IDENTIFIED COST $515,907)                               570,404(1)
Other assets and liabilities,
  net--(27.6)%                                          (123,442)
                                                    ------------
NET ASSETS--100.0%                                  $    446,962
                                                    ============

ABBREVIATIONS:
SPDR  S&P Depositary Receipt

FOOTNOTE LEGEND:
(1)   Federal Income Tax Information: For tax information at
      December 31, 2010 , see Note 3 Federal Income Tax
      Information in the Notes to Schedules of Investments.
(2)   All or a portion of security on loan.
(3) Represents security purchased with cash collateral received for securities on loan.


                                1

Virtus AlphaSector(SM) Rotation Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

---------------------------------------------------------------------------------------------------------
                                                                                                LEVEL 2
                                                             TOTAL VALUE AT                   SIGNIFICANT
                                                               DECEMBER 31,      LEVEL 1      OBSERVABLE
                                                                 2010         QUOTED PRICES     INPUTS
---------------------------------------------------------------------------------------------------------
Equity Securities:
   Exchange-Traded Funds                                     $      447,174   $     447,174   $        --
   Securities Lending Collateral                                    123,230         111,127        12,103
---------------------------------------------------------------------------------------------------------
Total Investments                                            $      570,404   $     558,301   $    12,103
---------------------------------------------------------------------------------------------------------

There are no Level 3 (significant unobservable inputs) priced securities.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                VIRTUS ALTERNATIVES DIVERSIFIER FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES           VALUE
                                   -------------    ------------
MUTUAL FUNDS(3)--64.9%
EQUITY FUNDS--55.0%
Virtus Global Infrastructure
  Fund Class I                         3,078,190    $     34,352
Virtus International Real Estate
  Securities Fund Class I              3,800,624          22,576
Virtus Market Neutral Fund
  Class I(2)                           4,373,429          44,959
Virtus Real Estate Securities
  Class I                                830,944          23,125
                                                    ------------
                                                         125,012
                                                    ------------
FIXED INCOME FUNDS--9.9%
Virtus Senior Floating Rate Fund
  Class I                              2,285,557          22,559
----------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $138,527)                               147,571
----------------------------------------------------------------
EXCHANGE-TRADED FUNDS--34.9%
iShares S&P North American
  Natural Resources
  Sector Index Fund                      545,600          22,746
PowerShares DB Commodity Index
   Tracking Fund(2)                    1,239,300          34,180
PowerShares DB G10 Currency
  Harvest Fund(2)                        948,170          22,509
----------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $71,044)                                 79,435
----------------------------------------------------------------
TOTAL LONG TERM
INVESTMENTS--99.8%
(IDENTIFIED COST $209,571)                               227,006
----------------------------------------------------------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $209,571)                               227,006(1)
Other assets and liabilities,
  net--0.2%                                                  523
                                                    ------------
NET ASSETS--100.0%                                  $    227,529
                                                    ============

FOOTNOTE LEGEND:
(1)   Federal Income Tax Information: For tax information at
      December 31, 2010, see Note 3 Federal Income Tax
      Information in the Notes to Schedules of Investments.
(2)   Non-income producing.
(3)   Affiliated Fund.


                                                                  1

Virtus Alternatives Diversifier Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------------------------------------------------------------
                                                             TOTAL VALUE AT
                                                               DECEMBER 31,      LEVEL 1
                                                                 2010         QUOTED PRICES
-------------------------------------------------------------------------------------------
Equity Securities:
   Exchange-Traded Funds                                     $       79,435   $      79,435
   Mutual Funds                                                     147,571         147,571
-------------------------------------------------------------------------------------------
Total Investments                                            $      227,006   $     227,006
-------------------------------------------------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                           VIRTUS BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                         PAR VALUE        VALUE
                                   -------------    ------------                                    ------------    -----------
U.S. GOVERNMENT SECURITIES--17.0%                                    AGENCY--(CONTINUED)
U.S. Treasury Bond 3.500%,                                             CH-2904 4.500%, 4/15/19      $        765    $       800
  2/15/39                          $      14,645    $     12,620     FNMA
U.S. Treasury Note                                                     7.000%, 5/1/14                         11             12
  1.000%, 12/31/11                         4,800           4,831       6.000%, 10/1/14                       165            179
  2.625%, 6/30/14                          2,635           2,757       8.000%, 1/1/15                          1              1
  2.625%, 8/15/20                          8,015           7,599       6.500%, 6/1/16                        119            129
----------------------------------------------------------------       6.000%, 7/1/17                         57             62
TOTAL U.S. GOVERNMENT SECURITIES                                       5.500%, 9/1/17                        143            154
(IDENTIFIED COST $27,485)                                 27,807       4.500%, 12/1/18                       951          1,007
----------------------------------------------------------------       4.500%, 3/1/20                        149            158
MUNICIPAL BONDS--1.3%                                                  5.000%, 4/1/20                        255            272
CALIFORNIA--0.5%                                                       4.500%, 5/1/20                        411            433
Metropolitan Water District of                                         4.000%, 6/1/20                        233            242
  Southern California                                                  4.500%, 11/1/20                     1,379          1,459
  Build America Bonds, Taxable                                         5.000%, 8/1/21                         87             93
  Series A,                                                            6.508%, 3/25/29(2)                  1,108          1,255
  6.947%, 7/1/40                             140             145       6.000%, 5/1/29                        139            153
State of California, Build                                             6.500%, 7/1/29                        176            198
  America Bonds 7.600%,                                                6.500%, 5/1/30                          5              6
  11/1/40                                    660             687       7.500%, 3/1/31                        105            120
                                                    ------------       7.000%, 7/1/31                         62             71
                                                             832       7.000%, 9/1/31                        111            127
                                                    ------------       6.500%, 2/1/32                        216            243
MICHIGAN--0.1%                                                         6.500%, 3/1/32                         96            108
City of Flat Rock Finance                                              5.500%, 4/1/33                        122            132
  Authority, Taxable                                                   5.000%, 5/1/33                      1,498          1,584
  Series A, 6.750%, 10/1/16                   85              90       5.500%, 6/1/33                        983          1,060
                                                    ------------       5.500%, 7/1/33                        896            966
NEW JERSEY--0.1%                                                       5.000%, 9/1/33                        211            223
State Turnpike Authority, Build                                        6.000%, 11/1/34                       416            456
  America Bonds,                                                       5.500%, 12/1/35                       187            201
  Taxable Series A, 7.102%,                                            5.500%, 3/1/36                        416            447
  1/1/41                                     165             179       5.500%, 4/1/36                        337            363
                                                    ------------       6.390%, 5/25/36                       481            494
RHODE ISLAND--0.6%                                                     5.500%, 9/1/36                      1,341          1,444
City of Woonsocket Pension                                             6.000%, 9/1/37                         47             52
  Funding Taxable                                                      6.000%, 10/1/37                       264            287
  (AGM Insured) 5.660%, 7/15/13            1,000           1,071       6.000%, 1/1/38                        117            129
----------------------------------------------------------------       6.000%, 2/1/38                        112            123
TOTAL MUNICIPAL BONDS                                                  6.000%, 2/1/38                         77             84
(IDENTIFIED COST $2,084)                                   2,172       6.000%, 2/1/38                        132            144
----------------------------------------------------------------       6.000%, 3/1/38                        666            736
MORTGAGE-BACKED SECURITIES--29.4%
AGENCY--22.1%
FHLMC
  7.500%, 4/1/14                              17              18
  7.000%, 4/1/16                              19              21
  7.000%, 1/1/33                             165             188
  5.000%, 1/1/35                             122             129
  5.000%, 7/1/35                           3,414           3,604
FHLMC REMICs
  JA-2777 4.500%, 11/15/17                   229             236


                                                                  1

                                                          VIRTUS BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE         VALUE                                          PAR VALUE        VALUE
                                   -------------    ------------                                    ------------    -----------
AGENCY--(CONTINUED)                                                  NON-AGENCY--(CONTINUED)
  6.500%, 3/1/38                   $       3,367    $      3,786       07-C32, A3 5.744%,
  5.500%, 4/1/38                             403             437       6/15/49(2)                   $        355    $       367
  6.000%, 5/1/38                             146             159                                                    -----------
  6.000%, 7/1/38                           3,338           3,659                                                         11,950
  5.500%, 8/1/38                           1,271           1,361     ----------------------------------------------------------
  6.000%, 8/1/38                             291             322     TOTAL MORTGAGE-BACKED
  6.000%, 8/1/38                             483             534     SECURITIES
  6.000%, 8/1/38                           1,473           1,615     (IDENTIFIED COST $45,847)                           48,293
  6.000%, 8/1/38                             127             138     ----------------------------------------------------------
  5.500%, 9/1/39                           2,239           2,410     CORPORATE BONDS--45.8%
  4.500%, 9/1/40                             868             899     CONSUMER DISCRETIONARY--7.9%
FNMA REMICs 03-42, HC 4.500%,                                        Affinion Group, Inc. 144A
  12/25/17                                   293             306       7.875%, 12/15/18 (3)                  875            857
GNMA                                                                 AMC Entertainment Holdings,
  8.500%, 11/15/22                             1               1       Inc. 144A 9.750%,
  6.500%, 9/15/28                            134             153       12/1/20 (3)                           365            381
  7.500%, 9/15/29                            138             160     Avis Budget Car Rental LLC /
                                                    ------------       Avis Budget
                                                          36,343       Finance, Inc. 7.625%,
                                                    ------------       5/15/14(7)                            265            273
NON-AGENCY--7.3%                                                     Bon-Ton Stores, Inc. (The)
American Tower Trust 07-1A, AFX                                        10.250%, 3/15/14                      320            328
  144A 5.420%,                                                       Brown Shoe Co., Inc. 8.750%,
  4/15/37 (3)                                190             205       5/1/12                                610            624
Banc of America Commercial                                           Cablevision Systems Corp.
  Mortgage, Inc. 06-2,                                                 8.000%, 4/15/20                        65             70
  A3 5.712%, 5/10/45(2)                    2,285           2,426     Cequel Communications
Bear Stearns Commercial Mortgage                                       Holdings I LLC / Cequel
  Securities 05-                                                       Capital Corp. 144A 8.625%,
  PWR9, A4B 4.943%, 9/11/42                  955             968       11/15/17 (3)                          280            294
Commercial Mortgage Pass-Through                                     Clear Channel Communications,
  Certificates                                                         Inc. 6.250%,
  07-C9, A4 5.815%, 12/10/49(2)              395             425       3/15/11                               800            802
Credit Suisse Mortgage Capital                                       DineEquity, Inc. 144A 9.500%,
  Certificates                                                         10/30/18 (3)                          135            144
  06-C1, A3 5.539%, 2/15/39(2)               100             106     Discovery Communications LLC
  06-C5, A3 5.311%, 12/15/39                 650             677       3.700%, 6/1/15                        265            274
DLJ Mortgage Acceptance Corp.                                        Echostar DBS Corp. 7.125%,
  96-I, (Principal                                                     2/1/16                                490            508
  Only) 144A 0.000%,                                                 Fortune Brands, Inc. 3.000%,
  9/18/11 (3)(5)                               1               1       6/1/12                                525            533
Morgan Stanley Capital I                                             NBC Universal, Inc.
  06-T23, A4 5.808%, 8/12/41(2)            1,030           1,131       144A 2.100%, 4/1/14(3)                470            469
  07-T27, A4 5.648%, 6/11/42(2)            1,050           1,140       144A 4.375%, 4/1/21(3)                415            403
  05-IQ10, A4B 5.284%, 9/15/42               700             738     Nebraska Book Co., Inc.
  06-IQ11, A4 5.730%, 10/15/42(2)          1,460           1,602       10.000%, 12/1/11(7)                   930            930
Paine Webber Mortgage Acceptance                                       8.625%, 3/15/12(7)                    200            176
  Corp. 99-C1,                                                       Payless Shoesource, Inc.
  D 7.150%, 6/15/32                           64              64       8.250%, 8/1/13                      1,290          1,319
Wachovia Bank Commercial Mortgage                                    Peninsula Gaming LLC 10.750%,
  Trust                                                                8/15/17                               390            422
  06-C26, A3 6.011%, 6/15/45               1,935           2,100     Royal Caribbean Cruises Ltd.
                                                                       8.750%, 2/2/11                      1,070          1,082
                                                                     Scientific Games
                                                                       International, Inc. 9.250%,
                                                                       6/15/19                               580            602
                                                                     Time Warner Cable, Inc.
                                                                       5.000%, 2/1/20                        500            514
                                                                     UCI Holdco, Inc. PIK 9.250%,
                                                                       12/15/13 (2)                          629            631
                                                                     United Artists Theatre
                                                                       Circuit, Inc. Series BD-1
                                                                       9.300%, 7/1/15 (4)(6)                  22             21
                                                                     Unitymedia Hessen GmbH & Co.
                                                                       KG / Unitymedia
                                                                       NRW GmbH 144A 8.125%,
                                                                       12/1/17 (3)                           420            441
                                                                     Univision Communications,
                                                                       Inc. 144A 7.875%,
                                                                       11/1/20 (3)                           160            169


                                                                  2

                                                          VIRTUS BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                         PAR VALUE        VALUE
                                   -------------    ------------                                    ------------    -----------
CONSUMER DISCRETIONARY--(CONTINUED)                                  FINANCIALS--(CONTINUED)
WMG Holdings Corp. 9.500%,                                           American Express Co. 7.250%,
  12/15/14(2)(4)(7)                $         815    $        784       5/20/14                      $        540    $       615
                                                    ------------     Bank of America Corp.
                                                          13,051       5.750%, 8/15/16                       705            720
                                                    ------------       5.625%, 7/1/20                        590            602
CONSUMER STAPLES--2.0%                                               Barclays Bank plc
Altria Group, Inc. 9.250%, 8/6/19            335             437       Series 1, 5.000%, 9/22/16             670            709
Anheuser-Busch Inbev Worldwide,                                        5.140%, 10/14/20                      880            792
  Inc. 3.000%,                                                       Bear Stearns Cos., Inc. LLC
  10/15/12                                   385             397       (The) 7.250%, 2/1/18                  535            634
Beverages & More, Inc. 144A                                          Capital One
  9.625%, 10/1/14 (3)                        690             711       Financial Corp. 5.700%,
C&S Group Enterprises LLC 144A                                           9/15/11                             420            434
  8.375%, 5/1/17 (3)(7)                      285             274       Financial Corp. 7.375%,
Delhaize Group SA 6.500%, 6/15/17            490             555         5/23/14                             250            285
Kraft Foods, Inc.                                                      Financial Corp. 6.150%,
  2.625%, 5/8/13                             190             195         9/1/16                              420            455
  6.125%, 2/1/18                             315             360       Capital VI 8.875%, 5/15/40            320            333
Philip Morris International, Inc.                                    Chubb Corp. 6.375%,
  6.875%, 3/17/14                            185             213       3/29/67(2)                            300            313
Rite Aid Corp. 6.875%, 8/15/13                90              83     Citigroup, Inc.
                                                    ------------       5.000%, 9/15/14                     1,185          1,226
                                                           3,225       4.875%, 5/7/15                        190            194
                                                    ------------     CNA Financial Corp. 5.875%,
ENERGY--2.4%                                                           8/15/20                               325            324
Chesapeake Energy Corp. 7.250%,                                      Credit Suisse
  12/15/18                                   240             250       6.000%, 2/15/18                       425            456
El Paso Pipeline Partners                                              5.860% (2)(9)(11)                     585            553
  Operating Co. LLC                                                  CVS Pass-Through Trust 144A
  4.100%, 11/15/15                           605             602       7.507%, 1/10/32 (3)                   315            358
Enbridge Energy Partners LP                                          Developers Diversified Realty
  5.875%, 12/15/16                           135             150       Corp. 7.875%,
Energy Transfer Partners LP                                            9/1/20                                365            409
  8.500%, 4/15/14                            480             557     Duke Realty LP 5.950%,
  6.700%, 7/1/18                             360             409       2/15/17                               645            672
Kinder Morgan Energy Partners LP                                     E*Trade Financial Corp.
  5.850%, 9/15/12                            305             327       7.375%, 9/15/13                       290            290
  9.000%, 2/1/19                             225             283       7.875%, 12/1/15                       215            214
Kinder Morgan Finance Co. LLC                                        Ford Motor Credit Co. LLC
  144A 6.000%,                                                         5.625%, 9/15/15                       495            513
  1/15/18 (3)                                405             400     General Electric Capital
Linn Energy LLC / Linn Energy                                          Corp.
  Finance Corp.                                                        2.800%, 1/8/13                        810            828
  144A 7.750%, 2/1/21 (3)                    190             196       4.375%, 9/16/20                       655            645
Petroleos Mexicanos 4.875%,                                          Genworth Global Funding
  3/15/15                                    260             274       Trusts 5.125%, 3/15/11                860            866
Petropower I Funding Trust 144A                                      Goldman Sachs Group, Inc.
  7.360%, 2/15/14 (3)                         70              71       (The)
Plains All American Pipeline LP /                                      3.700%, 8/1/15                        205            209
  Plains All                                                           6.000%, 6/15/20                       425            459
  American Finance Corp. 4.250%,                                     HSBC Bank USA 4.875%, 8/24/20           365            363
  9/1/12                                     145             151     Icahn Enterprises LP / Icahn
TransCanada Pipelines Ltd.                                             Enterprises Finance
  6.350%, 5/15/67(2)                         215             212       Corp. 8.000%, 1/15/18                 770            774
                                                    ------------     International Lease Finance
                                                           3,882       Corp. 144A 8.750%,
                                                    ------------       3/15/17 (3)                           385            414
FINANCIALS--20.1%                                                    JPMorgan Chase & Co.
AFLAC, Inc. 6.450%, 8/15/40                  205             210       5.750%, 1/2/13                        490            531
Ally Financial, Inc. 0.000%,
  6/15/15                                    760             562


                                                                  3

                                                          VIRTUS BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                         PAR VALUE        VALUE
                                   -------------    ------------                                    ------------    -----------
FINANCIALS--(CONTINUED)                                              HEALTH CARE--(CONTINUED)
  5.125%, 9/15/14                  $         585    $        622     Express Scripts, Inc.
  3.700%, 1/20/15                            420             435       5.250%, 6/15/12              $        375    $       396
Landry's Holdings, Inc. 144A                                           7.250%, 6/15/19                       110            130
  11.500%, 6/1/14 (3)                        545             537     Pfizer, Inc. 4.450%, 3/15/12            420            438
Macquarie Group Ltd. 144A 7.300%,                                    US Oncology, Inc. 9.125%,
  8/1/14 (3)                                 700             764       8/15/17                               495            613
MetLife, Inc.                                                                                                       -----------
  2.375%, 2/6/14                             295             296                                                          1,958
  6.750%, 6/1/16                             140             162                                                    -----------
Metropolitan Life Global Funding                                     INDUSTRIALS--1.4%
  I 144A 2.875%,                                                     AWAS Aviation Capital Ltd.
  9/17/12 (3)                                455             466       144A 7.000%,
Morgan Stanley                                                         10/15/16 (3)                           70             70
  6.000%, 4/28/15                            415             449     Cenveo Corp. 7.875%,
  6.625%, 4/1/18                             605             656       12/1/13(7)                            715            687
Protective Life Secured Trust                                        Corrections Corp. of America
  4.000%, 4/1/11                           1,470           1,482       7.750%, 6/1/17                        380            405
Prudential Financial, Inc.                                           DynCorp International, Inc.
  3.625%, 9/17/12                            555             576       144A 10.375%, 7/1/17
  6.200%, 1/15/15                            345             380       (3)                                   175            180
  7.375%, 6/15/19                            355             419     Hutchison Whampoa
  8.875%, 6/15/68(2)                         430             500       International Ltd. 144A
Rabobank Nederland NV                                                  5.750%, 9/11/19 (3)                   315            337
  2.125%, 10/13/15                           775             750     Travelport LLC 9.875%, 9/1/14           600            587
  144A 11.000%, 6/29/49(2)(3)                395             511                                                    -----------
Regions Financial Corp.                                                                                                   2,266
  0.473%, 6/26/12(2)                       1,935           1,831                                                    -----------
  4.875%, 4/26/13                            520             507     INFORMATION TECHNOLOGY--1.8%
  5.750%, 6/15/15                            520             509     Corning, Inc. 4.250%, 8/15/20           225            222
Resona Bank Ltd. 144A 5.850%,                                        Fiserv, Inc. 6.125%, 11/20/12           150            162
  (2)(3)(9)(10)                              985             984     Freescale Semiconductor, Inc.
Royal Bank of Scotland plc (The)                                       8.875%, 12/15/14(7)                   775            814
  3.950%, 9/21/15                            360             354     Intuit, Inc. 5.750%, 3/15/17            235            256
  5.625%, 8/24/20                            605             602     Lender Processing Services,
Santander Issuances S.A                                                Inc. 8.125%, 7/1/16                   320            330
  Unipersonal 144A                                                   Sanmina-SCI Corp. 144A
  5.911%, 6/20/16 (3)                      1,085           1,064       3.052%, 6/15/14 (2)(3)                855            812
SunTrust Banks, Inc. 5.250%,                                         Xerox Corp. 4.250%, 2/15/15             370            387
  11/5/12                                    210             221                                                    -----------
Teachers Insurance & Annuity                                                                                              2,983
  Association of                                                                                                    -----------
  America 144A 6.850%,                                               MATERIALS--2.1%
  12/16/39 (3)                               275             322     AEP Industries, Inc. 7.875%,
Ventas Realty LP/Ventas Capital                                        3/15/13                               750            751
  Corp. 3.125%,                                                      Ball Corp. 6.750%, 9/15/20              190            200
  11/30/15                                    60              58     Boise Paper Holdings LLC /
Wachovia Corp. 5.750%, 2/1/18                385             427       Boise Finance Co.
Westfield Capital Corp., Ltd./                                         8.000%, 4/1/20                        395            425
  Westfield Finance                                                  Corp Nacional del Cobre de
  Authority 144A 5.125%,                                               Chile 144A 3.750%,
  11/15/14 (3)                               115             122       11/4/20 (3)                           135            128
                                                    ------------     Dow Chemical Co. (The)
                                                          32,968       6.000%, 10/1/12                       555            598
                                                    ------------       5.900%, 2/15/15                       540            598
HEALTH CARE--1.2%                                                      4.250%, 11/15/20                      255            244
Boston Scientific Corp. 6.000%,                                      Holcim U.S. Finance S.A.R.L.
  1/15/20                                    365             381       & Cie S.C.S 144A
                                                                       6.000%, 12/30/19 (3)                  235            244
                                                                     Huntsman International LLC
                                                                       8.625%, 3/15/20                        95            104


                                                                  4

                                                          VIRTUS BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                         PAR VALUE        VALUE
                                   -------------    ------------                                    ------------    -----------
MATERIALS--(CONTINUED)                                               CONVERTIBLE BONDS--0.2%
Solutia, Inc. 7.875%, 3/15/20      $         215    $        231     FINANCIALS--0.2%
                                                    ------------     Wells Fargo Capital XIII
                                                           3,523       7.700%, (2)(9)(10)           $        355    $       367
                                                    ------------     ----------------------------------------------------------
TELECOMMUNICATION SERVICES--3.5%                                     TOTAL CONVERTIBLE BONDS
Alltel Corp. 7.000%, 7/1/12                  325             353     (IDENTIFIED COST $345)                                 367
Cincinnati Bell, Inc. 8.375%,                                        ----------------------------------------------------------
  10/15/20                                   545             525     LOAN AGREEMENTS(2)--4.0%
Clearwire Communications LLC /                                       CONSUMER DISCRETIONARY--0.7%
  Clearwire                                                          KAR Holdings, Inc. Tranche
  Finance, Inc. 144A 12.000%,                                          3.085%, 10/21/13                      939            936
  12/1/17 (3)                                 75              78     Transtar Industries, Inc.
GCI, Inc. 8.625%, 11/15/19                   400             435       Tranche, 10.750%,
Global Crossing Ltd. 12.000%,                                          12/21/17                              250            247
  9/15/15                                    425             481                                                    -----------
Nextel Communications, Inc.                                                                                               1,183
  Series C 5.950%,                                                                                                  -----------
  3/15/14                                    675             667     CONSUMER STAPLES--0.7%
NII Capital Corp. 8.875%,                                            Roundy's Supermarkets, Inc.
  12/15/19                                   600             649       Tranche 10.000%,
Qwest Corp. 7.875%, 9/1/11                   715             736       4/16/16                             1,050          1,068
Telcordia Technologies, Inc. 144A                                                                                   -----------
  11.000%,                                                           FINANCIALS--0.4%
  5/1/18 (3)                                 835             843     AGFS Funding Co. Tranche,
Virgin Media Finance plc 8.375%,                                       7.250%, 4/21/15                       575            585
  10/15/19                                   460             505                                                    -----------
Windstream Corp.                                                     INDUSTRIALS--1.4%
  8.125%, 9/1/18                             185             195     RGIS Services LLC
  7.000%, 3/15/19                            335             332       Tranche B, 2.800%, 4/30/14            952            905
                                                    ------------       Tranche DD, 2.800%, 4/30/14            48             45
                                                           5,799     TransDigm Group Tranche
                                                    ------------       5.000%, 12/6/16                       600            607
UTILITIES--3.4%                                                      Vertrue, Inc./ Velo
Appalachian Power Co. 5.550%,                                          Acquisition, Inc. Tranche,
  4/1/11                                     555             561       3.310%, 8/16/14                       925            793
Atmos Energy Corp. 6.350%,                                                                                          -----------
  6/15/17                                    360             397                                                          2,350
Calpine Corp.                                                                                                       -----------
  144A 7.875%, 7/31/20(3)                    145             148     INFORMATION TECHNOLOGY--0.5%
  144A 7.500%, 2/15/21(3)                    375             371     Reynolds Group Holdings, Inc.
CMS Energy Corp. 6.250%, 2/1/20              645             661       Tranche D,
Dominion Resources, Inc. 8.875%,                                       6.500%, 5/5/16                        825            836
  1/15/19                                    120             155                                                    -----------
FirstEnergy Solutions Corp.                                          TELECOMMUNICATION
  6.050%, 8/15/21                            235             241     SERVICES--0.3%
Florida Power Corp. 6.650%,                                          Level 3 Communications, Inc.
  7/15/11                                    400             413       Tranche A, 2.540%, 3/13/14            600            569
Georgia Power Co. 6.000%, 11/1/13            225             252     ----------------------------------------------------------
Nevada Power Co. Series O 6.500%,                                    TOTAL LOAN AGREEMENTS
  5/15/18                                    640             737     (IDENTIFIED COST $6,528)                             6,591
Pacific Gas & Electric Co.                                           ----------------------------------------------------------
  8.250%, 10/15/18                           440             572
South Carolina Electric & Gas Co.                                                                      SHARES          VALUE
  6.500%,                                                                                           ------------    -----------
  11/1/18                                    240             284     PREFERRED STOCK--1.1%
Virginia Electric & Power Co.                                        FINANCIALS--1.1%
  Series A 5.400%,                                                   Citigroup Capital XIIl
  1/15/16                                    645             725       7.875%,10/30/40(2)                 16,200            436
                                                    ------------     ING Capital Funding Trust III
                                                           5,517       8.439%(2)                          10,600            978
----------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $71,673)                                 75,172
----------------------------------------------------------------


                                                                  5

                                                          VIRTUS BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES           VALUE        (6)  Security valued at fair value as determined in good
                                   -------------    ------------          faith by or under the direction of the Trustees. This
FINANCIALS--(CONTINUED)                                                   security is disclosed as a level 3 security in the
JPMorgan Chase & Co. Series 1                                             disclosure table located after the Schedule of
  7.90%(2)                                   280    $        297          Investments.
----------------------------------------------------------------     (7)  All or a portion of security is on loan.
TOTAL PREFERRED STOCK                                                (8)  Represents security purchased with cash collateral
(IDENTIFIED COST $1,639)                                   1,711          received for securities on loan.
----------------------------------------------------------------     (9)  No contractual maturity date
TOTAL LONG TERM                                                      (10) Interest may be deferred
INVESTMENTS--98.8%                                                   (11) Issuer may elect not to pay interest causing the
(IDENTIFIED COST $155,601)                               162,113          payment to be forfeited and no longer due. The issuer
----------------------------------------------------------------          has not invoked this election since the fund purchased
SHORT-TERM INVESTMENTS--0.6%                                              this security.
MONEY MARKET MUTUAL FUNDS--0.6%
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares (seven-day
  effective yield
  0.170%)                              1,005,603           1,006
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,006)                                   1,006
----------------------------------------------------------------
SECURITIES LENDING COLLATERAL--1.9%
BlackRock Institutional Money
  Market Trust
  (seven-day effective yield
  0.264%)(8)                             302,694             303
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares (seven-day
  effective yield
  0.176%)(8)                           2,779,242           2,779
----------------------------------------------------------------
TOTAL SECURITIES LENDING
COLLATERAL
(IDENTIFIED COST $3,082)                                   3,082
----------------------------------------------------------------
TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $159,689)                               166,201(1)
Other Assets and
  Liabilities--(1.3)%                                     (2,141)
                                                    ------------
NET ASSETS--100.0%                                  $    164,060
                                                    ============

ABBREVIATIONS:
AGM    Assured Guaranty Municipal Corp.
FHLMC  Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA   Federal National Mortgage Association ("Fannie Mae").
GNMA   Government National Mortgage Association ("Ginnie Mae")
PIK    Payment-in-Kind Security
REMIC  Real Estate Mortgage Investment Conduit

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information: For tax information at
     December 31, 2010, see Note 3 Federal Income Tax
     Information in the Notes to Schedules of Investments.
(2) Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2010.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities amounted to a value of $13,769 or 8.4% of net assets.
(4)  Illiquid security.
(5) Illiquid and restricted security. At December 31, 2010, this security amounted to a value of $1,or 0 % of net assets. For acquisition information, see Note 2 " Illiquid and Restricted Securities" in the Notes to Schedules of Investments


                                                                  6

                                                          VIRTUS BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
----------------------------------------------------------------
United States (includes short-term investments and securities
lending collateral)                                           94%
Australia                                                      1
Japan                                                          1
Netherlands                                                    1
Spain                                                          1
United Kingdom                                                 1
Other                                                          1
----------------------------------------------------------------
Total                                                        100%
----------------------------------------------------------------

+ % of total investments as of December 31, 2010


                                                                  7

Virtus Bond Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

------------------------------------------------------------------------------------------------------------------------
                                                                                                LEVEL 2        LEVEL 3
                                                             TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                                              DECEMBER 31,       LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                                                  2010        QUOTED PRICES      INPUTS        INPUTS
------------------------------------------------------------------------------------------------------------------------
Debt Securities:
   Convertible Bonds                                         $          367   $          --   $       367   $         --
   Corporate Bonds                                                   75,172              --        75,151             21
   Loan Agreements                                                    6,591              --         6,591             --
   Mortgage-Backed Securities                                        48,293              --        48,293             --
   Municipal Bonds                                                    2,172              --         2,172             --
   U.S. Government Securities                                        27,807              --        27,807             --
Equity Securities:
   Preferred Stock                                                    1,711              --         1,711             --
   Securities Lending Collateral                                      3,082           2,779           303             --
   Short-Term Investments                                             1,006           1,006            --             --
------------------------------------------------------------------------------------------------------------------------
Total Investments                                            $      166,201   $       3,785   $   162,395   $         21
------------------------------------------------------------------------------------------------------------------------

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                                                           Corporate
INVESTMENTS IN SECURITIES                                                                 TOTAL              Bonds
                                                                                    ----------------   ----------------

BALANCE AS OF SEPTEMBER 30, 2010:                                                       $    546          $    546

Accrued Discount/(Premium)                                                                    --                --

Realized Gain (Loss)                                                                           4                 4

Change in Unrealized Appreciation (Depreciation)                                              13                13

Net Purchases/(Sales) (b)                                                                    169               169

Transfers In and/or Out of Level 3 (a)                                                      (711)             (711)
                                                                                    ----------------   ----------------

BALANCE AS OF DECEMBER 31, 2010                                                         $     21          $     21
                                                                                    ================   ================

(a) "Transfers in and/or out" represent the ending value as of December 31. 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b) Includes paydowns on securities.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                   VIRTUS CA TAX-EXEMPT BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                         PAR VALUE        VALUE
                                   -------------    ------------                                    ------------    -----------
MUNICIPAL TAX-EXEMPT BONDS(2)--98.6%                                 GENERAL OBLIGATION--(CONTINUED)
DEVELOPMENT REVENUE--5.9%                                            Los Angeles Unified School
Hercules Redevelopment Agency                                          District Series C (AGM
  Tax-Allocation (AMBAC Insured)                                       Insured) 5.000%, 7/1/24      $        500    $       511
  5.000%, 8/1/29                   $         500    $        355     Los Angeles Unified School
Ontario Redevelopment Financing                                        District, Series A-1
  Authority (NATL Insured)                                             (NATL Insured)
  5.250%, 8/1/13                             500             512       4.500%, 1/1/28                        500            444
San Diego Redevelopment Agency                                       New Haven Unified School
  (AMBAC Insured)                                                      District (AGM Insured)
  Series B 5.350%, 9/1/24                  1,000             980       0.000%, 8/1/33                      1,500            322
  Series A 4.750%, 9/1/30                    500             440     Norwalk-La Mirada Unified
Santa Clara Redevelopment Agency                                       School District Series D
  Tax Allocation (NATL Insured)                                        (AGM Insured) 0.000%,
  5.000%, 6/1/22                           1,000             980       8/1/33                              1,500            309
                                                    ------------     Placer Union High School
                                                           3,267       District (AGM Insured)
                                                    ------------       0.000%, 8/1/32                      1,500            328
EDUCATION REVENUE--3.5%                                              Rancho Santiago Community
North City West School Facilities                                      College District (AGM
  Financing Authority, Series B                                        Insured) 0.000%, 9/1/27             1,200            400
  (AMBAC Insured) 5.250%, 9/1/19           1,000           1,038     San Rafael Elementary School
Sweetwater Unified High School                                         District (NATL, FGIC
  District, Public Financing                                           Insured) 0.000%, 8/1/26             1,000            391
  Authority, Series A (AGM                                           Walnut Valley Unified School
  Insured) 5.000%, 9/1/29                  1,000             902       District, Series A
                                                    ------------       (NATL Insured) 0.000%,
                                                           1,940       8/1/19                              3,095          1,745
                                                    ------------                                                    -----------
GENERAL OBLIGATION--15.8%                                                                                                 8,767
Antelope Valley Union High School                                                                                   -----------
  District, Series A (NATL                                           GENERAL REVENUE--14.1%
  Insured) 5.000%, 2/1/27                  1,000           1,008     Anaheim Public Financing
Brea Olinda Unified School                                             Authority, Series C
  District, Series A (NATL, FGIC                                       (AGM Insured) 6.000%,
  Insured) 6.000%, 8/1/15                    150             174       9/1/16                              1,600          1,826
Butte-Glenn Community College                                        Golden State Tobacco
  District, Series A (NATL                                             Securitization Corp.,
  Insured) 5.500%, 8/1/19                  1,000           1,056       Series A-1
California State                                                       5.125%, 6/1/47                      1,250            755
  5.250%, 6/1/16                              65              66       5.750%, 6/1/47                      1,000            672
  5.500%, 3/1/26                             500             508     Los Angeles County Public
  5.000%, 6/1/32                             500             455       Works Financing Authority,
  5.000%, 12/1/37                            250             224       Series A (AGM Insured)
California State Veterans Bonds,                                       5.500%, 10/1/18                       355            391
  Series CC 4.500%, 12/1/37                  330             276     Pomona, Certificates of
Gilroy Unified School District                                         Participation (AMBAC
  (NATL, FGIC Insured) 5.000%,                                         Insured) 5.500%, 6/1/28             1,365          1,399
  8/1/27                                     500             508     South Bay Regional Public
Grossmont-Cuyamaca Community                                           Communications Authority
  College District Election of                                         (ACA Insured) 4.750%,
  2002 Series A (NATL Insured)                                         1/1/31                                635            474
  5.000%, 8/1/19                              40              42     South Coast Air Quality
                                                                       Management District
                                                                     Building Corp. (AMBAC
                                                                       Insured) 6.000%, 8/1/11               380            387
                                                                     State Public Works Board of
                                                                       the State of California
                                                                       Department of Health
                                                                       Services, Richmond Lab
                                                                       Series B (XLCA Insured)
                                                                       5.000%, 11/1/17                       460            480
                                                                       Department of General
                                                                       Services Buildings 8 & 9
                                                                       Series A 6.125%, 4/1/29               500            512
                                                                       Various Capital Projects
                                                                       Series G-1 5.750%, 10/1/30            500            487


                                                                  1

                                                   VIRTUS CA TAX-EXEMPT BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)
                                     PAR VALUE         VALUE                                          PAR VALUE        VALUE
                                   -------------    ------------                                    ------------    -----------
GENERAL REVENUE--(CONTINUED)                                         NATURAL GAS REVENUE--1.3%
Department of Forestry & Fire                                        Roseville Natural Gas
  Protection Series E                                                  Financing Authority 5.000%,
  5.000%, 11/1/32                  $         500    $        424       2/15/24                      $        750    $       706
                                                    ------------                                                    -----------
                                                           7,807     POWER REVENUE--1.4%
                                                    ------------     Northern California Power
HIGHER EDUCATION REVENUE--3.6%                                         Agency, Hydroelectric
California Educational Facilities                                      Project No.1 Series A (NATL
  Authority Stanford University                                        Insured) 5.200%, 7/1/32               330            292
  5.250%, 4/1/40                             500             536     Southern California Public
University of California                                               Power Authority Windy
  Series D (NATL, FGIC Insured)                                        Point/Windy Flats Project,
  5.000%, 5/15/28                            500             505       Series 1, 5.000%, 7/1/28              500            499
  Series G (NATL, FGIC Insured)                                                                                     -----------
  4.750%, 5/15/35                            525             476                                                            791
  Series B 4.750%, 5/15/38                   500             449                                                    -----------
                                                    ------------     PRE-REFUNDED--26.7%
                                                           1,966     California Infrastructure &
                                                    ------------       Economic Development Bank
MEDICAL REVENUE--9.0%                                                  Pre-refunded 7/1/26 @100
California Health Facilities                                           (AMBAC Insured) 5.125%,
  Financing Authority, Stanford                                        7/1/37                                500            567
  Hospital and Clinics Series A                                      Contra Costa County Home
  5.000%, 11/15/14                           250             270       Mortgage (GNMA
  Cedars-Sinai Medical Center                                          Collateralized) 7.500%,
  5.000%, 11/15/34                           500             455       5/1/14 (3)                            500            605
  Providence Health & Services                                       Cypress Single Family
  Series C 6.500%, 10/1/38                   300             325       Residential Mortgage,
  Kaiser Permanente Series A                                           Series B (Private Mortgage
  5.250%, 4/1/39                             500             460       Insurance) 7.250%,
California State Public Works                                          1/1/12 (3)                            200            213
  Board, Department of Mental                                        Grossmont-Cuyamaca Community
  Health Series A 5.500%, 6/1/16           1,000           1,061       College District Election
California Statewide Communities                                       of 2002 Series A
  Development Authority,                                               Pre-refunded 8/1/13
  Kaiser Permanente, Series B                                          @100 (NATL Insured) 5.000%,
  5.000%, 3/1/41                             500             435       8/1/19                                210            231
  Sutter Health, Series B                                            Huntington Park Redevelopment
  5.625%, 8/15/42                          1,000             968       Agency Single Family
  St. Joseph Health System (FGIC                                       Residential Mortgage,
  Insured) 5.750%, 7/1/47                    500             482       Series A
San Joaquin General Hospital                                           (FHA/VA/PRIV MTGS Insured)
  Project, Certificates of                                             8.000%, 12/1/19 (3)                 2,400          3,317
  Participation (NATL Insured)                                       Los Angeles Harbor Department
  5.250%, 9/1/12                             100             101       7.600%, 10/1/18(3)                    715            851
Santa Clara County Financing                                         M-S-R Public Power Agency San
  Authority, Series A (AMBAC                                           Juan Project, Series D
  Insured) 7.750%, 11/15/11                  400             423       (NATL Insured) 6.750%,
                                                    ------------       7/1/20 (3)                          1,535          1,860
                                                           4,980     Northern California Power
                                                    ------------       Agency, Hydroelectric
MUNICIPAL UTILITY DISTRICT REVENUE--1.8%                               Project No.1 Series A
East Bay Municipal Utility                                             Pre-refunded 7/1/21 @
  District (NATL Insured)                                              100 (AMBAC Insured) 7.500%,
  5.000%, 6/1/35                             500             502       7/1/23                                195            258
Sacramento Municipal Utilities                                       Riverside County Single
  District Financing Authority                                         Family Series B (GNMA
  (NATL Insured) 4.750%, 7/1/26              500             492       Collateralized) 8.625%,
                                                    ------------       5/1/16(3)                           1,000          1,309
                                                             994       Series A (GNMA
                                                    ------------       Collateralized) 7.800%,
                                                                       5/1/21(3)                           4,000          5,359


                                                                  2

                                                   VIRTUS CA TAX-EXEMPT BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)
                                     PAR VALUE         VALUE                                          PAR VALUE        VALUE
                                   -------------    ------------                                    ------------    -----------
PRE-REFUNDED--(CONTINUED)                                            WATER & SEWER REVENUE--(CONTINUED)
Stockton Housing Facility, Series                                    Westlands Water District,
  A Pre-refunded 9/20/17 @ 100                                         Certificates of
  (GNMA Collateralized) 5.600%,                                        Participation (NATL
  3/20/28                          $         190    $        191       Insured) 5.250%, 9/1/14      $        500    $       536
                                                    ------------                                                    -----------
                                                          14,761                                                          5,773
                                                    ------------     ----------------------------------------------------------
TRANSPORTATION REVENUE--5.1%                                         TOTAL MUNICIPAL TAX-EXEMPT BONDS
Alameda Corridor Transportation                                      (IDENTIFIED COST $54,658)                           54,558
  Authority,                                                         ----------------------------------------------------------
  Series A (NATL Insured) 5.125%,                                    TOTAL LONG TERM INVESTMENTS--98.6%
  10/1/16                                    150             151     (IDENTIFIED COST $54,658)                           54,558
  Series A (NATL Insured) 5.125%,                                    ----------------------------------------------------------
  10/1/17                                    125             126                                       SHARES          VALUE
Bay Area Toll Authority, San                                                                        ------------    -----------
  Fransisco Bay Area                                                 SHORT-TERM INVESTMENTS--0.4%
  Series F-1 5.000%, 4/1/34                  500             483     MONEY MARKET MUTUAL FUNDS--0.4%
  Series F-1 5.125%, 4/1/39                  500             488     Blackrock Liquidity Funds
City of Long Beach Airport,                                            TempFund Portfolio -
  Series A 5.000%, 6/1/30                    200             180       Institutional Shares
Los Angeles International                                              (seven-day effective yield
  Airport,                                                             0.170%)                           230,901            231
  Series D 5.000%, 5/15/40                   250             237     ----------------------------------------------------------
  Series A 5.000%, 5/15/40                   500             475     TOTAL SHORT-TERM INVESTMENTS
San Diego County Regional Airport                                    (IDENTIFIED COST $231)                                 231
  Authority,                                                         ----------------------------------------------------------
  Series B 5.000%, 7/1/40                    500             444     TOTAL INVESTMENTS--99.0%
  Series A 5.000%, 7/1/40                    250             222     (IDENTIFIED COST $54,889)                           54,789(1)
                                                    ------------     Other assets and liabilities,
                                                           2,806       net--1.0%                                            535
                                                    ------------                                                    -----------
WATER & SEWER REVENUE--10.4%                                         NET ASSETS--100.0%                             $    55,324
California Statewide Communities                                                                                    ===========
  Development Authority,
  Anheuser-Busch Project 4.800%,                                     ABBREVATIONS:
  9/1/46                                   1,000             836     ACA    American Capital Access Financial Guarantee Corp.
Delta Diablo Sanitation District,                                    AGM    Assured Guaranty Municipal Corp.
  Certificates of Participation                                      AMBAC  American Municipal Bond Assurance Corporation.
  (NATL Insured) 0.000%, 12/1/16           1,070             862     FGIC   Financial Guaranty Insurance Company
El Dorado Irrigation District,                                       FHA    Federal Housing Authority
  Certificates of Participation,                                     GNMA   Government National Mortgage Association ("Ginnie Mae")
  Series A (NATL, FGIC Insured)                                      NATL   National Public Finance Guarantee Corp.
  5.250%, 3/1/16                             365             388     VA     U.S. Department of Veterns Affairs
Irvine Ranch Water District,                                         XLCA   XL Capital Assurance
  Certificates of Participation,
  5.000%, 3/1/24                             500             534     FOOTNOTE LEGEND:
Metropolitan Water District of                                       (1)   Federal Income Tax Information : For tax information at
  Southern California, Water                                               December 31, 2010, see Note 2 Federal Income Tax
  Works Series A 5.000%, 3/1/35              350             355           Information in the Notes to Schedules of Investments.
Water Works, Series B-1 (NATL,                                       (2)   At December 31, 2010, the concentration of the Fund's
  FGIC Insured) 5.000%, 10/1/36            1,000             998           investments by state or territory determined as a
Modesto Wastewater, Series A (AGM                                          percentage of net assets is as follows: California 98.6%.
  Insured) 5.000%, 11/1/19                   245             263           At December 31, 2010, 82.5% of the securities in the
Mountain View Shoreline Regional                                           portfolio are backed by insurance of financial
  Park Community, Series A (NATL                                           institutions and financial guaranty assurance agencies.
  Insured) 5.500%, 8/1/21                  1,000           1,001           Insurers with a concentration greater than 10% of net
                                                                           assets are as follows: NATL 27.8%, GNMA 19.5%, and AMBAC
                                                                           10.6%.
                                                                     (3)   Escrowed to maturity.


                                                                  3


Virtus CA Tax-Exempt Bond Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

---------------------------------------------------------------------------------------------------------
                                                                                                LEVEL 2
                                                             TOTAL VALUE AT                   SIGNIFICANT
                                                              DECEMBER 31,       LEVEL 1      OBSERVABLE
                                                                  2010        QUOTED PRICES      INPUTS
---------------------------------------------------------------------------------------------------------
Debt Securities:
   Municipal Tax-Exempt Bonds                                $       54,558   $         --    $    54,558
Equity Securities:
   Short-Term Investments                                               231             231            --
---------------------------------------------------------------------------------------------------------
Total Investments                                            $       54,789   $         231   $    54,558
---------------------------------------------------------------------------------------------------------

There are no Level 3 (significant unobservable inputs) priced securities.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)
                                       SHARES           VALUE                                          SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
PREFERRED STOCK--3.8%                                                FINANCIALS--(CONTINUED)
CONSUMER STAPLES--2.5%                                               Housing Development Finance
Companhia de Bebidas das                                               Corp. (India)                   3,827,770    $    62,349
  Americas ADR                                                       Muenchener Rueckversicherungs-
  2.94% (Brazil)                         939,810    $     29,162       Gesellschaft AG Registered
                                                    ------------       Shares (Germany)                  116,857         17,716
UTILITIES--1.3%                                                      Oversea-Chinese Banking Corp.,
AES Tiete SA 10.59% (Brazil)           1,056,215          15,271       Ltd. (Singapore)                1,578,900         12,155
----------------------------------------------------------------     QBE Insurance Group Ltd.
TOTAL PREFERRED STOCK                                                  (Australia)                     1,169,423         21,709
(IDENTIFIED COST $19,957)                                 44,433     Standard Chartered plc
----------------------------------------------------------------       (United Kingdom)                1,311,596         35,285
COMMON STOCKS--96.4%                                                                                                -----------
CONSUMER DISCRETIONARY--3.7%                                                                                            257,756
Domino's Pizza plc                                                                                                  -----------
  (United Kingdom)                     1,350,416          11,612     HEALTH CARE--12.7%
Hero Honda Motors Ltd. (India)           165,200           7,345     BioMerieux (France)                 188,889         18,633
Nitori Co., Ltd. (Japan)                 284,750          24,901     Cie Generale D'optique Essilor
                                                    ------------       International SA (France)         303,654         19,548
                                                          43,858     Covidien plc (Ireland)              776,930         35,475
                                                    ------------     Novartis AG Registered Shares
CONSUMER STAPLES--40.2%                                                (Switzerland)                     378,648         22,253
British American Tobacco plc                                         Novo Nordisk A/S Class B
  (United Kingdom)                     1,650,490          63,392       (Denmark)                         407,499         45,951
Coca-Cola Amatil Ltd. (Australia)      1,351,267          15,009     Roche Holding AG (Switzerland)       59,463          8,713
Colruyt SA (Belgium)                     313,220          15,926                                                    -----------
Diageo plc (United Kingdom)            1,360,426          25,134                                                        150,573
Imperial Tobacco Group plc                                                                                          -----------
  (United Kingdom)                     1,528,977          46,914     INDUSTRIALS--8.9%
ITC Ltd. (India)                       7,446,978          29,087     Bharat Heavy Electricals Ltd.
Nestle India Ltd. (India)                138,488          11,812       (India)                           267,640         13,908
Nestle S.A. Registered Shares                                        Bunzl plc (United Kingdom)          721,000          8,082
  (Switzerland)                          950,100          55,634     Bureau Veritas SA (France)          207,803         15,750
Philip Morris International, Inc.                                    Canadian National Railway Co.
  (United States)                      1,058,572          61,958       (Canada)                          175,000         11,678
Reckitt Benckiser Group plc                                          Capita Group plc (The)
  (United Kingdom)                       601,732          33,070       (United Kingdom)                1,264,156         13,728
SABMiller plc (United Kingdom)           695,414          24,465     G4S plc (United Kingdom)          1,673,478          6,643
Souza Cruz SA (Brazil)                   441,145          24,021     Jain Irrigation Systems Ltd.
Tesco plc (United Kingdom)             5,550,236          36,777       (India)                           978,800          4,601
Woolworths Ltd. (Australia)            1,153,237          31,812     Kuehne & Nagel International
                                                    ------------       AG (Switzerland)                   93,900         13,056
                                                         475,011     Secom Co., Ltd. (Japan)             386,600         18,309
                                                    ------------                                                    -----------
ENERGY--4.9%                                                                                                            105,755
Canadian Natural Resources Ltd.                                                                                     -----------
  (Canada)                               677,162          30,204     INFORMATION TECHNOLOGY--2.3%
Core Laboratories N.V.                                               Baidu.com, Inc. Sponsored ADR
  (Netherlands)(4)                       317,840          28,304       (China)(2)                         79,629          7,686
                                                    ------------     Cielo SA (Brazil)                 1,380,100         11,182
                                                          58,508     Redecard SA (Brazil)                618,260          7,840
                                                    ------------                                                    -----------
FINANCIALS--21.8%                                                                                                        26,708
Admiral Group plc (United Kingdom)       545,893          12,894                                                    -----------
Amlin plc (United Kingdom)             2,628,621          16,758     UTILITIES--1.9%
CETIP SA - Balcao Organizado de                                      CPFL Energia SA (Brazil)            507,700         12,601
  Ativos e Derivativos (Brazil)          769,465          10,939     Scottish & Southern Energy
HDFC Bank Ltd. (India)(3)              1,294,950          67,951       plc (United Kingdom)              488,042          9,321
                                                                                                                    -----------
                                                                                                                         21,922
                                                                     ----------------------------------------------------------
                                                                     TOTAL COMMON STOCKS
                                                                     (IDENTIFIED COST $846,188)                       1,140,091
                                                                     ----------------------------------------------------------
                                                                     TOTAL LONG TERM INVESTMENTS--100.2%
                                                                     (IDENTIFIED COST $866,145)                       1,184,524
                                                                     ----------------------------------------------------------




                                                                  1

                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES          VALUE
                                   -------------    ------------     FOREIGN CURRENCIES:
SHORT-TERM INVESTMENTS--0.5%                                         EUR   European Currency Unit
MONEY MARKET MUTUAL FUNDS--0.5%                                      GBP   United Kingdom Pound Sterling
Dreyfus Cash Management Fund -
  Institutional Shares (seven
  -day effective yield
  0.140%)                              5,963,721    $      5,964
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,964)                                   5,964
----------------------------------------------------------------
SECURITIES LENDING COLLATERAL--0.1%
Dreyfus Institutional Cash
  Advantage Fund - Institutional
  Shares (seven day
  effective yield 0.180%)(5)             782,000             782
----------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
  (IDENTIFIED COST $782)                                     782
----------------------------------------------------------------
TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $872,891)                             1,191,270(1)
Other assets and liabilities,
  net--(0.8)%                                             (8,939)
                                                    ------------
NET ASSETS--100.0%                                  $  1,182,331
                                                    ============

ABBREVIATIONS:
ADR   American Depositary Receipt

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information : For tax information at
     December 31, 2010, see Note 3 Federal Income Tax
     Information in the Notes to Schedules of Investments.
(2)  Non-income producing.
(3) All or a portion of the security is segregated as collateral for forward currency contracts.
(4)  All or a portion of security is on loan.
(5) Represents security purchased with cash collateral received for securities on loan.

At December 31, 2010, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                                                                                  Unrealized
                                                                                                                 Appreciation
Contracts to Receive      In Exchange for        Counterparty             Settlement Date         Value         (Depreciation)
--------------------      ---------------        ------------             ---------------         -----         --------------
EUR           26,339      USD     35,431         Citibank                     2/14/11            $35,193                $(238)
EUR           33,716      USD     47,525         Citibank                     4/21/11            $45,035              $(2,490)
GBP          119,139      USD    193,394         Citibank                     2/14/11           $185,684              $(7,710)
                                                                                                                      -------
                                                                                                                      (10,438)
                                                                                                                      -------
                                                                                                                  Unrealized
                                                                                                                 Appreciation
Contracts to Sell         In Exchange for        Counterparty             Settlement Date         Value         (Depreciation)
--------------------      ---------------        ------------             ---------------         -----         --------------
EUR           26,339      USD     34,208         Citibank                     2/14/11            $35,193                $(985)
EUR           33,716      USD     46,413         Citibank                     4/21/11            $45,035                $1,378
EUR           26,755      USD     34,981         Citibank                     6/01/11            $35,730                $(749)
GBP           91,749      USD    144,034         Citibank                     2/14/11           $142,996                $1,038
GBP           27,390      USD     43,022         Citibank                     2/14/11            $42,689                  $333
GBP           45,125      USD     70,028         Citibank                     6/01/11            $70,256                $(228)
                                                                                                                       ------
                                                                                                                           787
                                                                                                                       ------
                                                                                                                       (9,651)
                                                                                                                       ======


                                                                  2


                                                  VIRTUS FOREIGN OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
-----------------------------------------------------------------
United Kingdom                                                 29%
India                                                          17
Brazil                                                          9
Switzerland                                                     8
Australia                                                       6
United States (includes short-term investments and
  securities  lending collateral)                               6
France                                                          4
Other                                                          21
-----------------------------------------------------------------
Total                                                         100%
-----------------------------------------------------------------




+ % of total investments as of December 31, 2010


                                                                  3


Virtus Foreign Opportunities Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

---------------------------------------------------------------------------------------------------------
                                                                                                LEVEL 2
                                                             TOTAL VALUE AT                   SIGNIFICANT
                                                               DECEMBER 31,      LEVEL 1       OBSERVABLE
                                                                  2010        QUOTED PRICES     INPUTS
---------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                             $    1,140,091   $   1,140,091   $        --
   Preferred Stock                                                   44,433          29,162        15,271
   Securities Lending Collateral                                        782             782            --
   Short-Term Investments                                             5,964           5,964            --
---------------------------------------------------------------------------------------------------------
Total Investments                                            $    1,191,270   $   1,175,999   $    15,271
---------------------------------------------------------------------------------------------------------

Other Financial Instruments:
   Forward Currency Contracts(a)                             $       (9,651)  $          --   $    (9,651)

There are no Level 3 (significant unobservable inputs) priced securities.

(a) Valued at the unrealized appreciation (depreciation) on the investment.


                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.


                                                  VIRTUS GLOBAL INFRASTRUCTURE FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                      SHARES           VALUE                                           SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
COMMON STOCKS--98.3%                                                 UTILITIES--(CONTINUED)
CONSUMER DISCRETIONARY--1.6%                                         Centrica plc (United Kingdom)       260,320    $     1,346
SES SA (Luxembourg)                       48,160    $      1,147     CMS Energy Corp.
                                                    ------------       (United States)                    45,370            844
ENERGY--21.8%                                                        DTE Energy Co. (United States)       13,240            600
Enbridge, Inc. (Canada)                   80,430           4,536     E.ON AG (Germany)                    21,580            661
Spectra Energy Corp. (United                                         Entergy Corp. (United States)        14,960          1,060
  States)                                139,720           3,492     GDF Suez (France)                    31,325          1,124
TransCanada Corp. (Canada)                92,350           3,513     ITC Holdings Corp.
Williams Cos., Inc. (The)                                              (United States)                    15,620            968
  (United States)                        146,880           3,631     National Grid plc (United
                                                    ------------       Kingdom)                           87,750            757
                                                          15,172     NextEra Energy, Inc.
                                                    ------------       (United States)                    21,440          1,115
INDUSTRIALS--16.3%                                                   Northeast Utilities (United
Abertis Infraestructuras S.A                                           States)                            20,460            652
  (Spain)                                 49,520             890     Northwest Natural Gas Co.
Atlantia S.p.A. (Italy)                   95,336           1,945       (United States)                    14,960            695
Brisa Auto-Estradas de Portugal                                      NSTAR (United States)                20,020            845
  SA (Portugal)                           68,180             476     NV Energy, Inc. (United
Ferrovial SA (Spain)                      69,200             688       States)                            50,920            715
Fraport AG Frankfurt Airport                                         ONEOK, Inc. (United States)          13,040            723
  Services Worldwide (Germany)            22,530           1,420     Public Service Enterprise
Hamburger Hafen Und Logistik AG                                        Group, Inc. (United States)        28,810            916
  (Germany)                               19,190             886     Questar Corp. (United States)        24,440            425
Koninklijke Vopak NV (Netherlands)        42,190           1,993     Sempra Energy (United States)        23,450          1,231
Transurban Group (Australia)             403,140           2,111     SevernTrent plc (United
Vinci SA (France)                         16,870             917       Kingdom)                           37,745            870
                                                    ------------     Southern Co. (The) (United
                                                          11,326       States)                            25,060            958
                                                    ------------     Tokyo Electric Power Co.,
TELECOMMUNICATION SERVICES--30.0%                                      Inc. (The) (Japan)                 28,940            707
American Tower Corp. Class A                                         Wisconsin Energy Corp.
  (United States)(2)                      33,890           1,750       (United States)                    18,260          1,075
AT&T, Inc. (United States)               122,880           3,610     Xcel Energy, Inc. (United
Crown Castle International Corp.                                       States)                            34,750            818
  (United States)(2)                      35,830           1,570                                                    -----------
France Telecom SA Sponsored ADR                                                                                          19,870
  (France)                                48,850           1,030     ----------------------------------------------------------
Frontier Communications Corp.                                        TOTAL COMMON STOCKS
  (United States)                         89,240             868     (IDENTIFIED COST $60,115)                           68,403
Koninklijke KPN N.V. (Netherlands)        58,280             851     ----------------------------------------------------------
Nippon Telegraph & Telephone                                         TOTAL LONG TERM INVESTMENTS--98.3%
  Corp. ADR (Japan)                       32,150             738     (IDENTIFIED COST $60,115)                           68,403
Singapore Telecommunications Ltd.                                    ----------------------------------------------------------
  (Singapore)                            376,400             895     SHORT-TERM INVESTMENTS--1.3%
Telefonica S.A. Sponsored ADR                                        MONEY MARKET MUTUAL FUNDS--1.3%
  (Spain)                                 26,020           1,780     Dreyfus Cash Management Fund -
TELUS Corp. (Canada)                      28,470           1,302       Institutional
Verizon Communications, Inc.                                         Shares (seven-day effective
  (United States)                         49,250           1,762       yield 0.140%)                     907,022            907
Vodafone Group plc Sponsored ADR                                     ----------------------------------------------------------
  (United Kingdom)                       130,950           3,461     TOTAL SHORT-TERM INVESTMENTS
Windstream Corp. (United States)          91,190           1,271     (IDENTIFIED COST $907)                                 907
                                                    ------------     ----------------------------------------------------------
                                                          20,888     TOTAL INVESTMENTS--99.6%
                                                    ------------     (IDENTIFIED COST $61,022)                           69,310(1)
UTILITIES--28.6%                                                     Other assets and liabilities, net--0.4%                284
CenterPoint Energy, Inc.                                                                                            -----------
  (United States)                         48,670             765     NET ASSETS--100.0%                             $    69,594
                                                                                                                    ===========
                                                                     ABBREVIATIONS:
                                                                     ADR   American Depositary Receipt


                                                                  1


                                                  VIRTUS GLOBAL INFRASTRUCTURE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information : For tax information at
     December 31, 2010 , see Note 3 Federal Income Tax
     Information in the Notes to Schedules of Investments.
(2)  Non-income producing.


                                                                  2


                                                  VIRTUS GLOBAL INFRASTRUCTURE FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
------------------------------------------------------------------
United States (includes short-term investments)                 48%
Canada                                                          14
United Kingdom                                                   9
Spain                                                            5
France                                                           4
Germany                                                          4
Netherlands                                                      4
Other                                                           12
------------------------------------------------------------------
Total                                                          100%
------------------------------------------------------------------



+ % of total investments as of December 31, 2010


                                                                  3


Virtus Global Infrastructure Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------------------------------------------------------------
                                                             TOTAL VALUE AT
                                                              DECEMBER 31,       LEVEL 1
                                                                  2010        QUOTED PRICES
-------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                             $       68,403   $      68,403
   Short-Term Investments                                               907             907
-------------------------------------------------------------------------------------------
Total Investments                                            $       69,310   $      69,310
-------------------------------------------------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.


                           THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                  VIRTUS GLOBAL OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES          VALUE                                           SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
COMMON STOCKS--100.1%                                                HEALTH CARE--(CONTINUED)
CONSUMER DISCRETIONARY--8.0%                                         BioMerieux (France)                   8,110    $       800
Domino's Pizza plc (United                                           Covidien plc (Ireland)               23,535          1,075
  Kingdom)                                77,600    $        667     Novo Nordisk A/S Class B
Expedia, Inc. (United States)             24,475             614       (Denmark)                           9,118          1,028
Hero Honda Motors Ltd. (India)             9,890             440                                                    -----------
John Wiley & Sons, Inc. Class A                                                                                           5,046
  (United States)                         13,595             615                                                    -----------
McDonald's Corp. (United States)          34,394           2,640     INDUSTRIALS--2.9%
Norstar Founders Group Ltd.                                          Bharat Heavy Electricals Ltd.
  (Cayman Islands)(2)(3)(4)              272,000               0       (India)                            21,525          1,119
                                                    ------------     Bureau Veritas SA (France)            9,225            699
                                                           4,976                                                    -----------
                                                    ------------                                                          1,818
CONSUMER STAPLES--37.2%                                                                                             -----------
Altria Group, Inc. (United                                           INFORMATION TECHNOLOGY--26.2%
  States)                                 37,190             916     Accenture plc Class A
British American Tobacco plc                                           (Ireland)                          12,400            601
  (United Kingdom)(5)                    109,414           4,202     Apple, Inc. (United
Cia de Bebidas das Americas                                            States)(2)                         10,675          3,443
  (Brazil)                                17,000             517     Baidu.com, Inc. Sponsored ADR
Coca-Cola Co. (The) (United                                            (China)(2)                          4,680            452
  States)                                 44,017           2,895     Cognizant Technology
Costco Wholesale Corp. (United                                         Solutions Corp. Class A
  States)                                  7,440             537       (United States)(2)                 35,845          2,627
Imperial Tobacco Group plc                                           Dolby Laboratories, Inc.
  (United Kingdom)                        35,014           1,074        Class A (United
ITC Ltd. (India)                         249,385             974        States)(2)(6)                     17,005          1,134
Mead Johnson Nutrition Co.                                           Google, Inc. Class A (United
  (United States)                         25,356           1,579       States)(2)                          5,308          3,153
Nestle India Ltd. (India)                 11,990           1,023     International Business
Nestle S.A. Registered Shares                                          Machines Corp. (United
  (Switzerland)                           33,248           1,947       States)                             5,200            763
Philip Morris International, Inc.                                    MasterCard, Inc. Class A
  (United States)                         71,895           4,208       (United States)                     5,785          1,296
Reckitt Benckiser Group plc                                          Microsoft Corp. (United
  (United Kingdom)                        22,272           1,224       States)                            45,435          1,269
Tesco plc (United Kingdom)               164,718           1,092     Redecard SA (Brazil)                 32,159            408
Woolworths Ltd. (Australia)               37,741           1,041     Visa, Inc. Class A
                                                    ------------       (United States)                    16,651          1,172
                                                          23,229                                                    -----------
                                                    ------------                                                         16,318
ENERGY--4.8%                                                         ----------------------------------------------------------
Canadian Natural Resources Ltd.                                      TOTAL COMMON STOCKS
  (Canada)                                43,625           1,946     (IDENTIFIED COST $47,569)                           62,404
Core Laboratories N.V                                                ----------------------------------------------------------
  (Netherlands)                           11,500           1,024     TOTAL LONG TERM
                                                    ------------     INVESTMENTS--100.1%
                                                           2,970     (IDENTIFIED COST $47,569)                           62,404
                                                    ------------     ----------------------------------------------------------
FINANCIALS--12.9%                                                    SHORT-TERM INVESTMENTS--0.3%
CETIP SA - Balcao Organizado de                                      MONEY MARKET MUTUAL FUNDS--0.3%
  Ativos e Derivativos (Brazil)           57,292             815     Dreyfus Cash Management Fund -
HDFC Bank Ltd. (India)                    59,935           3,145       Institutional Shares
Housing Development Finance                                            (seven-day effective
  Corp. (India)                          177,170           2,886       yield 0.140%                      197,130            197
Standard Chartered plc (United                                       ----------------------------------------------------------
  Kingdom)                                44,650           1,201     TOTAL SHORT-TERM INVESTMENTS
                                                    ------------     (IDENTIFIED COST $197)                                 197
                                                           8,047     ----------------------------------------------------------
                                                    ------------     SECURITIES LENDING COLLATERAL--1.7%
HEALTH CARE--8.1%                                                    Dreyfus Institutional Cash
Abbott Laboratories (United                                            Advantage Fund -
  States)                                 21,172           1,014       Institutional Shares
Becton, Dickinson & Co. (United                                        (seven day effective yield
  States)                                 13,360           1,129       0.180%)(7)                      1,081,000          1,081
                                                                     ----------------------------------------------------------
                                                                     TOTAL SECURITIES LENDING COLLATERAL
                                                                     (IDENTIFIED COST $1,081)                             1,081
                                                                     ----------------------------------------------------------


                                                                  1

                                                  VIRTUS GLOBAL OPPORTUNITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--102.1%
(IDENTIFIED COST $48,847)                 63,682(1)
Other assets and liabilities,
  net--(2.1)%                             (1,288)
                                   -------------
NET ASSETS--100.0%                 $      62,394
                                   =============

ABBREVIATIONS:
ADR   American Depositary Receipt.

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information : For tax information at
      December 31, 2010 , see Note 3 Federal Income Tax
      Information in the Notes to Schedules of Investments.
(2)   Non-income producing.
(3)   Illiquid security.
(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(5) All or a portion of the security is segregated as collateral for forward currency contracts.
(6)   All or a portion of security is on loan.
(7) Represents security purchased with cash collateral received for securities on loan.

FOREIGN CURRENCIES
EUR   European Currency Unit
GBP   United Kingdom Pound Sterling

At December 31, 2010, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                                                     Unrealized
                                                                                    Appreciation
Contracts to Receive   In Exchange for   Counterparty   Settlement Date    Value   (Depreciation)
--------------------   ---------------   ------------   ---------------   ------   --------------
EUR           202      USD         272   Citibank           2/14/11        $270               $(2)
EUR           521      USD         734   Citibank           4/21/11        $696              $(38)
GBP         3,140      USD       5,097   Citibank           2/14/11       $4,894            $(203)
                                                                                            -----
                                                                                             (243)
                                                                                            -----

                                                                                     Unrealized
                                                                                    Appreciation
Contracts to Sell      In Exchange for   Counterparty   Settlement Date    Value   (Depreciation)
--------------------   ---------------   ------------   ---------------   ------   --------------
EUR           202      USD         262   Citibank           2/14/11        $270               $(8)
EUR           210      USD         292   Citibank           4/21/11        $281               $11
EUR           311      USD         428   Citibank           4/21/11        $415               $13
GBP           807      USD       1,268   Citibank           2/14/11       $1,258              $10
GBP         2,333      USD       3,662   Citibank           2/14/11       $3,636              $26
GBP         1,352      USD       2,110   Citibank           6/01/11       $2,105               $5
                                                                                            -----
                                                                                               57
                                                                                            -----
                                                                                             (186)
                                                                                            =====


                                                                  2

                                                  VIRTUS GLOBAL OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
------------------------------------------------------------------
United States (includes short-term  investments and securities
  lending collateral)                                           51%
India                                                           15
United Kingdom                                                  15
Brazil                                                           3
Canada                                                           3
Switzerland                                                      3
Ireland                                                          2
Other                                                            8
------------------------------------------------------------------
Total                                                          100%
------------------------------------------------------------------

+ % of total investments as of December 31, 2010


                                                                  3

Virtus Global Opportunities Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

------------------------------------------------------------------------------------------------------------------------
                                                                                                LEVEL 2        LEVEL 3
                                                             TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                                               DECEMBER 31,      LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                                                   2010       QUOTED PRICES     INPUTS         INPUTS
------------------------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                             $       62,404   $      62,404   $        --   $          0+
   Securities Lending Collateral                                      1,081           1,081            --             --
   Short-Term Investments                                               197             197            --             --
------------------------------------------------------------------------------------------------------------------------
Total Investments                                            $       63,682   $      63,682   $        --   $          0+
------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments:
   Forward Currency Contracts(a)                             $         (186)  $          --   $      (186)  $         --

(a) Valued at the unrealized appreciation (depreciation) on the investment.

+ Level 3 common stock valued at zero at beginning and end of period.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                              VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES          VALUE                                           SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
COMMON STOCKS--98.2%                                                 OFFICE REITS--(CONTINUED)
DIVERSIFIED REITS--11.5%                                             Japan Real Estate Investment
Beni Stabili SpA (Italy)                   9,578    $          8       Corp. (Japan)                           3    $        31
BGP Holdings plc                                                     Kilroy Realty Corp. (United
  (Australia)(2)(3)(4)                    13,566               0       States)                             1,197             44
British Land Co. plc                                                 Nippon Building Fund, Inc.
  (United Kingdom)                         5,730              47       (Japan)                                 3             31
Canadian Real Estate                                                 SL Green Realty Corp.
  Investment Trust (Canada)                  590              18       (United States)                       596             40
Cominar Real Estate Investment                                       Societe Immobiliere de
  Trust (Canada)                             845              18       Location Pour L'industrie
Dexus Property Group                                                 Et Le Commerce (France)                 145             18
  (Australia)                             42,140              34                                                    -----------
First Capital Realty, Inc.                                                                                                  564
  (Canada)                                 1,045              16                                                    -----------
Fonciere Des Regions (France)                134              13     REAL ESTATE OPERATING COMPANIES--8.7%
GPT Group (Australia)                     10,700              32     AEON Mall Co., Ltd. (Japan)           1,570             42
Kenedix Realty Investment                                            Brookfield Properties Corp.
  Corp. (Japan)                                4              19       (Canada)                            3,215             57
Land Securities Group plc                                            Castellum AB (Sweden)                 1,745             24
  (United Kingdom)                         5,871              62     Citycon Oyj (Finland)                 3,975             16
Liberty Property Trust                                               Global Logistic Properties
  (United States)                            683              22       Ltd. (Singapore)(2)                 7,500             13
Mapletree Logistics Trust                                            Hongkong Land Holdings Ltd.
  (Singapore)                             43,545              33       (Hong Kong)                        11,300             82
Vornado Realty Trust (United                                         Norwegian Property ASA
  States)                                  1,025              85       (Norway)(2)                        12,275             22
                                                    ------------     PSP Swiss Property AG
                                                             407       (Switzerland)(2)                      290             23
                                                    ------------     Safestore Holdings plc
INDUSTRIAL REITS--4.4%                                                 (United Kingdom)                   13,576             27
AMB Property Corp. (United                                                                                          -----------
  States)                                  1,366              43                                                            306
Ascendas Real Estate                                                                                                -----------
  Investment Trust (Singapore)            18,800              30     RESIDENTIAL REITS--10.3%
Goodman Group (Australia)                 59,000              39     American Campus Communities,
ProLogis (United States)                     965              14       Inc. (United States)                  293              9
SEGRO plc (United Kingdom)                 6,590              30     Apartment Investment &
                                                    ------------       Management Co. Class
                                                             156       A (United States)                   1,225             32
                                                    ------------     AvalonBay Communities, Inc.
OFFICE REITS--16.0%                                                    (United States)                       585             66
Alexandria Real Estate                                               Boardwalk Real Estate
  Equities, Inc. (United                                               Investment Trust (Canada)             342             14
  States)                                    496              36     BRE Properties, Inc. (United
Allied Properties Real Estate                                          States)                               486             21
  Investment Trust (Canada)                  375               8     Campus Crest Communities,
BioMed Realty Trust, Inc.                                              Inc. (United States)                  694             10
  (United States)                          1,630              31     Equity Lifestyle Properties,
Boston Properties, Inc.                                                Inc. (United States)                  419             23
  (United States)                          1,003              86     Equity Residential (United
CapitaCommercial Trust                                                 States)                             2,126            111
  (Singapore)                             16,000              19     Essex Property Trust, Inc.
Champion Reit (Hong Kong)                 42,418              25       (United States)                       404             46
Commonwealth Property Office                                         UDR, Inc. (United States)             1,409             33
  Fund (Australia)                        20,000              17                                                    -----------
Corporate Office Properties                                                                                                 365
  Trust (United States)                      793              28                                                    -----------
Derwent London plc (United                                           RETAIL REITS--33.0%
  Kingdom)                                   585              14     CapitaMall Trust (Singapore)          5,450              8
Digital Realty Trust, Inc.                                           CFS Retail Property Trust
  (United States)                          1,044              54       (Australia)                        16,200             29
Duke Realty Corp. (United States)          2,345              29     Corio N.V. (Netherlands)              1,036             66
Great Portland Estates plc                                           Developers Diversified
  (United Kingdom)                         2,221              13       Realty Corp. (United
ING Office Fund (Australia)               44,608              25       States)                             2,529             36
Japan Prime Realty Investment                                        Eurocommercial Properties
  Corp. (Japan)                                5              15       N.V. (Netherlands)                    530             24
                                                                     Federal Realty Investment
                                                                       Trust (United States)                 293             23
                                                                     General Growth Properties,
                                                                       Inc. (United States)                1,972             31


                                                                  1

                                              VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES          VALUE                                           SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
RETAIL REITS--(CONTINUED)                                            SHORT-TERM INVESTMENTS--0.3%
Hammerson plc (United Kingdom)             4,975    $         32     MONEY MARKET MUTUAL FUNDS--0.3%
Kimco Realty Corp. (United                                           Dreyfus Cash Management Fund
  States)                                  4,050              73       - Institutional Shares
Klepierre (France)                         1,510              54       (seven-day effective
Link (The) (Hong Kong)                    18,004              56       yield 0.140%)                       9,619   $         10
Macerich Co. (The) (United                                           ----------------------------------------------------------
  States)                                  1,173              56     TOTAL SHORT-TERM INVESTMENTS
Regency Centers Corp. (United                                        (IDENTIFIED COST $10)                                   10
  States)                                    670              28     ----------------------------------------------------------
RioCan Real Estate Investment                                        TOTAL INVESTMENTS--98.5%
  Trust (Canada)                           2,437              54     (IDENTIFIED COST $2,309)                             3,477(1)
Simon Property Group, Inc.                                           Other assets and liabilities,
  (United States)                          1,771             176       net--1.5%                                             54
Tanger Factory Outlet Centers                                                                                       -----------
  (United States)                            384              20     NET ASSETS--100.0%                             $     3,531
Taubman Centers, Inc. (United                                                                                       ===========
   States)                                   515              26
Unibail-Rodamco (France)                     733             145     ABBREVIATIONS:
Weingarten Realty Investors                                          REIT  Real Estate Investment Trust
  (United States)                          1,790              43
Westfield Group (Australia)               11,650             114     FOOTNOTE LEGEND:
Westfield Retail Trust                                               (1)   Federal Income Tax Information : For tax information at
  (Australia)(2)                          26,650              70           December 31, 2010 , see Note 3 Federal Income Tax
                                                    ------------           Information in the Notes to Schedules of Investments.
                                                           1,164     (2)   Non-income producing.
                                                    ------------     (3)   Illiquid security.
SPECIALIZED REITS--14.3%                                             (4)   Security valued at fair value as determined in good faith
Big Yellow Group plc (United                                               by or under the direction of the Trustees. This security
  Kingdom)                                 4,975              27           is disclosed as a Level 3 security in the disclosure
Entertainment Properties Trust                                             table located after the Schedule of Investments.
  (United States)                            448              21     (5)   Amount is less than $500.
Extra Space Storage, Inc.
  (United States)                          2,278              40
HCP, Inc. (United States)                  1,564              57
Health Care REIT, Inc.
  (United States)                            893              42
Host Hotels & Resorts, Inc.
  (United States)                          5,363              96
LaSalle Hotel Properties
  (United States)                          1,045              28
Nationwide Health Properties,
  Inc. (United States)                     1,405              51
Public Storage (United States)               865              88
Starwood Hotels & Resorts
  Worldwide, Inc. (United
  States)                                    140               8
Ventas, Inc. (United States)                 898              47
                                                    ------------
                                                             505
----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $2,299)                                   3,467
----------------------------------------------------------------
WARRANTS--0.0%
DIVERSIFIED REITS--0.0%
Fonciere Des Regions Strike
  price 65.00 EUR exp.
  12/31/10(2)                                 10              --(5)
----------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                          --(5)
----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $2,299)                                   3,467
----------------------------------------------------------------


                                                                  2

                                              VIRTUS GLOBAL REAL ESTATE SECURITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
------------------------------------------------
United States (includes
  short-term investments)                     54%
Australia                                     10
France                                         7
United Kingdom                                 7
Canada                                         5
Hong Kong                                      5
Japan                                          4
Other                                          8
------------------------------------------------
Total                                        100%
------------------------------------------------

+ % of total investments as of December 31, 2010


                                                                  3

Virtus Global Real Estate Securities Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

-------------------------------------------------------------------------------------------------------------
                                                                                                   LEVEL 3
                                                             TOTAL VALUE AT                       SIGNIFICANT
                                                               DECEMBER 31,        LEVEL 1       UNOBSERVABLE
                                                                  2010          QUOTED PRICES       INPUTS
-------------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                             $        3,467     $       3,467    $         0+
   Short-Term Investments                                                10                10             --
   Warrants                                                              --(a)            --(a)           --
-------------------------------------------------------------------------------------------------------------
Total Investments                                            $        3,477     $       3,477    $         0+
-------------------------------------------------------------------------------------------------------------

There are no Level 2 (significant observable inputs) priced securities.

+   Level 3 common stock valued at zero at beginning and end of period.

(a) Amount is less than $500.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                           VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES           VALUE                                          SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
COMMON STOCKS--98.3%                                                 ENERGY--2.5%
CONSUMER DISCRETIONARY--9.1%                                         CNOOC Ltd. (Hong Kong)               49,789          $ 118
BEC World plc (Thailand)                  61,300    $         64     Oil & Gas Development Co.,
Billabong International Ltd.                                           Ltd. (Pakistan)                    39,400             78
  (Australia)                             13,467             112     PTT Exploration & Production
Cox & Kings India Ltd. (India)             7,900              92       plc (Thailand)                     24,600            140
Genting Malaysia Bhd (Malaysia)          111,600             123                                                    -----------
Hero Honda Motors Ltd. (India)             4,000             178                                                            336
Jubilant Foodworks Ltd.                                                                                             -----------
  (India)(2)                                 900              13     FINANCIALS--23.6%
Kangwon Land, Inc. (Korea)                 8,890             219     Axis Bank Ltd. (India)                8,400            254
Parkson Retail Group Ltd. (China)         39,800              61     Commercial Bank of Ceylon
Super Cheap Auto Group Ltd.                                            plc (Sri Lanka)                    42,350             99
  (Australia)                             21,804             136     Delta Brac Housing Finance
Wynn Macau Ltd. (Hong Kong)              103,498             232       Corp., Ltd. (Bangladesh)            2,750             97
                                                    ------------     Gruh Finance Ltd. (India)            15,500            139
                                                           1,230     HDFC Bank Ltd. (India)(3)            13,320            699
                                                    ------------     Housing Development Finance
CONSUMER STAPLES--33.0%                                                Corp. (India)                      42,657            695
AmorePacific Corp. (South Korea)             315             316     Infrastructure Development
British American Tobacco                                               Finance Co., Ltd. (India)          35,700            146
  Bangladesh Co., Ltd.                                               Jammu & Kashmir Bank Ltd.
  (Bangladesh)                            14,700             149       (India)                             5,900            103
British American Tobacco Bhd                                         Mahindra & Mahindra Financial
 (Malaysia)                                5,600              82       Services (India)                    6,900            114
Ceylon Tobacco Co., Ltd.                                             MCB Bank Ltd. (Pakistan)              8,537             23
  (Sri Lanka)                             36,000             115     Oversea-Chinese Banking
Coca-Cola Amatil Ltd. (Australia)         23,127             257       Corp., Ltd. (Singapore)            19,000            146
Colgate Palmolive India Ltd.                                         Public Bank Bhd (Malaysia)           34,400            145
  (India)                                  5,700             111     QBE Insurance Group Ltd.
Dabur India Ltd. (India)                  63,353             142       (Australia)                        14,326            266
Dairy Farm International Holdings                                    Shriram Transport Finance
  Ltd. (Hong Kong)                        14,600             136       Co., Ltd. (India)                   8,300            145
Distilleries Co. of Sri Lanka                                        Standard Chartered plc
  Ltd. (Sri Lanka)                        17,300              28       (United Kingdom)                    4,800            131
Gudang Garam Tbk PT (Indonesia)           33,933             151                                                    -----------
Guinness Anchor Bhd (Malaysia)            43,935             145                                                          3,202
Hengan International Group Co.,                                                                                     -----------
  Ltd. (China)                            31,700             273     HEALTH CARE--5.8%
ITC Ltd. (India)                         122,775             480     Cipla Ltd. (India)                   11,020             91
LG Household & Health Care Ltd.                                      Kalbe Farma Tbk PT
  (Korea)                                    330             113       (Indonesia)                       208,000             75
Marico Bangladesh Ltd.                                               Lupin Ltd. (India)                   11,700            127
  (Bangladesh)                            15,150             131     ResMed, Inc.
Nestle India Ltd. (India)                  4,300             367       (United States)(2)                118,491            423
Nestle Malaysia Bhd (Malaysia)             7,000              98     Sun Pharmaceutical Industries
Nestle Pakistan Ltd. (Pakistan)            3,895             108       Ltd. (India)                        7,300             79
Pakistan Tobacco Co., Ltd.                                                                                          -----------
  (Pakistan)                             127,772             164                                                            795
Thai Beverage plc (Thailand)             392,000              87                                                    -----------
Tsingtao Brewery Co., Ltd.                                           INDUSTRIALS--10.2%
  (China)                                 35,993             188     Beijing Enterprises Holdings
Unilever Indonesia Tbk PT                                              Ltd. (China)                       25,575            159
  (Indonesia)                             99,697             183     Bharat Electronics Ltd.
Unilever Pakistan Ltd. (Pakistan)          1,900              97       (India)                             3,371            133
Want Want China Holdings Ltd.                                        Bharat Heavy Electricals Ltd.
  (China)                                101,695              89       (India)                             3,600            187
Woolworths Ltd. (Australia)               12,656             349     Jain Irrigation Systems Ltd.
Zhongpin, Inc. (China)(2)                  5,445             111       (India)                            27,235            128
                                                    ------------     Jardine Matheson Holdings
                                                           4,470       Ltd. (Hong Kong)                    3,218            142
                                                    ------------     Jardine Strategic Holdings
                                                                       Ltd. (Bermuda)                      3,206             89
                                                                     Keells (John) Holdings plc
                                                                       (Sri Lanka)                        40,500            109
                                                                     Singapore Airport Terminal
                                                                       Servises Ltd. (Singapore)          36,200             81
                                                                     Singapore Post Ltd.
                                                                       (Singapore)                       104,300             96


                                                                 1

                                          VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES          VALUE                                           SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
INDUSTRIALS--(CONTINUED)                                             MUTUAL FUNDS--0.6%
Taiwan Secom Co., Ltd. (Taiwan)           60,846          $  115     Macquarie Korea
UGL Ltd. (Australia)                       9,800             145       Infrastructure Fund                16,420    $        70
                                                    ------------     ----------------------------------------------------------
                                                           1,384     TOTAL MUTUAL FUNDS
                                                    ------------     (IDENTIFIED COST $64)                                   70
INFORMATION TECHNOLOGY--6.8%                                         ----------------------------------------------------------
Baidu.com, Inc. Sponsored ADR                                        TOTAL LONG TERM
  (China)(2)                               3,185             307       INVESTMENTS--98.9%
Financial Technologies India Ltd.                                    (IDENTIFIED COST $11,016)                           13,395
  (India)                                  2,900              58     ----------------------------------------------------------
Infosys Technologies Ltd.                                            SHORT-TERM INVESTMENTS--1.0%
  Sponsored ADR (India)                    1,800             137     MONEY MARKET MUTUAL
NetEase.Com, Inc. ADR (China)(2)           3,651             132       FUNDS--1.0%
NHN Corp. (Korea)(2)                         751             150     Dreyfus Cash Management Fund
Tencent Holdings Ltd. (China)              6,200             135       - Institutional Shares
                                                    ------------       (seven-day effective
                                                             919       yield 0.140%)                     141,626            142
                                                    ------------     ----------------------------------------------------------
MATERIALS--4.4%                                                      TOTAL SHORT-TERM INVESTMENTS
Asian Paints Ltd. (India)                  2,100             135     (IDENTIFIED COST $142)                                 142
Engro Corp., Ltd. (Pakistan)              25,000              57     ----------------------------------------------------------
Fauji Fertilizer Co., Ltd.                                           TOTAL INVESTMENTS--99.9%
  (Pakistan)                              51,000              75     (IDENTIFIED COST $11,158)                           13,537(1)
Semen Gresik (Persero) Tbk PT                                        Other assets and liabilities,
  (Indonesia)                            256,597             269       net--0.1%                                             18
Yingde Gases Group Co., Ltd.                                                                                        -----------
  (China)(2)                              73,369              65     NET ASSETS--100.0%                             $    13,555
                                                    ------------                                                    ===========
                                                             601     ABBREVIATIONS:
                                                    ------------     ADR  American Depositary Receipt
TELECOMMUNICATION SERVICES--1.1%
Philippine Long Distance                                             FOOTNOTE LEGEND:
  Telephone Co. Sponsored ADR                                        (1)  Federal Income Tax Information : For tax information at
  (Philippines)                            2,560             149          December 31, 2010 , see Note 3 Federal Income Tax
                                                    ------------          Information in the Notes to Schedules of Investments.
UTILITIES--1.8%                                                      (2)  Non-income producing.
China Resources Gas Group Ltd.                                       (3)  All or a portion of the security is segregated as
  (Bermuda)                               37,100              53          collateral for forward currency contracts.
Gujarat Gas Co., Ltd. (India)              6,200              55
HongKong Electric Holdings Ltd.                                      FOREIGN CURRENCIES:
  (Hong Kong)                             17,700             112     AUD  Australian Dollar
NTPC Ltd. (India)                          4,288              19
                                                    ------------
                                                             239
----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $10,952)                                 13,325
----------------------------------------------------------------

                                                                                      Unrealized
                                                                                     Appreciation
Contracts to Receive   In Exchange for   Counterparty   Settlement Date    Value    (Depreciation)
--------------------   ---------------   ------------   ---------------   -------   --------------
AUD              704    USD        696   Citibank           4/21/11         $710               $14


                                                                                      Unrealized
                                                                                     Appreciation
Contracts to Sell      In Exchange for   Counterparty   Settlement Date    Value    (Depreciation)
--------------------   ---------------   ------------   ---------------   -------   --------------
AUD              704   USD         669   Citibank           4/21/11         $710              $(41)
                                                                                              ----
                                                                                               (27)
                                                                                              ====


                                                                 2

                                          VIRTUS GREATER ASIA EX JAPAN OPPORTUNITIES FUND
                                                      SCHEDULE OF INVESTMENTS
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
----------------------------------------------------------------
India                                                         36%
China                                                         11
Australia                                                      9
Hong Kong                                                      6
Indonesia                                                      5
Malaysia                                                       4
Pakistan                                                       4
Other                                                         25
----------------------------------------------------------------
Total                                                        100%
----------------------------------------------------------------

+ % of total investments as of December 31, 2010


                                                                 3

Virtus Greater Asia ex Japan Opportunities Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

---------------------------------------------------------------------------------------------------------
                                                                                                LEVEL 2
                                                             TOTAL VALUE AT                   SIGNIFICANT
                                                               DECEMBER 31,      LEVEL 1      OBSERVABLE
                                                                 2010         QUOTED PRICES     INPUTS
---------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                             $       13,325   $      13,325   $        --
   Mutual Funds                                                          70              70            --
   Short-Term Investments                                               142             142            --
---------------------------------------------------------------------------------------------------------
Total Investments                                            $       13,537   $      13,537   $        --
---------------------------------------------------------------------------------------------------------

Other Financial Instruments:
   Forward Currency Contracts(a)                             $          (27)  $          --   $       (27)

There are no Level 3 (significant unobservable inputs) priced securities.

(a)  Valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                             Common
INVESTMENTS IN SECURITIES                           TOTAL    Stocks
                                                   -------   ------

BALANCE AS OF SEPTEMBER 30, 2010:                  $   254   $  254

Accrued Discount/(Premium)                               -        -

Realized Gain (Loss)                                     -        -

Change in Unrealized Appreciation (Depreciation)         7        7


Net Purchases/(Sales)                                    -        -

Transfers In and/or Out of Level 3 (a)                (261)    (261)
                                                   -------   ------

BALANCE AS OF DECEMBER 31, 2010                    $     -   $    -
                                                   =======   ======


(a) "Transfers in and/or out" represent the ending value as of December 31. 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                             VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES           VALUE                                          SHARES           VALUE
                                   -------------    ------------                                    ------------    -----------
COMMON STOCKS--100.4%                                                HEALTH CARE--(CONTINUED)
CONSUMER DISCRETIONARY--5.9%                                         Cie Generale D'optique
Domino's Pizza plc (United                                             Essilor International SA
  Kingdom)                                18,100    $        156       (France)                            1,694    $       109
Fielmann AG (Germany)                        270              26     Covidien plc (Ireland)                3,387            155
Hennes & Mauritz AB Class B                                          Fresenius Medical Care AG &
  (Sweden)                                   880              29       Co. KGaA (Germany)                  1,595             92
Pearson plc (United Kingdom)               5,853              92     Novartis AG Registered Shares
                                                    ------------       (Switzerland)                       1,323             78
                                                             303     Novo Nordisk A/S Class B
                                                    ------------       (Denmark)                           1,559            176
CONSUMER STAPLES--36.7%                                              Roche Holding AG Registered
British American Tobacco plc                                           Shares (Switzerland)                  576             84
  (United Kingdom)(3)                      6,571             252     Synthes, Inc. (Switzerland)             596             80
Colruyt SA (Belgium)                       1,820              93                                                    -----------
Diageo plc (United Kingdom)                7,583             140                                                            868
Groupe Danone S.A. (France)                  855              54                                                    -----------
Imperial Tobacco Group plc                                           INDUSTRIALS--17.0%
  (United Kingdom)                         5,860             180     Andritz AG (Austria)                  1,045             96
L'Oreal SA (France)                          465              52     Bunzl plc (United Kingdom)            5,650             63
Lindt & Spruengli AG                                                 Bureau Veritas SA (France)            1,979            150
  (Switzerland)                               11              33     Capita Group plc (The)
Nestle S.A. Registered Shares                                          (United Kingdom)                    7,357             80
  (Switzerland)                            4,198             246     De La Rue plc
Philip Morris International, Inc.                                      (United Kingdom)                    5,465             70
  (United States)                          4,209             246     G4S plc (United Kingdom)             24,279             96
Reckitt Benckiser Group plc                                          Koninklijke Vopak N.V.
  (United Kingdom)                         2,459             135       (Netherlands)                       1,125             53
SABMiller plc (United Kingdom)             3,021             106     Kuehne & Nagel International
Swedish Match AB (Sweden)                  1,905              55       AG (Switzerland)                      320             45
Tesco plc (United Kingdom)                22,694             150     Prosegur Cia de Seguridad SA
Unilever N.V. (Netherlands)(4)             4,157             130       (Spain)                             1,375             78
                                                    ------------     Rational AG (Germany)                   284             63
                                                           1,872     Vossloh AG (Germany)                    590             75
                                                    ------------                                                    -----------
ENERGY--4.2%                                                                                                                869
BG Group plc (United Kingdom)              2,648              54                                                    -----------
Core Laboratories N.V.                                               INFORMATION TECHNOLOGY--2.7%
  (Netherlands)                            1,079              96     Accenture plc Class A
Total SA (France)                          1,179              62       (Ireland)                           2,882            140
                                                    ------------                                                    -----------
                                                             212     MATERIALS--2.3%
                                                    ------------     Air Liquide SA (France)                 912            115
FINANCIALS--12.6%                                                                                                   -----------
Admiral Group plc                                                    UTILITIES--2.0%
  (United Kingdom)                         2,200              52     Scottish & Southern Energy
Amlin plc (United Kingdom)                13,285              85       plc (United Kingdom)                2,740             52
CNP Assurances (France)                    2,862              52     Terna Rete Elettrica
Deutsche Boerse AG (Germany)               1,072              74       Nazionale S.p.A. (Italy)           11,377             48
Muenchener                                                                                                          -----------
  Rueckversicherungs-Gesellschaft                                                                                           100
  AG Registered Shares (Germany)             917             139     ----------------------------------------------------------
Reinet Investments SCA                                               TOTAL COMMON STOCKS
  (Luxembourg)(2)                          4,912              85     (IDENTIFIED COST $3,905)                             5,122
Standard Chartered plc                                               ----------------------------------------------------------
  (United Kingdom)                         5,821             156     TOTAL LONG TERM
                                                    ------------       INVESTMENTS--100.4%
                                                             643     (IDENTIFIED COST $3,905)                             5,122
                                                    ------------     ----------------------------------------------------------
HEALTH CARE--17.0%
BioMerieux (France)                          952              94


                                                                 1


                                             VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES          VALUE
                                   -------------    ------------
SHORT-TERM INVESTMENTS--0.6%
MONEY MARKET MUTUAL FUNDS--0.6%
Dreyfus Cash Management Fund -
  Institutional Shares (seven-day
  effective yield 0.140%)                 31,908    $         32
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $32)                                         32
----------------------------------------------------------------
SECURITIES LENDING COLLATERAL--0.0%
Dreyfus Institutional Cash
  Advantage Fund (seven day
  effective yield 0.180%)(5)               2,000               2
----------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $2)                                           2
----------------------------------------------------------------
TOTAL INVESTMENTS--101.0%
(IDENTIFIED COST $3,939)                                   5,156(1)
Other assets and liabilities,
  net--(1.0)%                                                (51)
                                                    ------------
NET ASSETS--100.0%                                  $      5,105
                                                    ============

FOOTNOTE LEGEND:
(1)  Federal Income Tax Information : For tax information at
     December 31, 2010 , see Note 3 Federal Income Tax
     Information in the Notes to Schedules of Investments.
(2)  Non-income producing.
(3) All or a portion of the security is segregated as collateral for forward currency contracts.
(4)  All or a portion of security is on loan.
(5) Represents security purchased with cash collateral received for securities on loan.

FOREIGN CURRENCIES:
EUR  European Currency Unit
GBP  United Kingdom Pound Sterling

At December 31, 2010, the Fund had entered into forward currency contracts as follows (reported in 000's):


                                                                                      Unrealized
                                                                                     Appreciation
Contracts to Receive   In Exchange for   Counterparty   Settlement Date    Value    (Depreciation)
--------------------   ---------------   ------------   ---------------   -------   --------------
EUR              415   USD         564   Citibank           2/14/11         $555               $(9)
GBP              691   USD       1,122   Citibank           2/14/11        $1,077             $(45)
                                                                                              ----
                                                                                               (54)
                                                                                              ----

                                                                                      Unrealized
                                                                                     Appreciation
Contracts to Sell      In Exchange for   Counterparty   Settlement Date    Value    (Depreciation)
-----------------      ---------------   ------------   ---------------   -------   --------------
EUR              415   USD         539   Citibank           2/14/11         $555              $(16)
EUR              518   USD         677   Citibank           6/01/11         $692              $(15)
GBP              241   USD         374   Citibank           6/01/11         $375               $(1)
GBP              154   USD         242   Citibank           2/14/11         $240                $2
GBP              537   USD         843   Citibank           2/14/11         $837                $6
                                                                                              ----
                                                                                               (24)
                                                                                              ----
                                                                                               (78)
                                                                                              ====


                                                                 2

                                             VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND
                                                      SCHEDULE OF INVESTMENTS
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
----------------------------------------------------------------
United Kingdom                                               37%
France                                                        13
Switzerland                                                   11
Germany                                                        9
Ireland                                                        6
United States (includes short-term investments and
securities lending collateral)                                 6
Netherlands                                                    5
Other                                                         13
----------------------------------------------------------------
Total                                                        100%
----------------------------------------------------------------

+ % of total investments as of December 31, 2010


                                                                 3

Virtus Greater European Opportunities Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

---------------------------------------------------------------------------------------------------------
                                                                                                LEVEL 2
                                                             TOTAL VALUE AT                   SIGNIFICANT
                                                               DECEMBER 31,      LEVEL 1       OBSERVABLE
                                                                  2010        QUOTED PRICES      INPUTS
---------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                             $        5,122   $       5,122   $        --
   Securities Lending Collateral                                          2               2            --
   Short-Term Investments                                                32              32            --
---------------------------------------------------------------------------------------------------------
Total Investments                                            $        5,156   $       5,156   $        --
---------------------------------------------------------------------------------------------------------

Other Financial Instruments:
   Forward Currency Contracts(a)                             $         (78)   $          --   $      (78)

There are no Level 3 (significant unobservable inputs) priced securities.

(a) Valued at the unrealized appreciation (depreciation) on the investment.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                       VIRTUS HIGH YIELD FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                         PAR VALUE        VALUE
                                   -------------    ------------                                    ------------    -----------
MUNICIPAL BONDS--0.4%                                                CONSUMER DISCRETIONARY--(CONTINUED)
CALIFORNIA--0.4%                                                     NAI Entertainment Holdings
State of California, Build                                             LLC 144A 8.250%, 12/15/17
  America Bonds 7.600%, 11/1/40    $         370    $        385       (3)                          $        250    $       264
----------------------------------------------------------------     Nebraska Book Co., Inc.
TOTAL MUNICIPAL BONDS                                                  8.625%, 3/15/12(6)                    740            651
(IDENTIFIED COST $373)                                       385     Peninsula Gaming LLC 10.750%,
----------------------------------------------------------------       8/15/17(6)                            920            996
CORPORATE BONDS--91.6%                                               Sally Holdings LLC / Sally
CONSUMER DISCRETIONARY--24.3%                                          Capital, Inc. 10.500%,
Affinion Group, Inc.                                                   11/15/16                              720            797
  11.500%, 10/15/15                        1,525           1,594     Scientific Games
  144A 7.875%, 12/15/18(3)                   560             549       International, Inc. 9.250%,
AMC Entertainment Holdings, Inc.                                       6/15/19                             1,100          1,141
  144A 9.750%, 12/1/20 (3)                   250             261     Seminole Indian Tribe of
AMC Entertainment, Inc. 8.000%,                                        Florida 144A 7.750%,
  3/1/14                                     660             670       10/1/17 (3)                           250            259
AutoNation, Inc. 6.750%, 4/15/18             105             109     Seneca Gaming Corp. 144A
Avis Budget Car Rental LLC / Avis                                      8.250%, 12/1/18 (3)                   200            202
  Budget Finance, Inc. 7.625%,                                       Service Corp. International
  5/15/14(6)                                 479             493       8.000%, 11/15/21                      305            322
Bon-Ton Stores, Inc. (The)                                           Sirius XM Satellite Radio,
  10.250%, 3/15/14                           395             405       Inc. 144A 8.750%, 4/1/15
Cablevision Systems Corp. 8.000%,                                      (3)(6)                              1,080          1,175
  4/15/20                                    430             462     Susser Holdings LLC / Susser
Cengage Learning Acquisitions,                                         Finance Corp. 8.500%,
  Inc. 144A 13.250%, 7/15/15 (2)                                       5/15/16                               325            350
  (3)                                        735             779     UCI Holdco, Inc. PIK 9.250%,
Cequel Communications Holdings I                                       12/15/13                              769            771
  LLC / Cequel Capital Corp. 144A                                    United Artists Theatre
  8.625%, 11/15/17 (3)                       665             698       Circuit, Inc Series 95-A
Cinemark USA, Inc. 8.625%,                                             9.300%, 7/1/15(4)(5)                  260            246
  6/15/19                                    670             729     Series BD-1 9.300%, 7/1/15(4)
Clear Channel Communications,                                          (5)                                   280            266
  Inc. 6.250%, 3/15/11                       800             802     Series AW-0 9.300%, 7/1/15(4)
CSC Holdings LLC 8.625%, 2/15/19           1,025           1,163       (5)                                     1              1
DineEquity, Inc. 144A 9.500%,                                        Series BE-9 9.300%, 7/1/15(4)
  10/30/18 (3)                               245             261       (5)                                    10              9
Echostar DBS Corp. 6.625%,                                           Unitymedia Hessen GmbH & Co.
  10/1/14                                    400             416       KG / Unitymedia NRW GmbH
Education Management LLC /                                             144A 8.125%, 12/1/17 (3)              720            756
  Education                                                          WMG Holdings Corp. 9.500%,
Management Finance Corp. 10.250%,                                      12/15/14(2)(6)                      1,765          1,699
  6/1/16                                       2               2     Wynn Las Vegas LLC / Wynn Las
Goodyear Tire & Rubber Co. (The)                                       Vegas Capital Corp. 7.750%,
  10.500%, 5/15/16(6)                        900           1,031       8/15/20                               500            544
Hanesbrands, Inc.                                                                                                   -----------
  8.000%, 12/15/16                           300             323                                                         24,515
  144A 6.375%, 12/15/20(3)                   490             468                                                    -----------
Intelsat Jackson Holdings SA 144A                                    CONSUMER STAPLES--8.3%
  7.250%, 10/15/20 (3)                       980             990     Ingles Markets, Inc. 8.875%,
Jarden Corp. 7.500%, 5/1/17                  415             439       5/15/17                             1,180          1,268
Lamar Media Corp. Series C                                           B&G Foods, Inc. 7.625%,
  6.625%, 8/15/15                            625             638       1/15/18                               300            317
Levi Strauss & Co. 8.875%, 4/1/16            740             784     Beverages & More, Inc. 144A
                                                                       9.625%, 10/1/14 (3)(6)                995          1,025
                                                                     C&S Group Enterprises LLC
                                                                       144A 8.375%, 5/1/17 (3)(6)            895            859
                                                                     Dole Food Co., Inc. 144A
                                                                       8.000%, 10/1/16 (3)                   335            355
                                                                     Michael Foods, Inc. 144A
                                                                       9.750%, 7/15/18 (3)                   490            538
                                                                     Pantry, Inc. (The) 7.750%,
                                                                       2/15/14                               880            889
                                                                     Rite Aid Corp. 6.875%,
                                                                       8/15/13                               480            442
                                                                     Stater Brothers Holdings,
                                                                       Inc. 7.750%, 4/15/15                  555            573
                                                                     SUPERVALU, Inc. 8.000%,
                                                                       5/1/16(6)                           1,340          1,290


                                                                  1

                                                       VIRTUS HIGH YIELD FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                         PAR VALUE        VALUE
                                   -------------    ------------                                    ------------    -----------
CONSUMER STAPLES--(CONTINUED)                                        FINANCIALS--(CONTINUED)
Tops Holding Corp. / Tops Markets                                      8.250%, 12/15/20             $        265    $       273
  LLC 10.125%, 10/15/15            $         840    $        867     Landry's Holdings, Inc. 144A
                                                    ------------       11.500%, 6/1/14 (3)                   980            965
                                                           8,423     NBC Acquisition Corp.
                                                    ------------       11.000%, 3/15/13(2)                 1,230            793
ENERGY--6.2%                                                         Regions Financial Corp.
Aquilex Holdings LLC / Aquilex                                         5.750%, 6/15/15                       545            534
  Finance Corp. 11.125%, 12/15/16            545             555     Ventas Realty LP / Ventas
Atlas Pipeline Partners LP                                             Capital Corp. Series 1
  8.125%, 12/15/15                         1,370           1,418       6.500%, 6/1/16                        155            161
Crosstex Energy LP / Crosstex                                                                                       -----------
  Energy Finance Corp. 8.875%,                                                                                           11,378
  2/15/18                                    335             361                                                    -----------
Frac Tech Services LLC / Frac                                        HEALTH CARE--3.9%
  Tech Finance, Inc. 144A 7.125%,                                    Community Health Systems,
  11/15/18 (3)                               250             254       Inc. 8.875%, 7/15/15                1,180          1,242
Linn Energy LLC / Linn Energy                                        Davita, Inc.
  Finance Corp.                                                        6.375%, 11/1/18                       195            194
  144A 8.625%, 4/15/20(3)                    490             530       6.625%, 11/1/20                       195            194
  144A 7.750%, 2/1/21(3)                     490             505     HCA, Inc.
Plains Exploration & Production                                        9.250%, 11/15/16                    1,380          1,476
  Co.                                                                  8.500%, 4/15/19                       285            313
  7.000%, 3/15/17                            700             723     Omnicare, Inc. 6.125%, 6/1/13           515            520
  7.625%, 6/1/18                             530             560                                                    -----------
Precision Drilling Corp. 144A                                                                                             3,939
  6.625%, 11/15/20 (3)                       500             510                                                    -----------
Sandridge Energy, Inc. 8.750%,                                       INDUSTRIALS--7.6%
  1/15/20(6)                                 840             867     ARAMARK Corp. 8.500%, 2/1/15            265            278
                                                    ------------     AWAS Aviation Capital Ltd.
                                                           6,283       144A 7.000%, 10/15/16 (3)             100            100
                                                    ------------     Biomet, Inc. 11.625%,
FINANCIALS--11.3%                                                      10/15/17                            2,120          2,353
Ally Financial, Inc. 0.000%,                                         Briggs & Stratton Corp.
  6/15/15                                  2,000           1,480       6.875%, 12/15/20                      155            159
CEDC Finance Corp. International,                                    Casella Waste Systems, Inc.
  Inc. 144A                                                            9.750%, 2/1/13                      1,030          1,035
  9.125%, 12/1/16 (3)                        690             737     Cenveo Corp. 7.875%,
CIT Group, Inc. 7.000%, 5/1/17(6)          1,225           1,231       12/1/13(6)                            795            763
Developers Diversified Realty                                        DynCorp International, Inc.
  Corp. 7.875%,                                                        144A 10.375%, 7/1/17
  9/1/20                                     195             219       (3)                                    95             98
E*Trade Financial Corp.                                              GeoEye, Inc. 8.625%, 10/1/16            205            215
  7.375%, 9/15/13                            465             465     Gibraltar Industries, Inc.
  7.875%, 12/1/15                            350             349       Series B 8.000%, 12/1/15              765            775
Ford Motor Credit Co. LLC                                            Kansas City Southern de
  7.000%, 4/15/15                            465             500       Mexico SA de CV 144A
  5.625%, 9/15/15                          1,445           1,498       6.625%, 12/15/20 (3)                  100            101
Host Hotels & Resorts LP Series                                      L-3 Communications Corp.
  O 6.375%, 3/15/15                          195             199       Series B, 6.375%,
Icahn Enterprises LP / Icahn                                           10/15/15                               80             83
  Enterprises Finance Corp.                                          Polypore International, Inc.
  8.000%, 1/15/18                          1,015           1,020       144A 7.500%,
  144A 8.000%, 1/15/18(3)                    185             185       11/15/17 (3)                          500            512
International Lease Finance Corp.                                    Travelport LLC 9.875%, 9/1/14         1,255          1,228
  144A 8.750%, 3/15/17(3)                    715             769                                                    -----------
                                                                                                                          7,700
                                                                                                                    -----------
                                                                     INFORMATION TECHNOLOGY--4.7%
                                                                     Dycom Investments, Inc.
                                                                       8.125%, 10/15/15                      985          1,017
                                                                     Freescale Semiconductor, Inc.
                                                                       8.875%, 12/15/14(6)                   750            788


                                                                 2

                                                       VIRTUS HIGH YIELD FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                         PAR VALUE        VALUE
                                   -------------    ------------                                    ------------    -----------
INFORMATION TECHNOLOGY--(CONTINUED)                                  TELECOMMUNICATION SERVICES--(CONTINUED)
Lender Processing Services, Inc.                                     Poland Telecom Finance BV
  8.125%, 7/1/16                   $         980    $      1,009       Series B 14.000%, 12/1/07
Sanmina-SCI Corp. 144A 3.052%,                                         (4)(5)(8)                    $      4,942    $        62
  6/15/14 (2)(3)                             420             399     Telcordia Technologies, Inc.
SunGard Data Systems, Inc.                                             144A 11.000%, 5/1/18 (3)            1,025          1,035
  10.250%, 8/15/15                           965           1,017     Virgin Media Finance plc
  144A 7.375%, 11/15/18(3)                   500             505       8.375%, 10/15/19                      695            763
                                                    ------------     Windstream Corp.
                                                           4,735       8.125%, 9/1/18                         95            100
                                                    ------------       7.000%, 3/15/19                     1,445          1,430
MATERIALS--7.4%                                                        7.750%, 10/15/20                      250            259
AEP Industries, Inc. 7.875%,                                                                                        -----------
  3/15/13                                  1,055           1,056                                                         15,544
Ball Corp. 6.750%, 9/15/20                   435             459                                                    -----------
Boise Paper Holdings LLC / Boise                                     UTILITIES--2.5%
  Finance Co.                                                        Calpine Corp.
  9.000%, 11/1/17                            345             379       144A 7.875%, 7/31/20(3)               245            249
  8.000%, 4/1/20                             645             693       144A 7.500%, 2/15/21(3)               490            485
Cascades, Inc. 7.875%, 1/15/20               880             924     Ferrellgas Partners LP
Celanese U.S. Holdings LLC 144A                                        9.125%, 10/1/17                       660            730
  6.625%, 10/15/18 (3)                       500             517       8.625%, 6/15/20                       335            362
Freeport-McMoRan Copper & Gold,                                      NRG Energy, Inc. 7.375%,
  Inc. 8.375%, 4/1/17                        615             681       1/15/17                               680            702
Huntsman International LLC                                                                                          -----------
  8.625%, 3/15/20                            490             535                                                          2,528
  144A 8.625%, 3/15/21(3)                    490             532     ----------------------------------------------------------
Scotts Miracle-Gro Co. (The)                                         TOTAL CORPORATE BONDS
  144A 6.625%, 12/15/20 (3)                  100             101     (IDENTIFIED COST $91,970)                           92,468
Solutia, Inc. 7.875%, 3/15/20                920             989     ----------------------------------------------------------
Valmont Industries, Inc. 6.625%,                                     LOAN AGREEMENTS--5.4%
  4/20/20                                    535             557     CONSUMER DISCRETIONARY--0.7%
                                                    ------------     Dunkin Brands, Inc. Tranche
                                                           7,423       B, 5.750%, 11/23/17                   500            507
                                                    ------------     Transtar Industries, Inc.
TELECOMMUNICATION SERVICES--15.4%                                      Tranche, 10.750%,
Cincinnati Bell, Inc. 8.750%,                                          12/21/17                              200            198
  3/15/18(6)                                 875             825                                                    -----------
Clearwire Communications LLC /                                                                                              705
  Clearwire Finance, Inc. 144A                                                                                      -----------
  12.000%, 12/1/17 (3)                       125             130     CONSUMER STAPLES--1.0%
Crown Castle International Corp.                                     Roundy's Supermarkets, Inc.
  7.125%, 11/1/19                            555             590       Tranche 10.000%,
Frontier Communications Corp.                                          4/16/16                             1,000          1,017
  8.125%, 10/1/18                            585             645                                                    -----------
GCI, Inc. 8.625%, 11/15/19                 1,265           1,376     FINANCIALS--0.4%
Global Crossing Ltd. 12.000%,                                        AGFS Funding Co. Tranche,
  9/15/15                                  1,175           1,331       7.250%, 4/21/15                       410            417
Hughes Network Systems LLC/HNS                                                                                      -----------
  Finance Corp. 9.500%, 4/15/14            1,735           1,798     INDUSTRIALS--2.2%
ITC DeltaCom, Inc. 10.500%,                                          RGIS Services LLC
  4/1/16                                     845             923       Tranche B, 2.803%, 4/30/14            810            769
MetroPCS Wireless, Inc. 6.625%,                                        Tranche DD, 2.803%, 4/30/14            40             38
  11/15/20                                   195             186     TransDigm Group Tranche
Nextel Communications, Inc.                                            5.000%, 12/6/16                       350            354
  Series C 5.950%, 3/15/14                 1,000             987
NII Capital Corp. 8.875%,
  12/15/19                                 1,845           1,997
PAETEC Holding Corp. 9.500%,
  7/15/15                                  1,065           1,107


                                                                 3

                                                       VIRTUS HIGH YIELD FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                          SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
INDUSTRIALS--(CONTINUED)
Vertrue, Inc./ Velo Acquisition,
  Inc. Tranche, 3.310%, 8/16/14    $       1,250    $      1,072     BlackRock Liquidity Funds
                                                    ------------       TempCash Portfolio -
                                                           2,233       Institutional Shares
                                                    ------------       (seven-day effective yield
INFORMATION TECHNOLOGY--0.7%                                           0.176%)(7)                     11,349,532    $    11,350
Reynolds Group Holdings, Inc.                                        ----------------------------------------------------------
  Tranche D, 6.500%, 5/5/16                  750             760     TOTAL SECURITIES LENDING
                                                    ------------       COLLATERAL
TELECOMMUNICATION SERVICES--0.4%                                     (IDENTIFIED COST $12,586)                           12,586
Level 3 Communications, Inc.                                         ----------------------------------------------------------
  Tranche A, 2.539%, 3/13/14                 400             379     TOTAL INVESTMENTS--110.8%
----------------------------------------------------------------     (IDENTIFIED COST $111,600)                         111,797(1)
TOTAL LOAN AGREEMENTS                                                Other Assets and
(IDENTIFIED COST $5,476)                                   5,511       Liabilities--(10.8)%                             (10,862)
----------------------------------------------------------------                                                    -----------
                                      SHARES            VALUE        NET ASSETS--100.0%                             $   100,935
                                   -------------    ------------                                                    ===========
PREFERRED STOCK--0.4%
FINANCIALS--0.4%                                                     PIK  Payment-in-Kind Security
ING Capital Funding Trust III
  8.439%(2)                                4,250             392     FOOTNOTE LEGEND:
----------------------------------------------------------------     (1)   Federal Income Tax Information: For tax information at
TOTAL PREFERRED STOCK                                                      December 31, 2010, see Note 3 Federal Income Tax
(IDENTIFIED COST $382)                                       392           Information in the Notes to Schedules of Investments.
----------------------------------------------------------------     (2)   Variable or step coupon security; interest rate shown
COMMON STOCKS--0.0%                                                        reflects the rate currently in effect.
INDUSTRIALS--0.0%                                                    (3)   Security exempt from registration under Rule 144A of the
ACG Holdings, Inc.(4)(5)                      76               0           Securities Act of 1933. These securities may be resold in
----------------------------------------------------------------           transactions exempt from registration, normally to
TOTAL COMMON STOCKS                                                        qualified institutional buyers. At December 31, 2010 ,
(IDENTIFIED COST $358)                                         0           these securities amounted to a value of $18,658 or 18.5%
----------------------------------------------------------------           of net assets.
TOTAL LONG TERM                                                      (4)   Illiquid security.
  INVESTMENTS--97.8%                                                 (5)   Security valued at fair value as determined in good faith
(IDENTIFIED COST $98,559)                                 98,756           by or under the direction of the Trustees. This security
----------------------------------------------------------------           is disclosed as a level 3 security in the disclosure
SHORT-TERM INVESTMENTS--0.5%                                               table located after the Schedule of Investments.
MONEY MARKET MUTUAL FUNDS--0.5%                                      (6)   All or a portion of security is on loan.
BlackRock Liquidity Funds                                            (7)   Represents security purchased with cash collateral
  TempFund Portfolio -                                                     received for securities on loan.
  Institutional Shares (seven-day                                    (8)   Security in default.
  effective yield 0.170%)                455,256             455
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $455)                                       455
----------------------------------------------------------------
SECURITIES LENDING
  COLLATERAL--12.5%
BlackRock Institutional Money
  Market Trust
  (seven-day effective yield
  0.264%)(7)                           1,236,105           1,236


                                                                  4

                                                       VIRTUS HIGH YIELD FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
-----------------------------------------------------------------
United States (includes short-term investments and securities
  lending collateral)                                          95%
Bermuda                                                         1
Canada                                                          1
Germany                                                         1
Luxembourg                                                      1
United Kingdom                                                  1
-----------------------------------------------------------------
Total                                                         100%
-----------------------------------------------------------------

+ % of total investments as of December 31, 2010


                                                                 5

Virtus High Yield Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

------------------------------------------------------------------------------------------------------------------------
                                                                                                LEVEL 2        LEVEL 3
                                                             TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                                              DECEMBER 31,       LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                                                  2010        QUOTED PRICES      INPUTS        INPUTS
------------------------------------------------------------------------------------------------------------------------
Debt Securities:
   Corporate Bonds                                           $       92,468   $          --   $    91,884   $        584
   Loan Agreements                                                    5,511              --         5,511             --
   Municipal Bonds                                                      385              --           385             --
Equity Securities:
   Common Stocks                                                         --              --            --              0+
   Preferred Stock                                                      392              --           392             --
   Securities Lending Collateral                                     12,586          11,350         1,236             --
   Short-Term Investments                                               455             455            --             --
------------------------------------------------------------------------------------------------------------------------
Total Investments                                            $      111,797   $      11,805   $    99,408   $        584
------------------------------------------------------------------------------------------------------------------------

+    Level 3 common stock valued at zero at beginning and end of period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
                                                                            Corporate
INVESTMENTS IN SECURITIES                                      TOTAL          Bonds
                                                             --------       ---------
BALANCE AS OF SEPTEMBER 30, 2010:                            $  1,602       $   1,602

Accrued Discount/(Premium)                                          -  (c)          -  (c)

Realized Gain (Loss)                                                -  (c)          -  (c)

Change in Unrealized Appreciation (Depreciation)                   12              12

Net Purchases/(Sales) (b)                                          (5)             (5)

Transfers In and/or Out of Level 3 (a)
                                                               (1,025)         (1,025)
                                                             --------       ---------
BALANCE AS OF DECEMBER 31, 2010                              $    584       $     584
                                                             ========       =========

(a) "Transfers in and/or out" represent the ending value as of December 31, 2010 , for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount is less than $500.


                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                 VIRTUS INTERNATIONAL EQUITY FUND
                                                      SCHEDULE OF INVESTMENTS
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES           VALUE                                          SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
COMMON STOCKS--97.3%                                                 HEALTH CARE--9.7%
CONSUMER DISCRETIONARY--6.2%                                         GlaxoSmithKline plc (United
  Adidas AG (Germany)                        900    $         59       Kingdom)                            7,000    $       135
British Sky Broadcasting                                             Novartis AG Registered Shares
Group plc (United                                                      (Switzerland)                       4,260            250
  Kingdom)                                 8,900             102     Roche Holding AG (Switzerland)        1,820            267
Casio Computer Co., Ltd.                                             Sanofi-Aventis SA (France)            2,830            181
  (Japan)                                 13,800             111     Teva Pharmaceutical
Compass Group plc (United                                              Industries Ltd. (Israel)            2,477            130
  Kingdom)(4)                              3,800              35                                                    -----------
Reed Elsevier N.V.                                                                                                          963
  (Netherlands)                           15,030             186                                                    -----------
Sumitomo Rubber Industries                                           INDUSTRIALS--10.9%
  Ltd. (Japan)                             7,900              83     Asahi Holdings, Inc. (Japan)          2,100             45
Swatch Group AG (The)                                                Brambles Ltd. (Australia)            22,000            160
  (Switzerland)                              104              46     Deutsche Post AG Registered
                                                    ------------       Shares (Germany)                   10,950            186
                                                             622     Makita Corp. (Japan)                  2,700            110
                                                    ------------     Mitsubishi Electric Corp.
CONSUMER STAPLES--12.3%                                                (Japan)                             7,000             73
British American Tobacco plc                                         Panalpina Welttransport
  (United Kingdom)                         2,500              96       Holding AG Registered
Colruyt SA (Belgium)                       3,570             182       Shares (Switzerland)(2)               610             79
Foster's Group Ltd.                                                  PLUS Expressways Bhd
  (Australia)                             26,000             151       (Malaysia)                         50,000             73
Nestle S.A. Registered Shares                                        Rolls-Royce Group plc (United
  (Switzerland)                            4,960             291       Kingdom)(2)                         5,500             53
President Chain Store Corp.                                          Rolls-Royce Group plc Class C
  (Taiwan)                                 6,000              28       (United Kingdom)(2)(3)            345,600              1
Swedish Match AB (Sweden)                  3,360              97     Singapore Post Ltd.
Tesco plc (United Kingdom)                14,400              95       (Singapore)                       108,000             99
Unilever N.V. (Netherlands)                2,915              91     TNT N.V. (Netherlands)                4,660            123
Woolworths Ltd. (Australia)                6,970             192     Toyota Tsusho Corp. (Japan)           4,700             83
                                                    ------------                                                    -----------
                                                           1,223                                                          1,085
                                                    ------------                                                    -----------
ENERGY--11.2%                                                        INFORMATION TECHNOLOGY--11.1%
BP plc (United Kingdom)                   14,100             102     Advantech Co., Ltd (Taiwan)          26,000             73
CNOOC Ltd. (Hong Kong)                    58,000             138     ASM Pacific Technology Ltd.
Royal Dutch Shell plc Class A                                          (Hong Kong)                         9,300            117
  (United Kingdom)                         7,550             250     Keyence Corp. (Japan)                   300             87
Royal Dutch Shell plc Class B                                        Media Tek, Inc. (Taiwan)              5,000             72
  (United Kingdom)                         4,300             142     Nintendo Co., Ltd. (Japan)              300             88
Straits Asia Resources Ltd.                                          Nippon Electric Glass Co.,
  (Singapore)                             30,000              58       Ltd. (Japan)                        4,000             58
Total SA (France)(4)                       5,760             305     SAP AG (Germany)                      4,950            252
Woodside Petroleum Ltd.                                              Venture Corp., Ltd.
  (Australia)                              2,830             123       (Singapore)                         8,000             58
                                                    ------------     VTech Holdings Ltd. (Hong
                                                           1,118       Kong)                              12,000            141
                                                    ------------     Wincor Nixdorf AG (Germany)           1,922            157
FINANCIALS--8.1%                                                                                                    -----------
Hang Seng Bank Ltd. (Hong                                                                                                 1,103
  Kong)                                   10,000             164                                                    -----------
Hong Leong Finance Ltd.                                              MATERIALS--7.1%
  (Singapore)                             12,000              28     Air Liquide SA (France)               1,190            151
Legal & General Group plc                                            CRH plc (Ireland)                     6,000            124
  (United Kingdom)                        71,200             107     Fuchs Petrolub AG (Germany)             432             64
Malayan Banking Bhd (Malaysia)            26,000              72     Givaudan SA Registered Shares
QBE Insurance Group Ltd.                                               (Switzerland)                          54             58
  (Australia)                              9,180             170     Lafarge Malayan Cement Bhd
Tokyu Reit, Inc. (Japan)                       8              58       (Malaysia)                         29,000             72
United Overseas Bank Ltd.                                            Rio Tinto Ltd. (Australia)              930             81
  (Singapore)                              5,000              71     Shin-Etsu Chemical Co., Ltd.
Zurich Financial Services AG                                           (Japan)                             1,700             92
  (Switzerland)                              500             130
                                                    ------------
                                                             800
                                                    ------------


                                                                   1


                                               VIRTUS INTERNATIONAL EQUITY FUND
                                             SCHEDULE OF INVESTMENTS (CONTINUED)
                                                DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES           VALUE        ----------------------------------------------------------
                                   -------------    ------------     TOTAL SHORT-TERM INVESTMENTS
MATERIALS--(CONTINUED)                                               (IDENTIFIED COST $244)                                 244
Syngenta AG Registered Shares                                        ----------------------------------------------------------
(Switzerland)                                200    $         59     TOTAL INVESTMENTS--99.8%
                                                    ------------     (IDENTIFIED COST $9,514)                             9,910(1)
                                                             701     Other assets and liabilities,
                                                    ------------       net--0.2%                                             16
TELECOMMUNICATION                                                                                                   -----------
SERVICES--13.0%                                                      NET ASSETS--100.0%                             $     9,926
Belgacom SA (Belgium)                      3,550             119                                                    ===========
Bezeq Israeli
  Telecommunication Corp., Ltd.                                      ABBREVIATIONS:
  (Israel)                                20,276              62
Chunghwa Telecom Co., Ltd.                                           REIT Real Estate Investment Trust
  (Taiwan)                                47,000             120
Koninklijke KPN N.V.                                                 FOOTNOTE LEGEND:
  (Netherlands)                           12,700             185
StarHub Ltd. (Singapore)                  37,900              78     (1)  Federal Income Tax Information : For tax information at
Telefonica S.A. (Spain)                    9,380             213          December 31, 2010, see Note 3 Federal Income Tax
Telekom Malaysia Bhd (Malaysia)           65,000              74          Information in the Notes to Schedules of Investments.
Telenor ASA (Norway)                       6,180             100     (2)  Non-income producing.
Telstra Corp., Ltd. (Australia)           52,000             148     (3)  Security valued at fair value as determined in good
Vodafone Group plc (United                                                faith by or under the direction of the Trustees. This
  Kingdom)                                72,800             188          security is disclosed as a Level 3 security in the
                                                    ------------          disclosure table located after the Schedule of
                                                           1,287          Investments.
                                                    ------------     (4)  All or a portion of the security is segregated as
UTILITIES--7.7%                                                           collateral for forward currency contracts.
HongKong Electric Holdings
Ltd. (Hong Kong)                          32,500             205     FOREIGN CURRENCIES:
National Grid plc (United
  Kingdom)                                12,700             110     AUD Australian Dollar
RWE AG (Germany)                           1,380              92
Scottish & Southern Energy plc
  (United Kingdom)                         5,400             103
Snam Rete Gas S.p.A. (Italy)              30,460             151
United Utilities Group plc
  (United Kingdom)                        11,200             103
                                                    ------------
                                                             764
----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $9,270)                                   9,666
----------------------------------------------------------------
TOTAL LONG TERM
INVESTMENTS--97.3%
(IDENTIFIED COST $9,270)                                   9,666
----------------------------------------------------------------
SHORT-TERM INVESTMENTS--2.5%
MONEY MARKET MUTUAL FUNDS--2.5%
Dreyfus Cash Management Fund -
  Institutional
  Shares (seven-day effective
  yield 0.140%)                          243,927             244
                                                    ------------

At December 31, 2010, the Fund had entered into forward currency contracts as follows (reported in 000's):

                                                                            Unrealized
Contracts to                                                               Appreciation
    Sell       In Exchange for   Counterparty   Settlement Date   Value   (Depreciation)
------------   ---------------   ------------   ---------------   -----   --------------
AUD      530   USD         514   State Street       6/22/11        $530             $(16)
AUD      470   USD         459   State Street       6/22/11        $470             $(11)
                                                                                    ----
                                                                                     (27)
                                                                                    ----
                                                                                     (27)
                                                                                    ====

                                            VIRTUS INTERNATIONAL EQUITY FUND
                                                  SCHEDULE OF INVESTMENTS
                                               DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
----------------------------------------------------------------
United Kingdom                                                16%
Switzerland                                                   12
Australia                                                     10
Japan                                                          9
Germany                                                        8
Hong Kong                                                      8
France                                                         7
Other                                                         30
----------------------------------------------------------------
Total                                                        100%
----------------------------------------------------------------

+    % of total investments as of December 31, 2010


                                                                    3


Virtus International Equity Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

------------------------------------------------------------------------------------------------------------------------
                                                                                                LEVEL 2        LEVEL 3
                                                             TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                                              DECEMBER 31,       LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                                                  2010        QUOTED PRICES      INPUTS        INPUTS
------------------------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                             $        9,666   $       9,665   $        --   $          1
   Short-Term Investments                                               244             244            --             --
------------------------------------------------------------------------------------------------------------------------
Total Investments                                            $        9,910   $       9,909   $        --   $          1
------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments:
   Forward Currency Contracts(a)                             $          (27)  $          --   $       (27)  $         --

(a)  Valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

INVESTMENTS IN SECURITIES                                    TOTAL   Common Stocks
                                                             -----   -------------
BALANCE AS OF SEPTEMBER 30, 2010:
                                                             $  --   $          --
Accrued Discount/(Premium)                                      --              --
Realized Gain (Loss)                                            --              --
Change in Unrealized Appreciation (Depreciation)
                                                                --              --
Net Purchases/(Sales)                                           --              --
Transfers In and/or Out of Level 3 (a)
                                                                 1               1
                                                             -----   -------------
BALANCE AS OF DECEMBER 31, 2010                              $   1   $           1
                                                             =====   =============

(a) "Transfers in and/or out" represent the ending value as of December 31. 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                          VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES           VALUE                                          SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
COMMON STOCKS--98.4%                                                 REAL ESTATE OPERATING COMPANIES--(CONTINUED)
DIVERSIFIED REITS--18.7%                                             GAGFAH S.A. (Germany)                14,076    $       126
Beni Stabili SpA (Italy)                 154,257    $        130     Global Logistic Properties
BGP Holdings plc                                                       Ltd. (Singapore)(2)               124,500            210
  (Australia)(2)(3)(4)                   588,920               0     Hongkong Land Holdings Ltd.
British Land Co. plc                                                   (Hong Kong)                       185,700          1,341
  (United Kingdom)                        91,305             747     Norwegian Property ASA
Canadian Real Estate Investment                                        (Norway)(2)                       188,500            334
  Trust (Canada)                          12,520             391     PSP Swiss Property AG
Cominar Real Estate Investment                                         (Switzerland)(2)                    4,741            380
  Trust (Canada)                          13,740             288     Safestore Holdings plc
Dexus Property Group (Australia)         673,415             548       (United Kingdom)                  220,876            448
First Capital Realty, Inc.                                                                                          -----------
  (Canada)                                16,985             258                                                          5,074
Fonciere Des Regions (France)              2,050             198                                                    -----------
GPT Group (Australia)                    185,900             559     RESIDENTIAL REITS--0.3%
Kenedix Realty Investment Corp.                                      Boardwalk Real Estate
  (Japan)                                     60             282       Investment Trust (Canada)           1,983             82
Land Securities Group plc                                                                                           -----------
  (United Kingdom)                        92,985             977     RETAIL REITS--38.0%
Mapletree Logistics Trust                                            CapitaMall Trust (Singapore)         87,650            133
  (Singapore)                            744,544             560     CFS Retail Property Trust
                                                    ------------       (Australia)                       257,252            463
                                                           4,938     Corio N.V. (Netherlands)             14,090            904
                                                    ------------     Eurocommercial Properties
INDUSTRIAL REITS--5.9%                                                 N.V. (Netherlands)                  8,272            381
Ascendas Real Estate Investment                                      Hammerson plc (United Kingdom)       77,909            507
  Trust (Singapore)                      294,200             474     Klepierre (France)                   23,074            832
Goodman Group (Australia)                968,280             644     Link (The) (Hong Kong)              279,941            870
SEGRO plc (United Kingdom)               101,057             451     RioCan Real Estate Investment
                                                    ------------       Trust (Canada)                     39,650            877
                                                           1,569     Unibail-Rodamco (France)              9,740          1,926
                                                    ------------     Westfield Group (Australia)         204,673          2,006
OFFICE REITS--14.6%                                                  Westfield Retail Trust
Allied Properties Real Estate                                          (Australia)(2)                    431,673          1,135
  Investment Trust (Canada)                6,000             130                                                    -----------
CapitaCommercial Trust                                                                                                   10,034
  (Singapore)                            289,000             338                                                    -----------
Champion Reit (Hong Kong)                654,576             387     SPECIALIZED REITS--1.7%
Commonwealth Property Office Fund                                    Big Yellow Group plc (United
  (Australia)                            318,916             271       Kingdom)                           81,461            445
Derwent London plc (United                                           ----------------------------------------------------------
  Kingdom)                                 9,546             232     TOTAL COMMON STOCKS
Great Portland Estates plc                                           (IDENTIFIED COST $19,671)                           25,984
  (United Kingdom)                        34,618             195     ----------------------------------------------------------
ING Office Fund (Australia)              741,950             421     TOTAL LONG TERM INVESTMENTS--98.4%
Japan Prime Realty Investment                                        (IDENTIFIED COST $19,671)                           25,984
  Corp. (Japan)                               91             280     ----------------------------------------------------------
Japan Real Estate Investment                                         SHORT-TERM INVESTMENTS--0.9%
  Corp. (Japan)                               50             519     MONEY MARKET MUTUAL FUNDS--0.9%
Nippon Building Fund, Inc.                                           Dreyfus Cash Management Fund
  (Japan)                                     50             513       - Institutional Shares
Nomura Real Estate Office Fund,                                        (seven-day effective yield
  Inc. (Japan)                                19             137       0.140%)                           240,824            241
Societe Immobiliere de Location                                      ----------------------------------------------------------
  Pour L'industrie Et Le Commerce                                    TOTAL SHORT-TERM INVESTMENTS
  (France)                                 3,387             419     (IDENTIFIED COST $241)                                 241
                                                    ------------     ----------------------------------------------------------
                                                           3,842
                                                    ------------
REAL ESTATE OPERATING COMPANIES--19.2%
AEON Mall Co., Ltd. (Japan)               24,930             669
Brookfield Properties Corp.
  (Canada)                                51,850             916
Castellum AB (Sweden)                     29,866             406
Citycon Oyj (Finland)                     59,266             244


                                                                  1

                                          VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $19,912)                                 26,225(1)
Other assets and liabilities,
  net--0.7%                                                  173
                                                    ------------
NET ASSETS--100.0%                                  $     26,398
                                                    ============

ABBREVIATIONS:
REIT  Real Estate Investment Trust

FOOTNOTE LEGEND:
(1)    Federal Income Tax Information : For tax information at
       December 31, 2010 , see Note 3 Federal Income Tax
       Information in the Notes to Schedules of Investments.
(2)    Non-income producing.
(3)    Illiquid security.
(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.


                                                                     2

                                           VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND
                                                         SCHEDULE OF INVESTMENTS
                                                      DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
---------------------------------------------------------------
Australia                                                    23%
United Kingdom                                               15
France                                                       13
Canada                                                       11
Hong Kong                                                    10
Japan                                                         9
Singapore                                                     7
Other                                                        12
---------------------------------------------------------------
Total                                                       100%
---------------------------------------------------------------


+ % of total investments as of December 31, 2010

Virtus International Real Estate Securities Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

----------------------------------------------------------------------------------------------------------
                                                                                                 LEVEL 3
                                                             TOTAL VALUE AT                    SIGNIFICANT
                                                              DECEMBER 31,       LEVEL 1      UNOBSERVABLE
                                                                  2010        QUOTED PRICES      INPUTS
----------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                             $       25,984   $      25,984   $          0+
   Short-Term Investments                                               241             241             --
----------------------------------------------------------------------------------------------------------
Total Investments                                            $       26,225   $      26,225   $          0+
----------------------------------------------------------------------------------------------------------

There are no Level 2 (significant observable inputs) priced securities.

+ Level 3 common stock valued at zero at beginning and end of period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

INVESTMENTS IN SECURITIES                                     TOTAL   Rights
                                                              -----   ------

BALANCE AS OF SEPTEMBER 30, 2010:                              $ 1     $ 1

Accrued Discount/(Premium)                                      --      --

Realized Gain (Loss)                                            --      --

Change in Unrealized Appreciation (Depreciation)                --      --

Net Purchases/(Sales)                                           --      --

Transfers In and/or Out of Level 3 (a)                          (1)     (1)
                                                               ---     ---
BALANCE AS OF DECEMBER 31, 2010                                $--     $--
                                                               ===     ===

(a) "Transfers in and/or out" represent the ending value as of December 31. 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                     VIRTUS MARKET NEUTRAL FUND
                                                       SCHEDULE OF INVESTMENTS
                                                                AND
                                                        SECURITIES SOLD SHORT
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES          VALUE                                           SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
COMMON STOCKS--95.2%                                                 CONSUMER STAPLES--16.8%
CONSUMER DISCRETIONARY--21.2%                                        BJ's Wholesale Club,
Abercrombie & Fitch Co. Class                                          Inc.(2)(5)                         21,640    $     1,037
  A(5)                                    19,510    $      1,124     Clorox Co. (The)(5)                   7,450            471
Amazon.com, Inc.(2)                        1,390             250     Diageo plc                           15,300            283
ArvinMeritor, Inc.(2)                     31,430             645     Dr. Pepper Snapple Group,
Autoliv, Inc.(5)                           6,790             536       Inc.                               12,310            433
Daimler AG Registered Shares               5,260             357     Energizer Holdings,
Electrolux AB Series B                    28,100             798       Inc.(2)(5)                         13,420            978
Esprit Holdings Ltd.                      71,453             340     Estee Lauder Cos., Inc. (The)
Ethan Allen Interiors, Inc.(5)            24,630             493       Class A(5)                          3,440            278
Ford Motor Co.(2)                         27,610             464     Fomento Economico Mexicano
General Motors Co.(2)                     14,190             523       S.A.B. de C.V.
Great Wall Motor Co., Ltd.               119,000             367       Sponsored ADR                      22,520          1,259
Group 1 Automotive, Inc.                  15,920             665     Imperial Tobacco Group plc           16,740            514
Guess?, Inc.                              19,410             918     Kirin Brewery Co., Ltd.              30,000            421
Inchcape plc(2)                           67,180             374     Koninklijke Ahold N.V.               37,590            496
Jack in the Box, Inc.(2)                  14,520             307     Kraft Foods, Inc. Class A            24,930            786
Johnson Controls, Inc.                     9,010             344     Metro AG                              4,860            350
L'Occitane International SA(2)            86,500             239     Molson Coors Brewing Co.
Limited Brands, Inc.                      11,160             343       Class B                             6,190            311
Liz Claiborne, Inc.(2)(5)                142,430           1,020     Nestle S.A. Registered Shares         9,500            556
LVMH Moet Hennessy Louis                                             PepsiCo, Inc.(5)                     24,340          1,590
  Vuitton S.A.                             2,130             350     Philip Morris International,
Macy's, Inc.                              22,490             569       Inc.(5)                            21,570          1,262
NetFlix, Inc.(2)                           1,190             209     Procter & Gamble Co. (The)           21,010          1,352
Newell Rubbermaid, Inc.(5)                17,190             313     Sanderson Farms, Inc.                 5,660            222
Nordstrom, Inc.(5)                        12,640             536     Snyders-Lance, Inc.                  11,070            259
OfficeMax, Inc.(2)(5)                     94,750           1,677     Toyo Suisan Kaisha Ltd.              20,000            445
Pandora A/S(2)                            12,924             778     Unilever N.V.                        38,070          1,185
Ryland Group, Inc. (The)                  20,120             343     Unilever plc Sponsored ADR           15,040            464
Saks, Inc.(2)(5)                          66,000             706     Walgreen Co.                          3,910            152
Sodexo                                     4,550             314     Whole Foods Market,
Staples, Inc.(5)                          33,340             759       Inc.(2)(5)                          8,960            453
Talbots, Inc.(2)(5)                       29,760             254                                                    -----------
Target Corp.(5)                           10,580             636                                                         15,557
Thomas Cook Group plc                    184,060             544                                                    -----------
Timberland Co. (The) Class                                           ENERGY--6.6%
  A(2)(5)                                 18,630             458     Anadarko Petroleum Corp.(5)           3,620            276
Toyoda Gosei Co., Ltd.                    19,800             465     Cabot Oil & Gas Corp.                15,570            589
Williams-Sonoma, Inc.(5)                  19,350             691     Comstock Resources, Inc.(2)          21,580            530
                                                    ------------     Continental Resources,
                                                          19,709       Inc.(2)                            10,040            591
                                                    ------------     Ensco International plc
                                                                       Sponsored ADR                       8,680            463
                                                                     Forest Oil Corp.(2)                  15,980            607
                                                                     Halliburton Co.(5)                    6,440            263
                                                                     LUKOIL O.A.O Sponsored ADR(5)         5,980            342
                                                                     Petroleo Brasileiro SA ADR            4,120            156
                                                                     Pioneer Natural Resources Co.         9,380            815
                                                                     Schlumberger Ltd.                     3,800            317
                                                                     Suncor Energy, Inc.                   9,250            354
                                                                     TGS Nopec Geophysical Co.,
                                                                       ASA                                27,200            613


                                                                  1

                                                     VIRTUS MARKET NEUTRAL FUND
                                                       SCHEDULE OF INVESTMENTS
                                                                 AND
                                                  SECURITIES SOLD SHORT (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES           VALUE                                          SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
ENERGY--(CONTINUED)                                                  HEALTH CARE--(CONTINUED)
Tidewater, Inc.                            4,530    $        244     Express Scripts, Inc.(2)              2,560    $       138
                                                    ------------     Hanger Orthopedic Group,
                                                           6,160       Inc.(2)                            28,290            599
                                                    ------------     Hospira, Inc.(2)(5)                  17,820            992
FINANCIALS--12.2%                                                    Human Genome Sciences,
Ameriprise Financial, Inc.                 6,630             382       Inc.(2)(5)                         15,040            359
Arch Capital Group Ltd.(2)(5)              7,250             638     Incyte Corp., Ltd.(2)                15,280            253
Capital One Financial Corp.               11,460             488     InterMune, Inc.(2)                    3,850            140
Charles Schwab Corp. (The)                32,802             561     MAP Pharmaceuticals,
Citigroup, Inc.(2)                       115,030             544       Inc.(2)(5)                          8,000            134
CME Group, Inc.                            1,440             463     McKesson Corp.                        4,690            330
Comerica, Inc.                            12,310             520     Merck & Co., Inc.(5)                  6,320            228
E*Trade Financial Corp.(2)                29,830             477     Onyx Pharmaceuticals, Inc.(2)        16,950            625
Fidelity National Financial,                                         PerkinElmer, Inc.(5)                  2,390             62
  Inc. Class A(5)                         51,050             698     Pfizer, Inc.(5)                      55,720            976
Fifth Third Bancorp                       30,850             453     Salix Pharmaceuticals
First American Financial                                               Ltd.(2)(5)                          4,220            198
  Corp.(5)                                34,420             514     Sanofi-Aventis SA                     8,270            529
Hartford Financial Services                                          Sanofi-Aventis SA ADR                 5,670            183
  Group, Inc. (The)                       21,530             570     Smith & Nephew plc                   44,730            472
Huntington Bancshares, Inc.               70,770             486     St. Jude Medical, Inc.(2)            21,510            920
Investment Technology Group,                                         Thermo Fisher Scientific,
  Inc.(2)(5)                              31,086             509       Inc.(2)(5)                          4,190            232
Janus Capital Group, Inc.                 35,870             465     United Therapeutics
MFA Financial, Inc.(5)                    53,010             433       Corp.(2)(5)                         1,270             80
MGIC Investment Corp.(2)                  74,960             764     Universal Health Services,
Muenchener                                                             Inc. Class B(5)                     3,230            140
Rueckversicherungs-Gesellschaft                                      Vertex Pharmaceuticals,
  AG Registered Shares                     4,010             608       Inc.(2)                             2,720             95
Piper Jaffray Cos.(2)(5)                   7,700             270     Warner Chilcott plc Class A           8,270            187
PrivateBancorp, Inc.                      39,470             568     Watson Pharmaceuticals,
QBE Insurance Group Ltd.                  13,890             258       Inc.(2)                             2,990            154
TD Ameritrade Holding Corp.               35,930             682     Zimmer Holdings, Inc.(2)(5)           2,620            141
                                                    ------------                                                    -----------
                                                          11,351                                                         13,715
                                                    ------------                                                    -----------
HEALTH CARE--14.8%                                                   INDUSTRIALS--8.7%
Agilent Technologies, Inc.(2)              4,220             175     Adecco SA Registered Shares           9,140            599
Alexion Pharmaceuticals,                                             Altra Holdings, Inc.(2)(5)           10,294            204
  Inc.(2)(5)                               3,650             294     BAE Systems plc                      90,833            467
Allergan, Inc.                             2,590             178     East Japan Railway Co.                4,300            280
Allscripts-Misys Healthcare                                          Finmeccanica SpA                     14,270            162
  Solutions, Inc.(2)                      37,060             714     FTI Consulting, Inc.(2)              12,420            463
AMERIGROUP Corp.(2)                        3,360             148     ICF International, Inc.(2)           15,890            409
Amylin Pharmaceuticals, Inc.(2)           42,440             624     IDEX Corp.(5)                         7,710            302
ArthroCare Corp.(2)                        6,830             212     Kennametal, Inc.(5)                  23,400            923
BioMarin Pharmaceutical, Inc.(2)           5,560             150     Koninklijke Philips
Celgene Corp.(2)(5)                        2,410             143       Electronics N.V.                   19,490            597
Covidien plc(5)                           23,290           1,063     Lennox International, Inc.            9,490            449
Dendreon Corp.(2)                         22,460             784     Robert Half International,
Emergency Medical Services                                             Inc.                               24,510            750
  Corp. Class A(2)(5)                      4,970             321     Roper Industries, Inc.                4,710            360
Emergent Biosolutions,                                               RSC Holdings, Inc.(2)                59,870            583
  Inc.(2)(5)                              31,640             742     Spirit Aerosystems Holdings,
                                                                       Inc. Class A(2)                    23,940            498


                                                                  2

                                                     VIRTUS MARKET NEUTRAL FUND
                                                       SCHEDULE OF INVESTMENTS
                                                                 AND
                                                  SECURITIES SOLD SHORT (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES          VALUE                                           SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
INDUSTRIALS--(CONTINUED)                                             UTILITIES--0.9%
SPX Corp.                                  7,900    $        565     Cia Paranaense de Energia
United Technologies Corp.                  5,840             460       ADR(5)                             16,460    $       414
                                                    ------------     Public Service Enterprise
                                                           8,071     Group, Inc.                          14,240            453
                                                    ------------                                                    -----------
INFORMATION TECHNOLOGY--9.5%                                                                                                867
Akamai Technologies, Inc.(2)               4,540             214     ----------------------------------------------------------
Apple, Inc.(2)(5)                          1,290             416     TOTAL COMMON STOCKS
AU Optronics Corp. Sponsored ADR          46,260             482     (IDENTIFIED COST $73,935)                           88,419
BMC Software, Inc.(2)                     11,520             543     ----------------------------------------------------------
DealerTrack Holdings, Inc.(2)             20,580             413     TOTAL LONG TERM INVESTMENTS--95.2%
Dolby Laboratories, Inc. Class                                       (IDENTIFIED COST $73,935)                           88,419
  A(2)                                     3,850             257     ----------------------------------------------------------
Harris Corp.                              13,740             622     SHORT-TERM INVESTMENTS--2.8%
Informatica Corp.(2)(5)                    5,050             222     MONEY MARKET MUTUAL FUNDS--2.8%
International Business Machines                                      BlackRock Liquidity Funds
  Corp.                                    1,950             286     TempFund Portfolio -
Microsemi Corp.(2)                        28,390             650       Institutional Shares
Motorola, Inc.(2)(5)                      33,580             305       (seven-day effective
NetApp, Inc.(2)                            4,830             266       yield 0.170%                    2,561,766          2,562
QUALCOMM, Inc.                             6,850             339     ----------------------------------------------------------
Quest Software, Inc.(2)(5)                30,440             844     TOTAL SHORT-TERM INVESTMENTS
Rovi Corp.(2)(5)                          10,410             646     (IDENTIFIED COST $2,562)                             2,562
Siliconware Precision                                                ----------------------------------------------------------
Industries Co. Sponsored                                             TOTAL INVESTMENTS--98.0%
  ADR                                    102,680             611     (IDENTIFIED COST $76,497)                           90,981(1)
Synopsys, Inc.(2)(5)                      21,410             576     SECURITIES SOLD SHORT--(95.5)%
Teradata Corp.(2)(5)                      16,740             689     (PROCEEDS ($78,196))                               (88,605)
Western Digital Corp.(2)                  11,900             403     Other assets and liabilities,
                                                    ------------       net--97.4%                                        90,451
                                                           8,784                                                    -----------
                                                    ------------     NET ASSETS--100.0%                             $    92,827
MATERIALS--2.9%                                                                                                     ===========
Alcoa, Inc. (5)                           33,820             521     SECURITIES SOLD SHORT--95.5%
Atlas Iron Ltd.(2)                       134,240             405     COMMON STOCKS SOLD SHORT--(95.5)%
BBMG Corp.                               188,000             255     CONSUMER DISCRETIONARY--(20.1)%
Impala Platinum Holdings Ltd.                                        Aeropostale, Inc.                   (53,560)        (1,320)
  Sponsored ADR(5)                        10,800             382     Bayerische Motoren Werke AG          (4,400)          (346)
Mongolian Mining Corp.(2)                207,500             242     Brunswick Corp.                     (40,860)          (766)
Tokyo Ohka Kogyo Co., Ltd.                17,090             368     Byd Co., Ltd.                       (67,500)          (355)
United States Steel Corp.                  8,530             498     Carpetright plc                     (62,370)          (777)
                                                    ------------     Compass Group plc                   (35,370)          (320)
                                                           2,671     Family Dollar Stores, Inc.          (20,890)        (1,038)
                                                    ------------     Garmin Ltd.                          (9,330)          (289)
TELECOMMUNICATION SERVICES--1.6%                                     Genuine Parts Co.                   (15,060)          (773)
Frontier Communications Corp.             82,020             798     Hermes International                 (2,400)          (503)
MTN Group Ltd. Sponsored ADR              17,140             354     Husqvarna AB Class B               (107,260)          (895)
Telefonica Moviles S.A.(3)(4)(5)           1,400               0     Intercontinental Hotels Group
VimpelCom Ltd.                            25,370             382       plc                               (15,380)          (298)
                                                    ------------     Li & Fung Ltd.                      (60,000)          (348)
                                                           1,534     Li Ning Co., Ltd.                  (152,500)          (323)
                                                    ------------


                                                                  3

                                                     VIRTUS MARKET NEUTRAL FUND
                                                       SCHEDULE OF INVESTMENTS
                                                                 AND
                                                  SECURITIES SOLD SHORT (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES           VALUE                                          SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
CONSUMER DISCRETIONARY--(CONTINUED)                                  ENERGY--(5.8)%
LKQ Corp.                                (42,729)   $       (971)    AMEC plc                            (39,950)   $      (716)
Lululemon Athletica, Inc.                (23,920)         (1,637)    Barrett (Bill) Corp.                (14,040)          (577)
NGK Spark Plug Co., Ltd.                 (29,000)           (445)    Cenovus Energy, Inc.                (10,980)          (365)
O'Reilly Automotive, Inc.                (16,420)           (992)    CNOOC Ltd. ADR                         (600)          (143)
Panera Bread Co. Class A                  (6,240)           (632)    Concho Resources, Inc.               (9,340)          (819)
Penney (J.C.) Co., Inc.                  (14,490)           (468)    Nabors Industries Ltd.              (25,960)          (609)
Polo Ralph Lauren Corp.                   (6,420)           (712)    PetroChina Co., Ltd. ADR             (2,820)          (371)
Ross Stores, Inc.                        (12,010)           (760)    Petrohawk Energy Corp.              (29,520)          (539)
Thor Industries, Inc.                    (32,060)         (1,089)    Range Resources Corp.               (12,700)          (571)
Tiffany & Co.                             (7,470)           (465)    Seadrill Ltd.                       (11,830)          (401)
TJX Cos., Inc.                           (10,130)           (450)    Southwestern Energy Co.              (6,590)          (247)
Toyota Motor Corp.                       (11,800)           (468)                                                   -----------
Urban Outfitters, Inc.                   (21,230)           (760)                                                        (5,358)
VF Corp.                                  (5,810)           (501)                                                   -----------
                                                    ------------     FINANCIALS--(11.4)%
                                                         (18,701)    CBOE Holdings, Inc.                 (40,900)          (935)
                                                    ------------     Cohen & Steers, Inc.                (38,500)        (1,005)
CONSUMER STAPLES--(17.6)%                                            Federated Investors, Inc.
Altria Group, Inc.                       (32,120)           (791)      Class B                           (21,520)          (563)
Asahi Breweries Ltd.                     (25,800)           (500)    FirstMerit Corp.                    (19,560)          (387)
Campbell Soup Co.                        (24,540)           (853)    Hannover Rueckversicherung AG
Carrefour SA                              (8,308)           (343)      Registered Shares                  (8,480)          (455)
Church & Dwight Co., Inc.                 (6,930)           (478)    Insurance Australia Group
Coca-Cola Co. (The)                      (14,240)           (937)      Ltd.                              (62,660)          (249)
Constellation Brands, Inc.                                           KeyCorp                             (49,010)          (434)
  Class A                                (28,000)           (620)    Legg Mason, Inc.                    (15,500)          (562)
Flowers Foods, Inc.                      (40,850)         (1,099)    NASDAQ OMX Group, Inc. (The)        (39,430)          (935)
General Mills, Inc.                      (27,810)           (990)    Northern Trust Corp.                 (7,740)          (429)
Green Mountain Coffee Roasters,                                      Prosperity Bancshares, Inc.         (26,780)        (1,052)
  Inc.                                   (26,370)           (867)    Trustmark Corp.                     (14,590)          (362)
Hain Celestial Group, Inc. (The)         (22,330)           (604)    Valley National Bancorp             (56,448)          (807)
Heinz (H.J.) Co.                         (29,890)         (1,478)    Waddell & Reed Financial,
Hormel Foods Corp.                       (16,470)           (844)      Inc. Class A                      (12,400)          (438)
J & J Snack Foods Corp.                   (9,470)           (457)    Washington Federal, Inc.            (38,960)          (659)
Kimberly-Clark de Mexico S.A.B.                                      Westamerica Bancorp                 (23,080)        (1,280)
  de C.V.                                (18,360)           (565)                                                   -----------
L'Oreal SA                                (6,250)           (694)                                                       (10,552)
Lindt & Spruengli AG                        (310)           (937)                                                   -----------
Pernod-Ricard SA                          (7,497)           (705)    HEALTH CARE--(14.8)%
Reckitt Benckiser Group plc               (9,850)           (541)    Acorda Therapeutics, Inc.            (6,390)          (174)
SABMiller plc                             (8,570)           (302)    AstraZeneca plc Sponsored ADR       (22,360)        (1,033)
Seven & I Holdings Co., Ltd.             (19,200)           (513)    Auxilium Pharmaceuticals,
Smucker (J.M.) Co. (The)                  (7,636)           (501)      Inc.                              (12,690)          (268)
Wal-Mart de Mexico S.A.B de                                          Bard (C.R.), Inc.                    (4,490)          (412)
  C.V. Sponsored ADR                     (23,390)           (668)    Becton, Dickinson & Co.              (6,470)          (547)
                                                    ------------     Biogen Idec, Inc.                   (21,150)        (1,418)
                                                         (16,287)    CareFusion Corp.                    (11,470)          (295)
                                                    ------------     Charles River Laboratories
                                                                       International, Inc.                (4,230)          (150)
                                                                     Conceptus, Inc.                     (12,560)          (173)


                                                                  4

                                                     VIRTUS MARKET NEUTRAL FUND
                                                       SCHEDULE OF INVESTMENTS
                                                                 AND
                                                   SECURITIES SOLD SHORT (CONTINUED)
                                                     DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES           VALUE                                          SHARES          VALUE
                                   -------------    ------------                                    ------------    -----------
HEALTH CARE--(CONTINUED)                                             INFORMATION TECHNOLOGY--(CONTINUED)
Covance, Inc.                            (13,320)   $       (685)    Finisar Corp.                       (34,830)   $    (1,034)
DaVita, Inc.                              (2,070)           (144)    LG Display Co., Ltd. ADR            (24,970)          (443)
DENTSPLY International, Inc.             (21,550)           (736)    National Semiconductor Corp.        (14,890)          (205)
Eisai Co., Ltd.                          (17,350)           (628)    Neopost SA                           (6,729)          (586)
Eli Lilly & Co.                          (13,660)           (479)    Nokia Oyj Sponsored ADR             (82,340)          (850)
Gen-Probe, Inc.                          (15,140)           (883)    QLogic Corp.                        (46,560)          (792)
H Lundbeck A/S                           (23,040)           (438)    Research In Motion Ltd.              (7,530)          (438)
Haemonetics Corp.                        (10,070)           (636)    Texas Instruments, Inc.             (14,570)          (474)
Healthways, Inc.                         (54,010)           (603)    Vishay Intertechnology, Inc.        (20,260)          (297)
IDEXX Laboratories, Inc.                  (3,070)           (212)    Xilinx, Inc.                        (14,690)          (426)
Integra LifeSciences Holdings                                        Zebra Technologies Corp.
  Corp.                                  (12,660)           (599)      Class A                           (10,610)          (403)
Intuitive Surgical, Inc.                  (2,520)           (650)                                                   -----------
Johnson & Johnson                         (4,430)           (274)                                                        (9,478)
Masimo Corp.                             (15,500)           (451)                                                   -----------
Mylan, Inc.                              (25,360)           (536)    MATERIALS--(3.7)%
Novo Nordisk A/S Sponsored ADR            (2,340)           (263)    Aluminum Corp. of China Ltd.       (256,000)          (233)
Owens & Minor, Inc.                      (13,470)           (396)    Anglo Platinum Ltd. ADR             (23,400)          (410)
Techne Corp.                             (10,395)           (683)    Anhui Conch Cement Co., Ltd.        (62,000)          (291)
                                                    ------------     Greif, Inc. Class A                 (15,410)          (954)
                                                         (13,766)    Martin Marietta Materials,
                                                    ------------       Inc.                               (4,930)          (455)
INDUSTRIALS--(9.1)%                                                  OJI Paper Co., Ltd.                 (88,980)          (431)
American Superconductor Corp.             (9,950)           (285)    OZ Minerals Ltd.                   (267,320)          (470)
BE Aerospace, Inc.                       (18,100)           (670)    Sigma-Aldrich Corp.                  (2,460)          (164)
Central Japan Railway Co.                    (34)           (285)                                                   -----------
Donaldson Co., Inc.                      (23,960)         (1,396)                                                        (3,408)
Esterline Technologies Corp.              (3,600)           (247)                                                   -----------
GATX Corp.                               (31,580)         (1,114)    TELECOMMUNICATION SERVICES--(1.4)%
Lockheed Martin Corp.                     (6,600)           (461)    Indosat Tbk PT ADR                  (10,010)          (291)
Nordson Corp.                             (4,670)           (429)    Mobile TeleSystems OJSC
Rolls-Royce Group plc                    (84,346)           (819)      Sponsored ADR                     (14,690)          (307)
Rolls-Royce Group plc Class C(4)      (5,398,144)             (8)    tw telecom, inc.                    (43,550)          (743)
Stericycle, Inc.                          (2,650)           (215)                                                   -----------
UniFirst Corp.                           (13,610)           (749)                                                        (1,341)
United Rentals, Inc.                     (23,670)           (539)                                                   -----------
Vestas Wind Systems A/S                  (14,025)           (443)    UTILITIES--(1.4)%
Watsco, Inc.                             (11,760)           (742)    NextEra Energy, Inc.                (10,070)          (524)
                                                    ------------     PG&E Corp.                          (10,110)          (484)
                                                          (8,402)    Tractebel Energia SA
                                                    ------------       Sponsored ADR                     (18,960)          (304)
INFORMATION TECHNOLOGY--(10.2)%                                                                                     -----------
Advanced Semiconductor                                                                                                   (1,312)
  Engineering, Inc. ADR                 (116,534)           (669)    ----------------------------------------------------------
Altera Corp.                             (46,220)         (1,644)    TOTAL COMMON STOCKS SOLD SHORT--(95.5)%
ANSYS, Inc.                              (15,740)           (820)    (PROCEEDS ($78,196))                               (88,605)
CACI International, Inc. Class A          (7,440)           (397)    ----------------------------------------------------------
                                                                     TOTAL SECURITIES SOLD SHORT--(95.5)%
                                                                     (PROCEEDS ($78,196))                               (88,605)(1)
                                                                     ----------------------------------------------------------

                                                                     ABBREVIATIONS:
                                                                     ADR  American Depositary Receipt.


                                                                  5

                                                     VIRTUS MARKET NEUTRAL FUND
                                                       SCHEDULE OF INVESTMENTS
                                                                 AND
                                                  SECURITIES SOLD SHORT (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

FOOTNOTE LEGEND:
(1)   Federal Income Tax Information : For tax information at
      December 31, 2010 , see Note 2 Federal Income Tax
      Information in the Notes to Schedules of Investments.
(2)   Non-income producing.
(3)   Illiquid security.
(4) Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.
(5) All or a portion segregated as collateral for securities sold short.


                                                                6

                                                  VIRTUS MARKET NEUTRAL FUND
                                                    SCHEDULE OF INVESTMENTS
                                                              AND
                                                    SECURITIES SOLD SHORT
                                                 DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS - LONG+
----------------------------------------------------------------
United States (includes short-tem investments)                76%
United Kingdom                                                 4
France                                                         2
Germany                                                        2
Japan                                                          2
Netherlands                                                    2
Mexico                                                         1
Other                                                         11
----------------------------------------------------------------
Total                                                        100%
----------------------------------------------------------------

+ % of total investments as of December 31, 2010


                                                                  7

                                                     VIRTUS MARKET NEUTRAL FUND
                                                       SCHEDULE OF INVESTMENTS
                                                                 AND
                                                        SECURITIES SOLD SHORT
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS - SHORT+
----------------------------------------------------------------
United States                                                 73%
United Kingdom                                                 6
Japan                                                          4
France                                                         3
China                                                          2
Denmark                                                        1
Mexico                                                         1
Other                                                         10
----------------------------------------------------------------
Total                                                        100%
----------------------------------------------------------------

+   % of total investments as of December 31, 2010


                                                                  8

Virtus Market Neutral Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

----------------------------------------------------------------------------------------------------------
                                                                                                 LEVEL 3
                                                             TOTAL VALUE AT                    SIGNIFICANT
                                                              DECEMBER 31,       LEVEL 1      UNOBSERVABLE
                                                                  2010        QUOTED PRICES      INPUTS
----------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                             $       88,419   $      88,419   $          0+
   Short-Term Investments                                             2,562           2,562             --
----------------------------------------------------------------------------------------------------------
Total Investments                                            $       90,981   $      90,981   $          0+
----------------------------------------------------------------------------------------------------------
Liabilities:
   Common Stocks Sold Short                                  $      (88,605)  $     (88,597)  $         (8)

There are no Level 2 (significant observable inputs) priced securities.

+ Level 3 common stock valued at zero at beginning and end of period.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                       Common Stocks
Investments in Securities                                     Total      Sold Short
                                                             -------   -------------

Balance as of September 30, 2010:                            $   --    $         --

Accrued Discount/(Premium)                                       --              --

Realized Gain (Loss)                                             --              --

Change in Unrealized Appreciation (Depreciation)                 --              --

Net Purchases/(Sales)                                            --              --

Transfers In and/or Out of Level 3 (a)                           (8)             (8)
                                                             -------   -------------

Balance as of December 31, 2010                              $   (8)   $         (8)
                                                             =======   =============

(a) "Transfers in and/or out" represent the ending value as of December 31. 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.


                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -------------    ------------                                      ----------     ----------
MUNICIPAL BONDS--0.7%                                                Republic of Argentina (The)
CALIFORNIA--0.1%                                                       PIK Interest
Metropolitan Water District                                          Capitalization 8.280%, 12/31/33  $     2,725    $    2,542
  of Southern California                                             Republic of Colombia
  Build America Bonds, Taxable                                         12.000%, 10/22/15                  925,000 COP       644
  Series A, 6.947%, 7/1/40         $      125       $        129       6.125%, 1/18/41                      1,000         1,030
                                                    ------------     Republic of Indonesia
KENTUCKY--0.2%                                                         Series FR-23, 11.000%,
State of Kentucky General                                              12/15/12                         6,200,000 IDR       752
  Fund Taxable 3.165%, 4/1/18             505                485     Series FR-30, 10.750%,
                                                    ------------       5/15/16                          3,360,000 IDR       435
MICHIGAN--0.1%                                                       Republic of Korea Series
Tobacco Settlement Finance                                             1112, 4.750%, 12/10/11           1,427,500 KRW     1,279
  Authority Taxable                                                  Republic of Lithuania 144A
  Series 06-A, 7.309%, 6/1/34             165                117       7.375%, 2/11/20 (4)                    500           552
                                                    ------------     Republic of Poland Series
TEXAS--0.2%                                                            0414, 5.750%, 4/25/14                2,945 PLZ     1,014
City of Houston Build                                                Republic of South Africa
  America Bonds Taxable                                                Series R-201, 8.750%,
  Series B 5.361%, 3/1/24                 520                519       12/21/14                             5,285 ZAR       846
                                                    ------------     Republic of Turkey
VIRGINIA--0.1%                                                         0.000%, 2/2/11                       1,220 TRY       786
Tobacco Settlement Financing                                           0.000%, 4/25/12                        880 TRY       522
  Corp. Taxable                                                      Republic of Ukraine RegS
  Series 07-A1, 6.706%, 6/1/46            345                216       6.580%, 11/21/16 (5)                   360           362
----------------------------------------------------------------     ----------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,629)                                   1,466     (IDENTIFIED COST $22,121)                           25,354
----------------------------------------------------------------     ----------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--11.9%                                 MORTGAGE-BACKED SECURITIES--15.0%
Bolivarian Republic of Venezuela                                     NON-AGENCY--15.0%
  8.500%, 10/8/14                       1,210              1,029     American Tower Trust 07-1A,
  RegS 5.750%, 2/26/16(5)                 705                501       C 144A 5.615%, 4/15/37 (4)             750           792
  9.250%, 9/15/27                       1,035                776     Americold LLC Trust 10-ARTA,
  9.375%, 1/13/34                         950                648       B 144A 6.031%,
Commonwealth of Australia                                              1/14/29 (4)                            900           898
  Series 123, 5.750%, 4/15/12           2,875 AUD          2,969     Banc of America Commercial
Commonwealth of Canada                                                 Mortgage, Inc. 07-1,
  2.000%, 9/1/12                        1,845 CAD          1,867       AMFX 5.482%, 1/15/49 (3)               900           879
Commonwealth of New Zealand                                          Bear Stearns Commercial
  Series 1111, 6.000%, 11/15/11         2,170 NZD          1,729       Mortgage Securities, Inc.
  6.000%, 4/15/15                         855 NZD            697       06-PW12, A4 5.722%, 9/11/38(3)         790           862
Federative Republic of Brazil                                          06-PW12, AM 5.761%, 9/11/38(3)         650           676
  12.500%, 1/5/22                       1,125 BRL            808       06-PW14, A4 5.201%, 12/11/38           350           370
  10.250%, 1/10/28                      2,530 BRL          1,590       05-PW10, A4 5.405%,
Kingdom of Norway Series                                               12/11/40(3)                            950         1,015
  469, 6.000%, 5/16/11                  5,690 NOK            988       07-T28, A4 5.742%, 9/11/42             800           866
Kingdom of Sweden Series 1045,                                         05-T20, A4A 5.144%, 10/12/42(3)        600           646
  5.250%, 3/15/11                       3,250 SEK            487       07-PW18, A4 5.700%, 6/13/50            750           781
Republic of Argentina Series                                           07-PW18, AM 6.084%, 6/13/50            725           724
  GDP 0.000%,                                                        Citigroup/Deutsche Bank
  12/15/35 (3)                          3,200                501       Commercial Mortgage Trust
                                                                       05-CD1, AM 5.222%, 7/15/44(3)          610           624
                                                                       07-CD4, A4 5.322%, 12/11/49            475           492
                                                                     Credit Suisse First Boston
                                                                       Mortgage Securities
                                                                       Corp. 04-C5, A3 4.499%,
                                                                       11/15/37                               825           837


                                                                  1


                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                          PAR VALUE       VALUE
                                   -------------    ------------                                       ---------    -----------
NON-AGENCY--(CONTINUED)                                              NON-AGENCY--(CONTINUED)
Credit Suisse Mortgage                                                 07-C30, A5 5.342%, 12/15/43     $     410    $       414
  Capital Certificates 06-C1,                                          06-C29, A4 5.308%, 11/15/48         1,000          1,061
  A3 5.539%, 2/15/39 (3)           $         650    $        686       07-C33, A4 5.903%, 2/15/51(3)         550            571
Extended Stay America Trust                                          Washington Mutual Mortgage
  10-ESHA, D 144A                                                      Pass Through
  5.498%, 11/5/27 (4)                        355             349       Certificates 05-AR10, 1A2
GE Capital Commercial                                                  2.770%, 9/25/35 (3)                   670            602
  Mortgage Corp. 03-C1, C                                            Wells Fargo Mortgage Backed
  4.975%, 1/10/38                            595             620       Securities Trust 07-
GMAC Commercial Mortgage                                               16, 1A7 6.000%, 12/28/37              613            530
  Securities, Inc. 04-                                               ----------------------------------------------------------
  C2, A3 5.134%, 8/10/38                     450             476     TOTAL MORTGAGE-BACKED SECURITIES
Greenwich Capital Commercial                                         (IDENTIFIED COST $29,020)                           32,070
  Funding Corp. 04-                                                  ----------------------------------------------------------
  GG1, A7 5.317%, 6/10/36                    550             593     ASSET-BACKED SECURITIES--1.4%
JPMorgan Chase Commercial Mortgage                                     Bombardier Capital Mortgage
  Securities Corp.                                                     Securitization Corp.
  10-CNTR, A2 144A 4.311%,                                             99-A, A3 5.980%, 1/15/18              695            613
  8/5/32(4)                                  300             283     Carmax Auto Owner Trust
  05-LDP2, AM 4.780%, 7/15/42                775             783       07-2, B 5.370%, 3/15/13               350            357
  06-CB17, AM 5.464%, 12/12/43               600             590     Conseco Finance
  05-LDP5, AM 5.245%, 12/15/44(3)            950             980     Securitizations Corp. 01-3, A4
  06-LDP7, A4 5.872%, 4/15/45(3)           1,000           1,094       6.910%, 5/1/33                        642            663
  06-LDP7, AM 5.872%, 4/15/45(3)           1,000           1,037     Harley-Davidson Motorcycle
  06-LDP9, A3 5.336%, 5/15/47                700             726       Trust 07-2, C
  07-LD12, A4 5.882%, 2/15/51                750             794       5.410%, 8/15/15                       565            585
Lehman Brothers - UBS                                                IndyMac Manufactured Housing
Commercial Mortgage Trust                                              Contract 98-1, A3
  07-C2, A3 5.430%, 2/15/40                1,100           1,134       6.370%, 9/25/28                       491            407
  07-C2, H 144A 6.011%,                                              Popular ABS Mortgage Pass
    2/15/40(3)(4)                            850              37       Through Trust 05-5,
  05-C3, AM 4.794%, 7/15/40                  350             357       AF3 5.086%, 11/25/35 (3)              407            404
  07-C6, A4 5.858%, 7/15/40                  700             735     ----------------------------------------------------------
  07-C7, A3 5.866%, 9/15/45                  600             631     TOTAL ASSET-BACKED SECURITIES
Lehman Brothers Commercial                                           (IDENTIFIED COST $3,010)                             3,029
  Conduit Mortgage                                                   ----------------------------------------------------------
  Trust 07-C3, A4 5.942%,                                            CORPORATE BONDS--50.7%
  7/15/44 (3)                                500             535     CONSUMER DISCRETIONARY--6.7%
Merrill Lynch Mortgage Trust                                         American Axle &
  06-C1, AM 5.656%,                                                    Manufacturing Holdings, Inc.
  5/12/39 (3)                                715             733       144A 9.250%, 1/15/17 (4)              350            393
Merrill Lynch-Countrywide                                            Arcos Dorados B.V. 144A
  Commercial Mortgage                                                  7.500%, 10/1/19 (4)                   375            405
  Trust 06-4, A3 5.172%,                                             Boyd Gaming Corp. 144A
  12/12/49                                   650             673       9.125%, 12/1/18 (4)                   215            213
Morgan Stanley Capital I                                             Caesar's Entertainment
  05-HQ5, A3 5.007%, 1/14/42                 192             197       Operating Co., Inc.
  06-IQ12, A4 5.332%, 12/15/43             1,300           1,377       11.250%, 6/1/17                       425            480
  07-IQ14, A4 5.692%, 4/15/49                820             850       144A 12.750%, 4/15/18(4)               90             91
Salomon Brothers Mortgage                                            Cengage Learning
Securities VII, Inc.                                                   Acquisitions, Inc. 144A
  01-C1, D 6.831%, 12/18/35                  650             654       10.500%, 1/15/15 (4)                  400            415
Timberstar Trust 06-1A, C                                            Cequel Communications
  144A 5.884%, 10/15/36 (4)                1,000           1,021       Holdings I LLC / Cequel
Wachovia Bank Commercial                                               Capital Corp. 144A 8.625%,
  Mortgage Trust                                                       11/15/17 (4)                          170            178
  04-C12, A4 5.305%, 7/15/41(3)              450             485     Citadel Broadcasting Corp.
                                                                       144A 7.750%,
                                                                       12/15/18 (4)                          105            109
                                                                     DigitalGlobe, Inc. 10.500%,
                                                                       5/1/14                                 65             75


                                                                  2


                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                          PAR VALUE       VALUE
                                   -------------    ------------                                       ---------    -----------
CONSUMER DISCRETIONARY--(CONTINUED)                                  CONSUMER DISCRETIONARY--(CONTINUED)
Dunkin Finance Corp. 144A                                              10.875%, 11/15/16               $     200    $       219
  9.625%, 12/1/18 (4)              $      550       $        558     Univision Communications,
Eastman Kodak Co. 7.250%,                                              Inc. 144A 7.875%,
  11/15/13                                 72                 71       11/1/20 (4)                           125            132
Gateway Casinos &                                                    Videotron Ltee
  Entertainment Ltd. 144A                                              6.375%, 12/15/15                      180            185
  8.875%, 11/15/17 (4)                    200 CAD            207       9.125%, 4/15/18                        82             92
Glencore Funding LLC 144A                                            Wyndham Worldwide Corp.
  6.000%, 4/15/14 (4)                   1,000              1,057       7.375%, 3/1/20                        590            650
Hertz Corp. (The) 10.500%, 1/1/16         100                106                                                    -----------
Hyatt Hotels Corp. 144A                                                                                                  14,362
  5.750%, 8/15/15 (4)                     100                105                                                    -----------
International Game                                                   CONSUMER STAPLES--1.0%
Technology 7.500%, 6/15/19                580                653     American Achievement Corp.
inVentiv Health, Inc. 144A                                             144A 10.875%,
  10.000%, 8/15/18 (4)                    400                402       4/15/16 (4)                           365            375
Isle of Capri Casinos, Inc.                                          BFF International Ltd. 144A
  7.000%, 3/1/14                          400                394       7.250%, 1/28/20 (4)                   150            157
Landry's Restaurants, Inc.                                           Bunge Ltd. Finance Corp.
  11.625%, 12/1/15                        245                263       8.500%, 6/15/19                       250            293
Libbey Glass, Inc. 144A                                              Constellation Brands, Inc.
  10.000%, 2/15/15 (4)                     50                 54       8.375%, 12/15/14                      165            181
McJunkin Red Man Corp. 144A                                          Diversey, Inc. 8.250%, 11/15/19          50             54
  9.500%, 12/15/16 (4)                    360                342     Michael Foods, Inc. 144A
Mediacom LLC/Mediacom                                                  9.750%, 7/15/18 (4)                   275            302
  Capital Corp. 9.125%, 8/15/19           750                769     Reynolds Group Issuer, Inc.
MGM Resorts International, Inc.                                        / Reynolds Group
  7.625%, 1/15/17                         400                376       Issuer LLC / Reynolds Group
  11.125%, 11/15/17                       225                260       Issuer 144A
Mobile Mini, Inc. 6.875%, 5/1/15          350                357       9.000%, 4/15/19 (4)                   115            120
NCLCorp., Ltd. 11.750%, 11/15/16          500                586     Rite Aid Corp. 8.000%, 8/15/20          120            126
Pinnacle Entertainment, Inc.                                         Yankee Acquisition Corp.
  / Pinnacle Foods                                                     Series B, 9.750%, 2/15/17             535            560
  Finance Corp. 8.750%, 5/15/20           200                208                                                    -----------
Pokagon Gaming Authority                                                                                                  2,168
  144A 10.375%,                                                                                                     -----------
  6/15/14 (4)                             117                123     ENERGY--8.1%
QVC, Inc. 144A 7.500%,                                               Alta Mesa Holdings LP/Alta
  10/1/19 (4)                             820                867       Mesa Finance
River Rock Entertainment                                               Services Corp. 144A 9.625%,
Authority (The) 9.750%,                                                10/15/18 (4)                          550            537
  11/1/11                                 250                224     Anadarko Petroleum Corp.
Royal Caribbean Cruises Ltd.                                           6.375%, 9/15/17                       560            610
  6.875%, 12/1/13                       1,250              1,331     Antero Resources Finance
Scientific Games                                                       Corp. 9.375%, 12/1/17                 250            263
International, Inc. 9.250%,                                          Breitburn Energy Partners LP
  6/15/19                                 170                176       144A 8.625%,
Seminole Hard Rock                                                     10/15/20 (4)                          240            242
  Entertainment, Inc. /                                              Carrizo Oil & Gas, Inc. 144A
  Seminole Hard Rock                                                   8.625%, 10/15/18 (4)                  436            451
International LLC 144A                                               Coffeyville Resources Inc.
  2.802%, 3/15/14 (3)(4)                   75                 69       LLC / Coffeyville
Seneca Gaming Corp. 144A                                               Finance, Inc., 144A 10.875%,
  8.250%, 12/1/18 (4)                      70                 71       4/1/17 (4)                            675            729
Toys R US Property Co., LLC                                          Denbury Resources, Inc.
  8.500%, 12/1/17                         600                648       7.500%, 12/15/15                      510            530
TRW Automotive, Inc. 144A                                            Energy Transfer Equity LP
  8.875%, 12/1/17 (4)                     140                157       7.500%, 10/15/20                       75             78
United Rentals North                                                 Energy XXI Gulf Coast, Inc.
America, Inc. 10.875%,                                                 144A 9.250%,
  6/15/16                                 198                227       12/15/17 (4)                          500            521
Universal City Development                                           Expro Finance Luxembourg SCA
  Partners Ltd. /                                                      144A 8.500%,
  Universal City Development                                           12/15/16 (4)                          750            720
  Partners Finance, Inc.                                             Frontier Oil Corp. 6.875%,
  8.875%, 11/15/15                         60                 64       11/15/18                              210            215
                                                                     Gazprom International SA
                                                                       144A 7.201%, 2/1/20 (4)               580            616


                                                                  3


                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                          PAR VALUE        VALUE
                                   -------------    ------------                                       ---------    -----------
ENERGY--(CONTINUED)                                                  FINANCIALS--(CONTINUED)
Gazprom OAO (Gaz Capital SA)                                         Ally Financial, Inc.
  144A 6.212%, 11/22/16(4)         $         935    $        991     (Formerly GMAC LLC) 6.875%,
  144A 8.146%, 4/11/18(4)                    100             116       9/15/11                         $     253    $       261
  144A 6.510%, 3/7/22(4)                     315             321     American General Finance
Helix Energy Solutions                                                 Corp. 5.400%, 12/1/15                 750            595
  Group, Inc. 144A 9.500%,                                           AmSouth Bank N.A. Series AI
  1/15/16 (4)                                200             207       4.850%, 4/1/13                        825            800
Hercules Offshore, Inc. 144A                                         Atlantic Finance Ltd. 144A
  10.500%, 10/15/17 (4)                      640             533       10.750%, 5/27/14 (4)                  450            472
Hilcorp Energy I LP /                                                Banco Bradesco SA 144A
Hilcorp Finance Co. 144A                                               5.900%, 1/16/21 (4)                   750            751
  7.750%, 11/1/15 (4)                        600             623     Banco do Brasil SA 144A
Holly Corp. 9.875%, 6/15/17                   88              96       5.375%, 1/15/21 (4)                   600            588
Lukoil International Finance BV                                      Banco Santander SA
  144A 7.250%, 11/5/19(4)                    525             567       Unipersonal 144A 3.781%,
  144A 6.125%, 11/9/20(4)                    500             501       10/7/15 (4)                           800            752
OPTI Canada, Inc. 7.875%,                                            Banco Votorantim SA 144A
  12/15/14                                   600             427       7.375%, 1/21/20 (4)                   550            580
Petrohawk Energy Corp.                                               Bank of America Corp.
  10.500%, 8/1/14                            475             544       5.420%, 3/15/17                       700            694
Petroleos de Venezuela SA                                            Capital Trust XI 6.625%,
  5.250%, 4/12/17                            950             546       5/23/36(6)                            525            505
Petroleos Mexicanos 6.000%,                                          Barclays Bank plc
  3/5/20                                     270             286       144A 6.050%, 12/4/17(4)               435            446
Petropower I Funding Trust                                             144A 5.926%(2)(3)(4)(6)               600            534
  144A 7.360%, 2/15/14 (4)                   406             411     Blackstone Holdings Finance
Pioneer Drilling Co. 9.875%,                                           Co., LLC 144A
  3/15/18                                    110             117       6.625%, 8/15/19 (4)                   385            396
Precision Drilling Corp.                                             Brandywine Operating
  144A 6.625%, 11/15/20 (4)                  120             122       Partnership LP 7.500%,
Pride International, Inc.                                              5/15/15                               500            547
  8.500%, 6/15/19                            330             375     Bumble Bee Acquisition Corp.
QEP Resources, Inc. 6.875%,                                            144A 9.000%,
  3/1/21                                     480             506       12/15/17 (4)                           75             78
SEACOR Holdings, Inc.                                                Capital One Capital VI
  7.375%, 10/1/19                            600             622       8.875%, 5/15/40 (6)                 1,000          1,041
Swift Energy Co. 8.875%, 1/15/20             500             544     Cemex Finance LLC 144A
Tesoro Corp. 6.500%, 6/1/17                  480             484       9.500%, 12/14/16 (4)                  245            254
Transocean, Inc.                                                     Chubb Corp. 6.375%, 3/29/67(3)          680            709
  6.500%, 11/15/20                           725             770     CIT Group, Inc. 7.000%, 5/1/13          600            613
Series C, 1.500%, 12/15/37                   500             484       Citigroup, Inc.
Venoco, Inc. 11.500%, 10/1/17                600             643       5.000%, 9/15/14                       365            378
Weatherford International                                              4.875%, 5/7/15                        845            863
  Ltd. 9.625%, 3/1/19                        318             408       5.500%, 2/15/17                       255            264
Western Refining, Inc. 144A                                          City National Corp. 5.250%,
  11.250%, 6/15/17 (4)                       600             651       9/15/20                               475            464
                                                    ------------     Discover Bank
                                                          17,407       8.700%, 11/18/19                      250            294
                                                    ------------       7.000%, 4/15/20                       700            753
FINANCIALS--21.2%                                                    DuPont Fabros Technology LP
ABH Financial Ltd. (Alfa                                               8.500%, 12/15/17                      700            752
Markets Ltd.) 144A                                                   Equity One, Inc. 6.250%,
  8.200%, 6/25/12 (4)                        150             160       12/15/14                              375            396
ADCB Finance Cayman Ltd.                                             Fidelity National Financial
  144A 4.750%, 10/8/14 (4)                   560             564       Sevices, Inc. 6.600%,
Agile Property Holdings Ltd.                                           5/15/17                               750            748
  144A 10.000%, 11/14/16 (4)                 240             260     Fifth Third Capital Trust IV
Alfa Invest Ltd. 144A                                                  6.500%, 4/15/67(3)                    800            760
  9.250%, 6/24/13 (4)                        350             379     First Niagara Financial
Allstate Corp. 6.125%,                                                 Group, Inc. 6.750%, 3/19/20           500            521
  5/15/37(3)                                 680             678     First Tennessee Bank N.A.
                                                                       5.050%, 1/15/15                       725            720


                                                                  4


                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                          PAR VALUE       VALUE
                                   -------------    ------------                                       ---------    -----------
FINANCIALS--(CONTINUED)                                              FINANCIALS--(CONTINUED)
First Tennessee Capital I                                            Pinnacle Foods Finance LLC /
Series A, 8.070%, 1/6/27 (6)       $     475        $        476       Pinnacle Foods
Ford Motor Credit Co., LLC                                           Finance Corp. 9.250%, 4/1/15      $     175    $       183
  8.000%, 6/1/14                         400                 441       ProLogis
  8.700%, 10/1/14                        125                 141       7.625%, 8/15/14                       500            564
  6.625%, 8/15/17                        255                 268       6.625%, 5/15/18                       185            196
  8.125%, 1/15/20                        650                 757     Prudential Financial, Inc.
Genworth Financial, Inc.                                               8.875%, 6/15/68(3)                    450            523
  5.750%, 6/15/14                        500                 518     Regions Financial Corp.
  6.515%, 5/22/18                        700                 711       7.750%, 11/10/14                      200            208
Glen Meadow Pass Through                                               5.750%, 6/15/15                       210            206
  Trust 144A 6.505%,                                                 Resona Bank Ltd. 144A 5.850%
  2/12/67 (3)(4)                         770                 645       (2)(3)(4)(6)                          750            749
GMAC LLC                                                             Royal Bank of Scotland Group
  7.250%, 3/2/11                         633                 639       plc (The)
  6.000%, 12/15/11                       633                 652       6.400%, 10/21/19                      370            372
HBOS plc 144A 6.750%,                                                  7.648% (2)(3)                         550            463
  5/21/18 (4)                            115                 108     Royal Bank of Scotland plc (The)
Host Hotels & Resorts LP                                               4.875%, 3/16/15                       285            292
  9.000%, 5/15/17                        125                 139       3.950%, 9/21/15                       205            202
Huntington Bancshares, Inc.                                            5.625%, 8/24/20                       750            746
  7.000%, 12/15/20                       180                 190     Russian Agricultural Bank
ICICI Bank Ltd.                                                        OJSC (RSHB Capital SA)
  144A 5.750%, 11/16/20(4)               450                 448       144A 9.000%, 6/11/14(4)               100            112
  144A 6.375%, 4/30/22(3)(4)             375                 376       144A 6.299%, 5/15/17(4)               380            382
International Lease Finance Corp.                                    SLM Corp.
  4.750%, 1/13/12                        600                 607       5.450%, 4/25/11                       300            303
  5.300%, 5/1/12                         625                 635       5.375%, 5/15/14                       200            201
Jefferies Group, Inc.                                                  8.450%, 6/15/18                     1,050          1,091
  8.500%, 7/15/19                        500                 572     Societe Generale 144A 5.922%
JPMorgan Chase Capital XXVII                                           (2)(3)(4)(7)                          650            574
  Series AA                                                          Sovereign Bank 8.750%,
  7.000%, 11/1/39                        500                 523       5/30/18                               400            436
Kazkommerts Bank                                                     SunTrust Bank 5.400%, 4/1/20            250            248
  International BV                                                     Suntrust Capital Vlll
  RegS 8.500%, 4/16/13(5)                500                 492       6.100%, 12/1/66(3)                    750            686
  RegS 8.000%, 11/3/15(5)                250                 234     TNK-BP Finance S.A. 144A
Landry's Holdings, Inc. 144A                                           7.250%, 2/2/20 (4)                    100            109
  11.500%, 6/1/14 (4)                    275                 271     TNK-BP Finance SA 144A
Lincoln National Corp.                                                 7.500%, 3/13/13 (4)                   325            353
  8.750%, 7/1/19                         300                 375     Unum Group 7.125%, 9/30/16              450            505
  6.050%, 4/20/67(3)                     300                 280     Vnesheconombank Via VEB
Lloyds Banking Group Capital                                           Finance Ltd. 144A
  No.1 plc 144A                                                        6.800%, 11/22/25 (4)                  500            499
  7.875%, 11/1/20 (4)                    600                 546     Webster Financial Corp.
Lloyds TSB Bank plc 144A                                               5.125%, 4/15/14                       205            200
  6.500%, 9/14/20 (4)                    750                 690     Willis North America, Inc.
Macquarie Group Ltd. 144A                                              7.000%, 9/29/19                       500            521
  7.625%, 8/13/19 (4)                    500                 545     Woori Bank 144A 6.125%,
Morgan Stanley                                                         5/3/16 (4)                          1,000          1,013
  5.750%, 10/18/16                       280                 299     Zions Bancorp 7.750%, 9/23/14           225            235
  144A 10.090%, 5/3/17(4)              1,000 BRL             586                                                    -----------
Petroplus Finance Ltd. 144A                                                                                              45,401
  6.750%, 5/1/14 (4)                     535                 495                                                    -----------
                                                                     HEALTH CARE--1.1%
                                                                     Bio-Rad Laboratories, Inc.
                                                                       4.875%, 12/15/20                      390            379
                                                                     Healthsouth Corp. 7.250%,
                                                                       10/1/18                               410            419


                                                                  5

                                               VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                         PAR VALUE       VALUE
                                   -------------    ------------                                    ------------    -----------
HEALTH CARE--(CONTINUED)                                             INFORMATION TECHNOLOGY--(CONTINUED)
Mylan, Inc. 144A 7.625%, 7/15/17                                     SunGard Data Systems, Inc.
  (4)                              $         113    $        121       144A 7.375%, 11/15/18 (4)    $        150    $       152
Omnicare, Inc. 7.750%, 6/1/20                240             249                                                    -----------
Patheon, Inc. 144A 8.625%,                                                                                                3,441
  4/15/17 (4)                                110             110                                                    -----------
Rotech Healthcare, Inc. 144A                                         MATERIALS--5.3%
  10.750%, 10/15/15 (4)                      75              78      ABI Escrow Corp. 144A
Select Medical Corp. 7.625%,                                           10.250%, 10/15/18 (4)                 550            605
  2/1/15                                     425             427     Allegheny Technologies, Inc.
Universal Health Services Escrow                                       9.375%, 6/1/19                        590            689
  Corp. 144A 7.000%, 10/1/18 (4)             140             144     Catalyst Paper Corp. 7.375%,
US Oncology, Inc. 9.125%, 8/15/17            300             371       3/1/14                                750            562
                                                    ------------     Celanese U.S. Holdings LLC
                                                           2,298       144A 6.625%, 10/15/18 (4)              45             47
                                                    ------------     Commercial Metals Co. 7.350%,
INDUSTRIALS--2.9%                                                      8/15/18                               730            743
America West Airlines 00-1G                                          CRH America, Inc. 5.750%,
  8.057%, 1/2/22                             523             553       1/15/21                               750            741
CHC Helicopter SA 144A 9.250%,                                       Edgen Murray Corp. 12.250%,
  10/15/20 (4)                               325             338       1/15/15                               650            569
Continental Airlines, Inc. 98-1A,                                    Georgia-Pacific LLC 144A
  6.648%, 3/15/19                            354             369       7.125%, 1/15/17 (4)                   475            508
DRS Technologies, Inc. 6.625%,                                       Gerdau Holdings, Inc. 144A
  2/1/16                                     500             516       7.000%, 1/20/20 (4)                   250            275
General Cable Corp. 7.125%,                                          Graham Packaging Co., LP/GPC
  4/1/17                                     500             518       Capital Corp I 8.250%,
Global Aviation Holdings, Inc.                                         10/1/18                               140            148
  14.000%, 8/15/13                           800             868     Huntsman International LLC
Liberty Tire Recycling 144A                                            144A 8.625%, 3/15/21 (4)              125            136
  11.000%, 10/1/16 (4)                       170             182     Ineos Group Holdings plc 144A
Marquette Transportation Co. /                                         8.500%, 2/15/16 (4)                 1,550          1,484
  Marquette Transportation                                           Lyondell Chemical Co.
  Finance Corp. 144A 10.875%,                                          11.000%, 5/1/18                       250            284
  1/15/17 (4)                                125             128     Nova Chemicals Corp. 3.568%,
Moog, Inc. 7.250%, 6/15/18                   100             105       11/15/13(3)                         1,000            987
Owens Corning, Inc. 6.500%,                                          Owens-Brockway Glass
  12/1/16                                    595             630       Container, Inc. 7.375%,
PharmaNet Development Group, Inc.                                      5/15/16                               475            507
  144A 10.875%, 4/15/17 (4)                  305             319     Plastipak Holdings, Inc. 144A
Teekay Corp. 8.500%, 1/15/20                 300             328       8.500%, 12/15/15 (4)                  500            518
Thermadyne Holdings Corp. 144A                                       Ryerson, Inc. 12.000%,
  9.000%, 12/15/17 (4)                       500             518       11/1/15                               600            631
Voto-Votorantim Ltd. 144A 6.750%,                                    Severstal Oao Via Steel
   4/5/21 (4)                                750             788       Capital SA 144A 6.700%,
                                                    ------------       10/25/17 (4)                          125            124
                                                           6,160     Solo Cup Co. 8.500%, 2/15/14            375            339
                                                    ------------     Steel Dynamics, Inc. 7.375%,
INFORMATION TECHNOLOGY--1.6%                                           11/1/12                               225            239
Broadridge Financial Solutions,                                      USG Corp. 144A 9.750%,
  Inc. 6.125%, 6/1/17                        525             533       8/1/14 (4)                            100            106
Crown Castle Holdings GS V LLC /                                     Vedanta Resources plc 144A
  Crown Castle GS III Corp. 144A                                       9.500%, 7/18/18 (4)                   375            412
  7.750%, 5/1/17 (4)                         400             437     Verso Paper Holdings LLC /
Freescale Semiconductor, Inc.                                          Verso Paper, Inc. Series B,
  10.125%, 12/15/16                          350             370       11.375%, 8/1/16                       750            756
Jabil Circuit, Inc. 8.250%,                                                                                         -----------
  3/15/18                                    600             682                                                         11,410
Seagate HDD Cayman 144A 7.750%,                                                                                     -----------
  12/15/18 (4)                               600             611     TELECOMMUNICATION SERVICES--2.4%
Sorenson Communications, Inc.                                        Axtel SAB de C.V. 144A
  144A 10.500%, 2/1/15 (4)                   500             308       9.000%, 9/22/19 (4)                   200            191
Spansion LLC 144A 7.875%,                                            Cincinnati Bell, Inc. 8.250%,
  11/15/17 (4)                               350             348       10/15/17                              180            179
                                                                     Clearwire Communications LLC
                                                                       / Clearwire Finance, Inc.
                                                                       144A 12.000%, 12/1/15(4)              100            108
                                                                       144A 12.000%, 12/1/15(4)              100            109


                                                                 6

                                               VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                         PAR VALUE        VALUE
                                   -------------    ------------                                    ------------    -----------
TELECOMMUNICATION SERVICES--(CONTINUED)                              CONSUMER DISCRETIONARY--(CONTINUED)
Frontier Communications Corp.                                        Caesars Entertainment
  7.875%, 4/15/15                  $         325    $        357       Operating Co., Inc.
  8.125%, 10/1/18                            275             303     Tranche B-2, 3.288%, 1/28/15   $        346    $       314
ITC DeltaCom, Inc. 10.500%,                                          Tranche B-4, 9.500%, 10/31/16           213            225
  4/1/16                                     400             437     Cengage Learning
Nextel Communications, Inc.                                            Acquisitions, Inc. Tranche,
Series E 6.875%, 10/31/13                    175             176       2.550%, 7/3/14                        786            743
Series D 7.375%, 8/1/15                      650             654     Charter Communications
Qwest Corp.                                                            Operating LLC Tranche
  8.375%, 5/1/16                             200             237       B-1, 2.270%, 3/6/14                    66             66
  6.500%, 6/1/17                             215             233     Clear Channel Communications,
Telemar Norte Leste SA 144A                                            Inc. Tranche B, 3.911%,
  5.500%, 10/23/20 (4)                       305             294       1/29/16                               250            218
Virgin Media Finance plc                                             DineEquity, Inc. Tranche,
  Series 1, 9.500%, 8/15/16                  410             465       6.000%, 10/19/17                      169            172
West Corp.                                                           Dunkin Brands, Inc. Tranche
  144A 8.625%, 10/1/18(4)                    150             160       B, 5.750%, 11/23/17                   406            412
  144A 7.875%, 1/15/19(4)                    480             490     FIilmyard Holdings LLC
Wind Acquisition Finance SA 144A                                       Tranche, 7.750%, 6/22/16              185            187
  11.750%, 7/15/17 (4)                       350             396     Focus Brands, Inc. Tranche,
Windstream Corp. 7.000%, 3/15/19             250             248       7.250%, 11/5/16                       184            186
                                                    ------------     Gateway Casinos &
                                                           5,037       Entertainment Ltd. Tranche
                                                    ------------       B, 6.500%, 11/2/15                    323 CAD        327
UTILITIES--0.4%                                                      Getty Images, Inc. Tranche,
Centrais Eletricas Brasileiras SA                                      5.250%, 11/7/16                       329            332
  144A 6.875%, 7/30/19 (4)                   100             113     Guitar Center, Inc. Tranche,
Israel Electric Corp., Ltd. 144A                                       3.770%, 10/9/14                       250            234
  7.250%, 1/15/19 (4)                        200             220     HHI Group Holdings LLC
Midwest Generation LLC Series B                                        Tranche, 10.500%, 3/30/15             193            196
  8.560%, 1/2/16                             101             102     Intelsat Jackson Holding Ltd.
Suburban Propane Partners LP /                                         Tranche, 3.290%, 2/1/14               575            548
  Suburban Energy Finance Corp.                                      Inventiv Health, Inc. Tranche
  7.375%, 3/15/20                            180             193       B, 6.500%, 8/4/16                     299            301
Texas Competitive Electric                                           Landry's Restaurant, Inc.
  Holdings Co. LLC Series A                                            Tranche, 6.850%, 11/30/13             174            175
  10.250%, 11/1/15                           200             114     Las Vegas Sands LLC
                                                    ------------     Tranche B, 3.030%, 11/23/16             297            286
                                                             742     Tranche DD-I, 3.030%,
----------------------------------------------------------------       11/23/16                               60             58
TOTAL CORPORATE BONDS                                                Metaldyne LLC Tranche,
(IDENTIFIED COST $102,710)                               108,426       7.750%, 10/22/16                      424            428
----------------------------------------------------------------     Michaels Stores, Inc. Tranche
LOAN AGREEMENTS(3)--17.0%                                              B-2, 4.813%, 7/31/16                  535            536
CONSUMER DISCRETIONARY--5.3%                                         Nielsen Finance LLC Tranche
Advantage Sales & Marketing, Inc.                                      B, 4.014%, 5/1/16                     205            205
  Tranche, 9.250%, 6/18/18                   385             388     Ozburn-Hessey Holding Co.,
AMF Bowling Worldwide, Inc.                                            LLC Tranche, 7.500%, 4/8/16           397            402
  Tranche B, 2.763%, 6/7/13                  469             420     Sidera Networks, Inc.
Atrium Cos., Inc. Tranche,                                             Tranche, 6.500%, 8/26/16              537            537
  7.000%, 4/30/16                            498             484     Sinclair Television Group,
Bourland & Leverich Supply Co.                                         Inc. Tranche B, 5.500%,
  LLC Tranche, 11.000%, 8/19/15              365             375       10/29/15                              164            166
                                                                     Sports Authority, Inc. (The)
                                                                       Tranche B, 7.500%, 11/16/17           325            326
                                                                     Transtar Industries, Inc.
                                                                       Tranche, 10.750%, 12/21/17            275            272
                                                                     United Components, Inc.
                                                                       Tranche, 6.250%, 3/23/17              224            227


                                                                  7


                                               VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                         PAR VALUE        VALUE
                                   -------------    ------------                                    ------------    -----------
CONSUMER DISCRETIONARY--(CONTINUED)                                  HEALTH CARE--(CONTINUED)
Universal City Development                                           RehabCare Group, Inc. Tranche
  Partners Ltd. Tranche, 5.500%,                                       B, 6.000%, 11/24/15          $        184    $       186
  11/6/14                          $          74    $         75     Res-Care, Inc. Tranche B,
Univision Communications, Inc.                                         6.250%, 12/22/16                      350            345
  Tranche, 4.511%, 3/31/17                   957             912     Select Medical Corp. Tranche
Visant Corp. Tranche B, 7.000%,                                        B-1, 4.034%, 8/22/14                  207            208
  12/22/16                                   110             111     Sheridan Healthcare, Inc.
Vision Solutions, Inc. Tranche,                                        Tranche B, 4.053%, 6/15/14            100             98
  7.750%, 7/23/16                            481             479     Smile Brands, Inc. Tranche B,
                                                    ------------       7.000%, 12/7/17                       375            373
                                                          11,323     Warner Chilcott Co., LLC
                                                    ------------       (WC Luxco S.A.R.L.)
CONSUMER STAPLES--0.7%                                                 Tranche B-3, 6.500%,
Revlon Consumer Products Corp.                                         2/22/16                                32             32
  Tranche, 6.000%, 3/11/15                   700             704                                                    -----------
Reynolds Group Holdings Ltd.                                                                                              2,598
  Tranche, 6.250%, 5/5/16                    198             199                                                    -----------
  Tranche, 6.750%, 5/5/16                    196             198     INDUSTRIALS--2.4%
Spectrum Brands, Inc. Tranche,                                       Alliance Laundry Holdings,
  8.000%, 6/16/16                            302             309       Inc. Tranche, 6.250%,
Viking Acquisition, Inc. Tranche,                                      9/30/16                               636            645
  6.000%, 11/5/16                             55              55     Brickman Group Holdings, Inc.
                                                    ------------       Tranche B, 7.250%, 10/14/16           280            284
                                                           1,465     Ceridian Corp. Tranche,
                                                    ------------       3.271%, 11/9/14                       937            894
ENERGY--0.3%                                                         CHG Healthcare Services, Inc.
Big West Oil LLC Tranche, 7.000%,                                      Tranche, 7.250%, 10/7/16              469            472
  3/31/16                                    220             223     Goodman Global, Inc. Tranche,
Hercules Offshore LLC Tranche,                                         9.000%, 10/30/17                      200            207
  6.000%, 7/11/13                            293             275     Harland Clarke Holdings Corp.
Venoco, Inc. Tranche, 4.313%,                                          Tranche B, 2.803%, 6/30/14            984            893
  5/7/14                                     206             199     Hawker Beechcraft Aquistion
                                                    ------------       Co., LLC Tranche, 2.261%,
                                                             697       3/26/14                               559            492
                                                    ------------     Letter of Credit, 2.303%,
FINANCIALS--1.1%                                                       3/26/14                                34             29
AGFS Funding Co. Tranche, 7.250%,                                    Holdings Gaming Borrower LP
  4/21/15                                    420             427       Tranche B-1, 12.000%,
Agile Property Holdings Ltd.                                           6/30/15                               159            166
  Tranche, 3.011%, 1/25/13                   315             287     Interactive Data Corp.
Asurion Corp. Tranche B-2,                                             Tranche, 6.750%, 1/29/17              199            202
  6.750%, 3/31/15                            400             402     Protection One, Inc. Tranche,
CNO Financial Group, Inc.                                              6.000%, 6/4/16                        221            222
  Tranche, 7.500%, 9/30/16                   250             252     TransUnion LLC Tranche,
Fifth Third Processing Solutions                                       6.750%, 6/15/17                       328            334
  LLC Tranche, 8.250%, 11/3/17               550             562     Vertrue, Inc./ Velo
Synatech Holdings, Inc. Tranche,                                       Acquisition, Inc. Tranche,
  2.270%, 4/2/14                             448             404       3.310%, 8/16/14                       196            168
                                                    ------------     Zuffa LLC Tranche, 7.500%,
                                                           2,334       6/19/15                               210            216
                                                    ------------                                                    -----------
HEALTH CARE--1.2%                                                                                                         5,224
Ardent Health Services LLC                                                                                          -----------
  Tranche, 6.500%, 9/15/15                   496             497     INFORMATION TECHNOLOGY--3.1%
Aveta, Inc. Tranche, 8.500%,                                         Airvana Network Solutions,
  4/14/15                                    245             243       Inc. Tranche, 11.000%,
Medical Card Systems, Inc.                                             8/27/14                               394            396
  Tranche, 12.000%, 9/17/15                  370             373     Applied Systems, Inc.
MMM Holdings, Inc. Tranche,                                            Tranche, 9.250%, 6/8/17               333            334
  8.500%, 4/14/15                            245             243     Avaya, Inc. Tranche B-1,
                                                                       3.034%, 10/24/14                      738            702
                                                                     Data Device Corp. Tranche,
                                                                       7.583%, 12/6/16                       360            357
                                                                     Dresser, Inc. Tranche,
                                                                       6.034%, 5/4/15                        834            835


                                                                 8

                                               VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE          VALUE                                         PAR VALUE        VALUE
                                   -------------    ------------                                    ------------    -----------
INFORMATION TECHNOLOGY--(CONTINUED)                                  TELECOMMUNICATION SERVICES--(CONTINUED)
DynCorp International LLC                                            U.S. TelePacific Corp.
  Tranche, 6.250%, 7/7/16          $         389    $        393       Tranche, 9.250%, 8/17/15     $        596    $       602
Fibertech Networks LLC Tranche,                                      Vonage Holdings Corp.
  6.750%, 11/30/16                           166             169       Tranche, 9.750%, 12/14/15             300            300
First Data Corp.                                                                                                    -----------
  Tranche B-3, 3.011%, 9/24/14               598             554                                                          2,361
  Tranche B-1, 3.011%, 9/24/14               375             347                                                    -----------
Freescale Semiconductor, Inc.                                        UTILITIES--0.6%
  Tranche, 4.508%, 12/1/16                   393             381     New Development Holdings LLC
Infor Enterprise Solutions                                             Tranche, 7.000%, 7/3/17               454            463
  Holdings, Inc.                                                     NRG Energy, Inc.
  Tranche DD, 6.511%, 3/2/14                 174             132       Tranche, 2.053%, 2/1/13                26             26
  Tranche, 6.511%, 3/2/14                    301             228       Letter of Credit 2.053%,
Presidio, Inc. Tranche, 6.020%,                                        2/1/13                                437            434
  12/16/15                                   440             431     Texas Competitive Electric
Reynolds & Reynolds Co. (The)                                          Holdings Co., LLC
  Tranche, 5.250%, 4/21/17                   129             130       Tranche B-3, 3.764%,
SonicWALL, Inc. Tranche, 8.250%,                                         10/10/14                            136            105
  1/23/16                                    449             452       Tranche B-2, 3.764%,
Spansion LLC Tranche, 6.500%,                                            10/10/14                            256            199
  2/9/15                                     301             306                                                    -----------
Springboard Finance LLC Tranche,                                                                                          1,227
  7.000%, 2/23/15                            207             208     ----------------------------------------------------------
Transaction Network Services,                                        TOTAL LOAN AGREEMENTS
  Inc. Tranche, 6.000%, 11/18/15             222             224     (IDENTIFIED COST $35,077)                           36,278
                                                    ------------     ----------------------------------------------------------
                                                           6,579                                       SHARES          VALUE
                                                    ------------                                    ------------    -----------
MATERIALS--1.2%                                                      PREFERRED STOCK--1.5%
Anchor Glass Container Corp.                                         FINANCIALS--1.5%
  Tranche, 10.000%, 9/2/16                   760             760     Ally Financial, Inc. 144A
AZ Chem U.S., Inc. Tranche,                                            7.00%(4)                              321            303
  6.750%, 11/21/16                           439             445     Banco Bilbao Vizcaya
General Chemical Corp. Tranche B,                                      Argentaria S.A.
  6.750%, 10/6/15                            344             349       International Preferred
Hoffmaster Group, Inc. Tranche,                                        S.A. Unipersonal 5.92%(3)             675            513
  7.000%, 6/2/16                             393             389     Banco do Brasil SA 144A
New Sunward Holding BV Tranche B,                                      8.50%(3)(4)                           600            691
  4.760%, 2/14/14                            332             309     Bank of America Corp.
Smurfit-Stone Container                                                8.00%(3)                              375            378
  Enterprise Tranche, 6.750%,                                        Citigroup Capital XIII
  7/15/16                                    214             218       7.875%, 10/30/40(3)                10,650            287
                                                    ------------     FNMA 8.250%                              38             21
                                                           2,470     JPMorgan Chase & Co. Series 1
                                                    ------------       7.90%(3)                              247            262
TELECOMMUNICATION SERVICES--1.1%                                     PNC Financial Services Group,
Knology, Inc. Tranche B, 5.500%,                                       Inc. 8.25%(3)                         350            373
  10/17/16                                   325             327     UOB Cayman Ltd. 144A
Level 3 Communications, Inc.                                           5.80%(3)(4)                           500            512
  Tranche A, 2.539%, 3/13/14                 525             498     ----------------------------------------------------------
  Tranche B, 11.500%, 3/13/14                130             141     TOTAL PREFERRED STOCK
Securus Technologies, Inc.                                           (IDENTIFIED COST $3,643)                             3,340
  Tranche, 8.000%, 10/31/14                  486             493     ----------------------------------------------------------
                                                                     COMMON STOCKS--0.0%
                                                                     CONSUMER DISCRETIONARY--0.0%
                                                                     Mark IV Industries                      117              6
                                                                     ----------------------------------------------------------
                                                                     TOTAL COMMON STOCKS
                                                                     (IDENTIFIED COST $1)                                     6
                                                                     ----------------------------------------------------------


                                                                 9

                                               VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES           VALUE        ZAR  South Africa Rand
                                   -------------    ------------
EXCHANGE-TRADED FUNDS--0.1%
iShares FTSE/Xinhua China 25
  Index Fund                               6,436    $        277
----------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $282)                                       277
----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $197,493)                               210,246
----------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.0%
MONEY MARKET MUTUAL FUNDS--1.0%
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares (seven-day
  effective yield 0.170%)              2,038,157           2,038
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,038)                                   2,038
----------------------------------------------------------------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $199,531)                               212,284(1)
Other Assets and Liabilities--0.7%                         1,426
                                                    ------------
NET ASSETS--100.0%                                  $    213,710
                                                    ============


ABBREVIATIONS:
FNMA Federal National Mortgage Association ("Fannie Mae").
PIK  Payment-in-Kind Security

FOOTNOTE LEGEND:

(1)   Federal Income Tax Information : For tax information at
      December 31, 2010, see Note 3 Federal Income Tax
      Information in the Notes to Schedules of Investments.
(2)   No contractual maturity date.
(3) Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2010.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities amounted to a value of $46,792 or 21.9% of net assets.
(5) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)   Interest may be deferred.
(7) Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.

FOREIGN CURRENCIES:
AUD  Australian Dollar
BRL  Brazil Real
CAD  Canadian Dollar
COP  Colombian Peso
IDR  Indonesian Rupiah
KRW  Korean Won
NOK  Norwegian Krone
NZD  New Zealand Dollar
PLZ  Polish Zloty
SEK  Swedish Krona
TRY  New Turkish Lira


                                                                 10

                                                VIRTUS MULTI-SECTOR FIXED INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
----------------------------------------------------------------
United States (includes short-term investments)              73%
Brazil                                                        3
United Kingdom                                                3
Australia                                                     2
Canada                                                        2
Russia                                                        2
Venezuela                                                     2
Other                                                        13
----------------------------------------------------------------
Total                                                       100%
----------------------------------------------------------------

+ % of total investments as of December 31, 2010


                                                                 11

Virtus Multi-Sector Fixed Income Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

------------------------------------------------------------------------------------------------------------------------
                                                                                                LEVEL 2        LEVEL 3
                                                             TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                                              DECEMBER 31,       LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                                                  2010        QUOTED PRICES      INPUTS        INPUTS
------------------------------------------------------------------------------------------------------------------------
Debt Securities:
   Asset-Backed Securities                                   $        3,029   $          --   $     3,029   $         --
   Corporate Bonds                                                  108,426              --       108,426             --
   Foreign Government Securities                                     25,354              --        25,354             --
   Loan Agreements                                                   36,278              --        35,991            287
   Mortgage-Backed Securities                                        32,070              --        32,070             --
   Municipal Bonds                                                    1,466              --         1,466             --
Equity Securities:
   Common Stocks                                                          6              --            --              6
   Exchange-Traded Funds                                                277             277            --             --
   Preferred Stock                                                    3,340              --         3,340             --
   Short-Term Investments                                             2,038           2,038            --             --
------------------------------------------------------------------------------------------------------------------------
Total Investments                                            $      212,284   $       2,315   $   209,676   $        293
------------------------------------------------------------------------------------------------------------------------

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                         Loan      Common
INVESTMENTS IN SECURITIES                                    TOTAL    Agreements   Stocks
                                                             ------   ----------   ------
BALANCE AS OF SEPTEMBER 30, 2010:                            $ 294      $ 290       $  4
Accrued Discount/(Premium)                                       2          2         --
Realized Gain (Loss)                                            --         --         --
Change in Unrealized Appreciation (Depreciation)                (3)        (5)         2
Net Purchases/(Sales) (b)                                       --         --         --
Transfers In and/or Out of Level 3 (a)                          --         --         --
                                                             -----      -----       ----
BALANCE AS OF DECEMBER 31, 2010                              $ 293      $ 287       $  6
                                                             =====      =====       ====

(a) "Transfers in and/or out" represent the ending value as of December 31. 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                      SCHEDULE OF INVESTMENTS
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                    ------------     ---------                                        ------------     ---------
MUNICIPAL BONDS--0.3%                                               3.875%, 7/16/15                   $      1,950     $   1,982
                                                                  Republic of South Africa Series
CONNECTICUT--0.0%                                                   R-201, 8.750%, 12/21/14                 55,865ZAR      8,940
Mashantucket Western Pequot                                       Republic of Turkey
  Tribe Taxable Series A, 144A                                      0.000%, 2/2/11                          22,335TRY     14,389
  (NATL Insured) 6.910%,                                            0.000%, 4/25/12                         13,190TRY      7,828
  9/1/12(4)                         $      1,715     $   1,389    Republic of Ukraine RegS 6.580%,
                                                     ---------      11/21/16 (5)                             2,400         2,413
KENTUCKY--0.2%                                                    Russian Federation RegS 7.500%,
State of Kentucky General Fund                                      3/31/30 (3)(5)                           1,790         2,072
  Taxable 3.165%, 4/1/18                   7,100         6,818    --------------------------------------------------------------
                                                     ---------    TOTAL FOREIGN GOVERNMENT
VIRGINIA--0.1%                                                      SECURITIES
Tobacco Settlement Financing Corp.                                (IDENTIFIED COST $332,687)                             358,077
  Taxable Series 07-A1, 6.706%,                                   --------------------------------------------------------------
  6/1/46                                   4,850         3,032
                                                     ---------    MORTGAGE-BACKED SECURITIES--29.4%
--------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                             AGENCY--1.2%
(IDENTIFIED COST $13,279)                               11,239    FHLMC 6.000%, 8/1/34                       1,226         1,341
--------------------------------------------------------------    FNMA
                                                                    5.500%, 1/1/17                             354           382
FOREIGN GOVERNMENT SECURITIES--10.5%                                6.000%, 5/1/17                             109           119
                                                                    5.500%, 8/1/17                              80            87
Bolivarian Republic of Venezuela                                    4.500%, 4/1/18                             642           680
  10.750%, 9/19/13                         4,920         4,760      5.000%, 10/1/19                          1,559         1,668
  8.500%, 10/8/14                         17,860        15,181      5.500%, 2/1/20                             713           769
  RegS 5.750%, 2/26/16 (5)                13,405         9,518      5.500%, 3/1/20                             470           507
  RegS 7.000%, 12/1/18 (5)                 3,230         2,148      5.500%, 3/1/20                             193           209
Commonwealth of Australia Series                                    5.500%, 3/1/20                             738           796
  123, 5.750%, 4/15/12                    50,302AUD     51,952      5.500%, 3/1/20                           1,286         1,387
Commonwealth of Canada 2.000%,                                      5.500%, 4/1/20                           1,008         1,087
  9/1/12                                  40,006CAD     40,492      5.000%, 6/1/20                           2,703         2,889
Commonwealth of New Zealand                                         6.000%, 12/1/32                            179           197
  Series 1111, 6.000%, 11/15/11           54,132NZD     43,120      5.500%, 2/1/33                             442           476
Federative Republic of Brazil                                       5.500%, 5/1/34                           1,714         1,845
  12.500%, 1/5/16                         44,484BRL     31,166      6.000%, 8/1/34                           1,159         1,277
  10.250%, 1/10/28                         4,275BRL      2,687      6.000%, 10/1/34                            637           698
Kingdom of Norway Series 469,                                       6.000%, 10/1/34                          1,126         1,235
  6.000%, 5/16/11                        159,065NOK     27,624      5.500%, 11/1/34                          1,737         1,870
Kingdom of Sweden Series 1045,                                      5.500%, 11/1/34                          1,534         1,651
  5.250%, 3/15/11                         80,825SEK     12,106      6.000%, 11/1/34                          1,465         1,607
Republic of Argentina Series GDP                                    5.500%, 12/1/34                            946         1,018
  0.000%, 12/15/35 (3)                    44,890         7,025      5.500%, 1/1/35                           2,299         2,475
Republic of Argentina (The) PIK                                     6.000%, 1/1/37                           2,119         2,310
  Interest Capitalization 8.280%,                                   6.000%, 1/1/37                           1,387         1,511
  12/31/33                                18,259        17,026      5.500%, 7/1/37                              11            12
Republic of Colombia 12.000%,                                       6.000%, 7/1/37                             558           607
  10/22/15                             9,935,000COP      6,919      6.000%, 12/1/37                          2,706         2,944
Republic of Indonesia                                               6.000%, 4/1/38                           1,949         2,121
  Series FR-23, 11.000%, 12/15/12     26,600,000IDR      3,227
  Series FR-30, 10.750%, 5/15/16      40,550,000IDR      5,247
Republic of Korea Series 1112,
  4.750%, 12/10/11                    23,141,000KRW     20,730
Republic of Lithuania 144A 6.750%,
  1/15/15 (4)                              4,000         4,320
Republic of Poland
  Series 0414, 5.750%, 4/25/14            44,145PLZ     15,205


                                                                 1

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                SCHEDULE OF INVESTMENTSCONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                    ------------     ---------                                        ------------     ---------
AGENCY--(CONTINUED)                                               NON-AGENCY--(CONTINUED)
  5.500%, 9/1/38                    $      1,933     $   2,069    Citicorp Mortgage Securities, Inc.
  5.500%, 12/1/38                          2,161         2,313      03-11, 2A10 5.500%, 12/25/33      $     13,727     $  13,858
GNMA                                                                04-4, A6 5.500%, 6/25/34                14,284        14,520
  6.500%, 7/15/31                             30            34    Citigroup/Deutsche Bank Commercial
  6.500%, 8/15/31                             71            81      Mortgage Trust
  6.500%, 11/15/31                            60            68      05-CD1, A4 5.222%, 7/15/44(3)            5,000         5,381
  6.500%, 2/15/32                             27            30      05-CD1, AM 5.222%, 7/15/44(3)            6,410         6,557
  6.500%, 4/15/32                            107           122      07-CD4, A4 5.322%, 12/11/49              6,465         6,701
  6.500%, 4/15/32                             98           111
                                                     ---------    Commercial Mortgage Pass Through
                                                        40,603      Certificates
                                                     ---------      01-J2A, A2 144A 6.096%, 7/16/34
NON-AGENCY--28.2%                                                   (4)                                      7,000         7,050
American General Mortgage Loan                                    Countrywide Home Loan Mortgage
  Trust                                                             Pass Through Trust
  06-1, A2 144A 5.750%,                                             02-35, 1A2 5.000%, 2/25/18               7,880         7,862
  12/25/35(4)                                870           871      04-9, A6 5.250%, 6/25/34                 3,821         3,894
  09-1, A6 144A 5.750%,                                           Credit Suisse First Boston
  9/25/48(4)                              11,850        12,305      Mortgage Securities Corp.
  10-1A, A1 144A 5.150%, 3/25/58                                    04-8, 7A1 6.000%, 12/25/34              14,513        14,381
  (4)                                     15,205        15,801      03-CPN1, C 4.763%, 3/15/35               7,964         7,970
American Tower Trust 07-1A, C 144A                                  02-CKS4, B 5.333%, 11/15/36              5,000         5,175
  5.615%, 4/15/37(4)                       3,685         3,890      02-CKS4, C 5.394%, 11/15/36              5,000         5,105
Americold LLC Trust 10-ARTA, A1                                     04-C5, A3 4.499%, 11/15/37               3,560         3,613
  144A 3.847%, 1/14/29(4)                 14,300        14,326    Credit Suisse Mortgage Capital
Banc of America Alternative Loan                                    Certificates
  Trust 03-10, 2A1 6.000%,                                          06-C1, A3 5.539%, 2/15/39(3)             9,977        10,523
  12/25/33                                 7,441         7,727      06-C1, AM 5.539%, 2/15/39(3)             4,745         4,806
Banc of America Commercial                                        Entertainment Properties Trust
  Mortgage, Inc.                                                    03-EPR, A2 144A
  05-6, AM 5.196%,                                                  5.244%, 2/15/18(4)                       7,854         8,244
  9/10/47(3)                               1,630         1,675    Extended Stay America Trust
  07-1, AMFX 5.482%, 1/15/49               8,700         8,502      10-ESHA, A 144A 2.951%, 11/5/27
Banc of America Funding Corp.                                       (4)                                      5,990         5,892
  06-5, 4A4 6.000%, 9/25/36                9,085         8,948      10-ESHA, D 144A 5.498%, 11/5/27
Banc of America Mortgage                                            (4)                                      9,310         9,166
  Securities, Inc. 05-1, 1A22                                     First Union National Bank
  5.250%, 2/25/35                          6,750         6,739      Commercial Mortgage
Bear Stearns Commercial Mortgage                                    01-C3, F 144A 7.201%, 8/15/33(4)         3,000         3,054
  Securities, Inc.                                                  01-C3, G 144A 7.299%, 8/15/33(4)        10,282        10,445
  06-PW12, A4 5.722%, 9/11/38(3)          10,025        10,938    GE Capital Commercial Mortgage
  06-PW12, AM 5.761%, 9/11/38(3)           8,600         8,938      Corp.
  06-PW14, A4 5.201%, 12/11/38             7,400         7,816      03-C1, C 4.975%, 1/10/38                 4,332         4,515
  06-PW14, AM 5.243%, 12/11/38            10,000        10,085      04-C3, A4 5.189%, 7/10/39               13,500        14,342
  05-PW10, A4 5.405%, 12/11/40            13,270        14,178    GMAC Commercial Mortgage
  04-PWR3, A4 4.715%, 2/11/41              6,500         6,858      Securities, Inc.
  05-PWR8, A4 4.674%, 6/11/41              7,100         7,449      03-C1, D 4.283%, 5/10/36                10,000         9,912
  04-PWR5, A5 4.978%, 7/11/42              3,925         4,190      04-C2, A3 5.134%, 8/10/38                1,200         1,268
  07-T28, A4 5.742%, 9/11/42               3,360         3,637      04-C2, A4 5.301%, 8/10/38                8,178         8,705
  07-PW18, A4 5.700%, 6/13/50              6,500         6,773      04-C3, A4 4.547%, 12/10/41               4,820         4,887
Chase Mortgage Finance Corp.                                      Goldman Sachs Mortgage Securities
  05-S1, A10 5.500%, 5/25/35               7,555         7,766      Corp. II
                                                                    07-EOP, G 144A 0.786%, 3/6/20
                                                                    (3)(4)                                   5,840         5,287
                                                                    07-EOP, H 144A 0.916%, 3/6/20
                                                                    (3)(4)                                   1,850         1,659

                                                                 2

                                            VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                               SCHEDULE OF INVESTMENTS (CONTINUED)
                                                  DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                    ------------     ---------                                        ------------     ---------
NON-AGENCY--(CONTINUED)                                           NON-AGENCY--(CONTINUED)
  04-GG2, A4 4.964%, 8/10/38        $      6,900     $   7,154    MASTR Alternative Loans Trust
  07-GG10, A4 5.807%, 8/10/45(3)          10,550        11,029      04-7, 4A1
Greenwich Capital Commercial                                        4.500%, 7/25/19                   $     13,328     $  13,556
  Funding Corp. 04-                                               Merrill Lynch Floating Trust
  GG1, A7 5.317%, 6/10/36                  7,950         8,575      08-LAQA, A1 144A
GSR Mortgage Loan Trust                                             0.802%, 7/9/21(3)(4)                    14,897        14,382
  04-6F, 1A1 5.000%, 5/25/34               5,411         5,514    Merrill Lynch Mortgage Investors,
  05-5F, 2A8 5.500%, 6/25/35               9,820         9,917      Inc.
  05-AR6, 3A1 2.820%, 9/25/35(3)           8,419         7,696      98-C1, B 6.750%, 11/15/26               10,000        10,648
Heller Financial Commercial                                         06-3, 2A1 6.025%, 10/25/36(3)            2,795         2,571
  Mortgage Asset 00-                                              Merrill Lynch Mortgage Trust
  PH1, G 144A 6.750%, 1/17/34(4)           2,925         2,930      06-C1, AM 5.656%, 5/12/39(3)             7,520         7,708
JPMorgan Chase Commercial Mortgage                                  04-KEY2, A3 4.615%, 8/12/39             12,250        12,706
  Securities Corp.                                                Merrill Lynch-Countrywide
  04-C1, A3 4.719%, 1/15/38                5,565         5,857      Commercial Mortgage Trust
  05-LDP2, AM 4.780%, 7/15/42              8,380         8,469      06-3, A4 5.414%, 7/12/46                 4,700         4,954
  06-CB17, AM 5.464%, 12/12/43             8,825         8,671      06-4, A3 5.172%, 12/12/49                9,500         9,833
  05-LDP5, AM 5.245%, 12/15/44(3)         10,822        11,160    Morgan Stanley Capital I
  06-LDP7, A4 5.872%, 4/15/45(3)           9,997        10,933      04-IQ7, C 5.400%, 6/15/38(3)             6,654         6,041
  06-LDP7, AM 5.872%, 4/15/45(3)          11,125        11,537      06-T23, A4 5.808%, 8/12/41(3)           11,115        12,204
  06-LDP9, A3 5.336%, 5/15/47             12,175        12,636      06-T23, AM 5.808%, 8/12/41(3)           10,000        10,306
  07-LD12, A4 5.882%, 2/15/51              8,029         8,501      06-IQ12, A4 5.332%, 12/15/43            14,500        15,362
JPMorgan Chase Commercial Mortgage                                  07-IQ14, A4 5.692%, 4/15/49              9,720        10,074
  Securities Trust 09-IWST, A1                                    Morgan Stanley Mortgage Loan
  144A 4.314%, 12/5/27(4)                  9,223         9,679      Trust
JPMorgan Mortgage Trust                                             04-2AR, 3A 2.477%, 2/25/34(3)            3,881         3,932
  03-A2, 3A1 2.190%, 11/25/33(3)          15,622        15,537      04-2AR, 4A 4.754%, 2/25/34(3)           10,007        10,239
  05-A1, 4A1 4.779%, 2/25/35(3)            4,914         4,935      05-5AR, 4A1 5.417%, 9/25/35(3)           1,712         1,231
  05-A4, 3A1 5.159%, 7/25/35(3)            8,632         8,279    Prudential Commercial Mortgage
  06-A1, B1 4.586%, 2/25/36(3)             7,601           522      Trust 03-PWR1,
Lehman Brothers - UBS Commercial                                    D 144A 4.775%, 2/11/36(4)                4,950         4,834
  Mortgage Trust                                                  RAAC 05-SP1, 2A2 5.250%, 9/25/34           4,624         4,714
  01-C3, A2 6.365%, 12/15/28               6,455         6,535     Residential Accredit Loans, Inc.
  04-C7, A6 4.786%, 10/15/29              10,536        11,043      03-QS6, A4
  01-C2, C 6.975%, 9/15/34                 6,500         6,558      4.250%, 3/25/33                          9,099         9,280
  06-C3, AM 5.712%, 3/15/39                  960           972    Residential Asset Mortgage
  06-C6, A4 5.372%, 9/15/39               11,830        12,657      Products, Inc. 04-SL1,
  06-06, AM 5.413%, 9/15/39               10,000        10,130      A8 6.500%, 11/25/31                      7,183         7,174
  07-C2, A2 5.303%, 2/15/40               10,077        10,358    Residential Asset Securitization
  07-C2, A3 5.430%, 2/15/40                6,830         7,043      Trust 04-A4, A5
  05-C3, AM 4.794%, 7/15/40                7,460         7,606      5.500%, 8/25/34                          4,067         4,051
  07-C6, A2 5.845%, 7/15/40               11,050        11,471    Residential Funding Mortgage
  07-C6, A4 5.858%, 7/15/40                4,950         5,201      Securities I, Inc.
  07-C7, A3 5.866%, 9/15/45               10,300        10,838      06-S12, 1A1 5.500%, 12/25/21             4,810         4,980
                                                                    06-S4, A2 6.000%, 4/25/36                3,594         3,555
                                                                  Salomon Brothers Mortgage
                                                                    Securities VII, Inc.
                                                                    01-C1, C 6.729%, 12/18/35                2,189         2,206
                                                                    01-C1, D 6.831%, 12/18/35                3,290         3,309
                                                                  Structured Asset Securities Corp.
                                                                    03-21, 2A2
                                                                    5.250%, 8/25/33                          5,483         5,608
                                                                  Timberstar Trust 06-1A, A 144A
                                                                    5.668%, 10/15/36(4)                      2,240         2,394


                                                               3


                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                    ------------     ----------                                       ------------     ---------
NON-AGENCY--(CONTINUED)                                             10-1, B 3.720%, 11/17/14          $      9,825     $  10,136
Wachovia Bank Commercial Mortgage                                   10-1, C 5.190%, 8/17/15                  3,925         4,151
  Trust                                                           Ameriquest Mortgage Securities,
  04-C12, A2 5.001%, 7/15/41        $      5,076     $    5,118     Inc. 03-10, AF6
  04-C12, A4 5.305%, 7/15/41(3)           10,145         10,926     4.710%, 11/25/33                         7,501         7,555
  05-C20, AMFX 5.179%, 7/15/42             6,000          6,123   Avis Budget Rental Car Funding/
  07-C30, A5 5.342%, 12/15/43              6,935          7,008     AESOP LLC 09-
  05-C22, AM 5.320%, 12/15/44(3)           7,900          8,096     2A, A 144A 5.680%, 2/20/14(4)            9,825        10,526
  07-C33, A4 5.903%, 2/15/51(3)            8,940          9,279   Bay View Auto Trust 05-LJ1, A4
Wachovia Mortgage Loan Trust LLC                                    4.090%, 5/25/12                            381           387
  06-A, B1                                                        Bayview Financial Acquisition
  5.363%, 5/20/36(3)                       2,474             69     Trust
Washington Mutual Commercial                                        06-B, 1A2 5.800%, 4/28/36                2,892         2,854
  Mortgage                                                          06-A, 1A2 5.483%, 2/28/41                  516           518
  Securities Trust 07-SL3, A 144A                                 Bombardier Capital Mortgage
  5.938%,                                                           Securitization Corp.
  3/23/45(3)(4)                            8,198          8,387     99-A, A3 5.980%, 1/15/18                 2,636         2,327
Washington Mutual Mortgage Pass                                   Bosphorus Financial Services Ltd.
  Through                                                           144A 2.086%,
  Certificates                                                      2/15/12(3)(4)                              625           616
  04-CB1, 5A 5.000%, 6/25/19               5,399          5,586   BXG Receivables Note Trust 10-A,
  05-AR10, 1A2 2.770%, 9/25/35(3)         15,372         13,814     A 144A
Wells Fargo Mortgage Backed                                         5.100%, 3/2/26(4)                        7,000         6,982
  Securities Trust                                                Capital Auto Receivables Asset
  03-6, 1A1 5.000%, 6/25/18                2,570          2,641     Trust 07-1, C
  06-17, A1 5.500%, 11/25/21               1,248          1,273     5.380%, 11/15/12                         6,080         6,303
  04-R, 2A1 2.872%, 9/25/34(3)             2,594          2,503   Carmax Auto Owner Trust
  04-EE, 2A3 2.856%, 12/25/34(3)           1,283          1,058     07-2, B 5.370%, 3/15/13                 11,525        11,742
  04-CC, A1 4.911%, 1/25/35(3)             5,912          5,945     09-2, A4 2.820%, 12/15/14               11,750        12,135
  05-AR4, 2A1 2.913%, 4/25/35(3)           2,755          2,510   Chase Funding Mortgage Loan Asset
  05-6, A1 5.250%, 8/25/35                 3,270          3,261     -Backed
  05-9, 2A11 5.250%, 10/25/35                483            483     Certificates 04-1,1A4 4.111%,
  05-9,1A6 5.500%, 10/25/35                  571            571     8/25/30                                  1,070         1,077
  05-14, 2A1 5.500%, 12/25/35              8,389          8,393   Chrysler Financial Auto
  06-AR2, B1 3.426%, 3/25/36(3)            5,686             13     Securitization Trust 10-A,
  06-9, 1A15 6.000%, 8/25/36               4,084          4,063     D 3.520%, 8/8/16                         7,000         6,976
  06-12, A2 6.000%, 10/25/36               5,265          5,103   CIT Group, Inc. 10-VT1A, B 144A
  07-16, 1A7 6.000%, 12/28/37              9,627          8,323     3.880%, 9/16/13(4)                       5,900         6,106
                                                     ----------
                                                        962,525   Citicorp Residential Mortgage
---------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES                                    Securities, Inc.
(IDENTIFIED COST $959,195)                            1,003,128     07-1, A3 5.667%, 3/25/37                 2,770         2,766
---------------------------------------------------------------
ASSET-BACKED SECURITIES--12.0%                                      07-2, A4 6.538%, 6/25/37                 7,000         6,362
1st Financial Bank USA                                            Conseco Finance Securitizations
  10-B, A 144A 3.000%, 7/17/17(4)          5,000          4,977     Corp. 01-3, A4
  10-C, B 144A 5.190%, 9/17/18(4)          5,000          4,948     6.910%, 5/1/33                          10,282        10,629
  10-D, C 144A 5.920%, 6/17/19(4)          3,000          3,002   Conseco Financial Corp. 94-1, A5
Accredited Mortgage Loan Trust                                      7.650%,
  07-1, A2 0.351%,                                                  4/15/19                                  1,118         1,163
  2/25/37(3)                                 693            678   Countrywide Asset-Backed
AmeriCredit Automobile Receivables                                  Certificates 04-10,
  Trust                                                             AF6 4.485%, 12/25/34                     9,159         9,012
                                                                  Credit-Based Asset Servicing &
                                                                    Securitization LLC
                                                                    05-CB6, A3 5.120%, 7/25/35               1,603         1,450
                                                                  Daimler Chrysler Auto Trust 08-B,
                                                                    A4A 5.320%, 11/10/14                     9,620         9,992
                                                                  Dominos Pizza Master Issuer LLC
                                                                    07-1, A2 144A
                                                                    5.261%, 4/25/37(4)                      25,000        25,656
                                                                  DT Auto Owner Trust
                                                                    10-1A, C, 144A 3.460%, 1/15/14(4)        3,500         3,502

                                                               4

                                            VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                              SCHEDULE OF INVESTMENTS (CONTINUED)
                                                 DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                    ------------     ----------                                       ------------     ---------
  09-1, B, 144A 5.920%, 10/15/15                                  Santander Drive Auto Receivables
  (4)                               $      3,034     $    3,045     Trust
First Franklin Mortgage Loan Asset                                  10-B, C 144A 3.020%, 10/17/16
  Backed                                                            (4)                               $      5,000     $   5,000
  Certificates 06-FF13, A2B 0.361%                                  10-3, C 3.060%, 11/15/17                10,000         9,942
  , 10/25/36                              10,697         10,297   Saxon Asset Securities Trust 06-3
Ford Credit Auto Owner Trust 09-E,                                  A2 0.371%,
  D 144A                                                            10/25/46(3)                              6,668         6,319
  5.530%, 5/15/16(4)                      17,750         18,644   Sierra Receivables Funding Co.
Ford Credit Floorplan Master Owner                                  10-3A, B 144A
  Trust 10-3,                                                       4.440%, 11/20/25(4)                      6,000         5,936
  A1 144A 4.200%, 2/15/17(4)              11,800         12,459   SVO MOI Mortgage Corp. 10-AA, A
GMAC Mortgage Corp. Loan Trust                                      144A
  06-HE2, A3                                                        3.650%, 7/20/27(4)                       8,086         7,986
  6.320%, 5/25/36                         10,233          6,732   Tidewater Auto Receivables Trust
Great America Leasing Receivables                                   10-A, A 144A
  09-1, B 144A                                                      5.920%, 5/15/17(4)                       3,808         3,853
  4.520%, 11/15/14(4)                      3,000          3,103   U-Haul S Fleet LLC 10-BT1A, 1 144A
GreenTree Financial Corp. 08-MH1,                                   4.899%,
  A1 144A                                                           10/25/23(4)                              5,945         5,885
  7.000%, 4/25/38(4)                       2,084          2,132   Wachovia Auto Loan Owner Trust
Harley-Davidson Motorcycle Trust                                    07-1, D 5.650%, 2/20/13                 11,083        11,176
  09-4, B 3.190%, 9/15/14                  9,000          9,133     06-2A, E 144A 7.050%, 5/20/14(4)        15,000        15,230
  07-2, C 5.410%, 8/15/15                  6,750          6,986   --------------------------------------------------------------
Helios Finance LP 07-S1, B2 144A                                  TOTAL ASSET-BACKED SECURITIES
  2.611%,                                                         (IDENTIFIED COST $404,111)                             407,907
  10/20/14(3)(4)                          12,850         12,850   --------------------------------------------------------------
Hertz Vehicle Financing LLC 09-2A,                                CORPORATE BONDS--34.8%
  A1, 144A
  4.260%, 3/25/14(4)                       5,000          5,232   CONSUMER DISCRETIONARY--2.4%
IndyMac Manufactured Housing                                      AutoZone, Inc. 5.750%, 1/15/15             4,420         4,864
  Contract 98-1, A3                                               Boyd Gaming Corp. 144A 9.125%,
  6.370%, 9/25/28                          1,696          1,406     12/1/18(4)                               2,425         2,407
Lehman ABS Manufactured Housing                                   Cequel Communications Holdings I
  Contract                                                          LLC / Cequel
  Trust 01-B, A4 5.270%, 9/15/18           5,533          5,532     Capital Corp. 144A 8.625%,
Long Grove Collateral Loan                                          11/15/17(4)                              1,600         1,680
  Obligation Ltd.                                                 Citadel Broadcasting Corp. 144A
  04-1A, C 144A 2.688%, 5/25/16                                     7.750%,
  (3)(4)(7)                                1,600          1,189     12/15/18(4)                              1,270         1,321
  04-1A, D 144A 7.038%, 5/25/16                                   COX Communications, Inc. 4.625%,
  (3)(4)(7)                                  422            253     6/1/13                                   5,620         6,014
Marriott Vacation Club Owner Trust                                DigitalGlobe, Inc. 10.500%, 5/1/14           700           802
  10-1A, A 144A 3.540%, 10/20/32                                  DIRECTV Holdings LLC / DIRECTV
  (4)                                      1,959          1,922     Financing
  10-1A, B 144A 4.520%, 10/20/32                                    Co., Inc. 6.375%, 6/15/15                6,740         6,968
  (4)                                      3,820          3,773   Hyatt Hotels Corp. 144A 5.750%,
Merrill Auto Trust Securitization                                   8/15/15(4)                                 900           941
  07-1, B 5.790%,                                                 Hyundai Capital America 144A
  12/15/13                                 1,397          1,408     3.750%, 4/6/16(4)                          500           491
Navistar Financial Corp. Owner                                    International Game Technology
  Trust 10-A, B                                                     7.500%, 6/15/19                          1,115         1,255
  144A 4.170%, 10/20/14(4)                 7,000          7,199   Isle of Capri Casinos, Inc.
New Century Home Equity Loan Trust                                  7.000%, 3/1/14                           2,750         2,709
  05-A, A4W                                                       Korea Expressway Corp. 144A
  5.035%, 8/25/35(3)                      10,291          9,192     4.500%, 3/23/15(4)                       2,670         2,745
Popular ABS Mortgage Pass Through                                 Landry's Restaurants, Inc.
  Trust 05-5,                                                       11.625%, 12/1/15                         2,851         3,058
  AF3 5.086%, 11/25/35(3)                 18,364         18,201   Libbey Glass, Inc. 144A 10.000%,
Renaissance Home Equity Loan Trust                                  2/15/15(4)                                 375           405
  05-3, AF4                                                       McJunkin Red Man Corp. 144A
  5.140%, 11/25/35                         5,380          4,785     9.500%, 12/15/16(4)                      2,590         2,461
Residential Funding Mortgage                                      MGM Resorts International, Inc.
  Securities II, Inc.                                               10.375%, 5/15/14                           160           180
  04-HI3, A5 5.480%, 6/25/34               4,979          3,846     144A 10.000%, 11/1/16(4)                 3,065         3,157
  06-HI2, A3 5.790%, 2/25/36               5,065          4,786   Mobile Mini, Inc. 6.875%, 5/1/15             540           551
  07-HI1, A2 5.640%, 3/25/37               8,220          7,947

                                                               5

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                             PAR VALUE  VALUE                                                     PAR VALUE   VALUE
                                             --------- -------                                                    --------- --------
CONSUMER DISCRETIONARY--(CONTINUED)                             ENERGY--4.1%
Nissan Motor Acceptance Corp. 144A 4.500%,                      Alta Mesa Holdings LP/Alta Mesa Finance
  1/30/15 (4)                                $  8,620  $ 8,950  Services Corp. 144A 9.625%, 10/15/18 (4)          $  4,550  $  4,442
Pinnacle Entertainment, Inc. / Pinnacle                         Anadarko Petroleum Corp.
  Foods Finance Corp. 8.750%, 5/15/20             800      832    6.375%, 9/15/17                                   12,050    13,126
QVC, Inc.                                                         8.700%, 3/15/19                                    2,925     3,572
  144A 7.125%, 4/15/17(4)                       4,550    4,789  Buckeye Partners LP 6.050%, 1/15/18                    854       943
  144A 7.500%, 10/1/19(4)                       2,710    2,866  Carrizo Oil & Gas, Inc. 144A 8.625%, 10/15/18 (4)    3,399     3,518
Royal Caribbean Cruises Ltd. 7.000%, 6/15/13    4,550    4,834  Cenovus Energy, Inc. 4.500%, 9/15/14                 1,968     2,109
Scientific Games International, Inc. 9.250%,                    Cloud Peak Energy Resources LLC / Cloud Peak
  6/15/19                                       1,570    1,629    Energy Finance Corp. 8.250%, 12/15/17              2,920     3,150
Seminole Hard Rock Entertainment, Inc. /                        Denbury Resources, Inc. 7.500%, 12/15/15             4,952     5,150
  Seminole Hard Rock International LLC                          Expro Finance Luxembourg SCA 144A 8.500%,
  144A 2.802%, 3/15/14 (3)(4)                     767      706    12/15/16 (4)                                       3,395     3,259
Starwood Hotels & Resort Worldwide, Inc.                        Frontier Oil Corp. 6.875%, 11/15/18                  2,550     2,614
  6.250%, 2/15/13                               2,815    3,026  Gaz Capital SA 144A 7.343%, 4/11/13 (4)              2,000     2,170
TRW Automotive, Inc. 144A 8.875%,                               Gazprom International SA 144A 7.201%, 2/1/20 (4)     1,739     1,848
  12/1/17 (4)                                     780      878  Gazprom OAO (Gaz Capital SA)
United Rentals North America, Inc. 10.875%,                       144A 6.212%, 11/22/16(4)                          10,405    11,029
  6/15/16                                       1,772    2,033    144A 6.510%, 3/7/22(4)                             3,235     3,300
Universal City Development Partners Ltd. /                      Helix Energy Solutions Group, Inc. 144A 9.500%,
  Universal City Development Partners                             1/15/16 (4)                                          692       714
  Finance, Inc. 8.875%, 11/15/15                  820      875  Hilcorp Energy I LP / Hilcorp Finance Co. 144A
Videotron Ltee 6.375%, 12/15/15                 3,500    3,596    7.750%, 11/1/15 (4)                                7,675     7,963
Wyndham Worldwide Corp.                                         Holly Corp. 9.875%, 6/15/17                          3,000     3,285
  6.000%, 12/1/16                               3,905    4,091  KazMunaiGaz Finance Sub BV 144A 8.375%,
  5.750%, 2/1/18                                1,660    1,690    7/2/13 (4)                                         3,900     4,285
                                                       -------  Kinder Morgan Energy Partners LP 6.850%,
                                                        82,804    2/15/20                                            2,545     2,916
                                                       -------  Korea National Oil Corp.
                                                                  144A 5.375%, 7/30/14(4)                            4,345     4,647
                                                                  2.875%, 11/9/15                                    5,000     4,801
CONSUMER STAPLES--0.8%                                            Lukoil International Finance BV 144A 6.375%,
Altria Group, Inc. 8.500%, 11/10/13             2,775    3,285    11/5/14 (4)                                        4,900     5,243
BAT International Finance plc 144A 9.500%,                      NAK Naftogaz Ukraine 9.500%, 9/30/14                 2,900     3,175
  11/15/18 (4)                                  1,410    1,856  OPTI Canada, Inc. 144A 9.000%, 12/15/12 (4)          6,525     6,574
Bunge Ltd. Finance Corp. 5.100%, 7/15/15        6,000    6,189  Pioneer Drilling Co. 9.875%, 3/15/18                 1,245     1,323
Diversey, Inc. 8.250%, 11/15/19                   435      474  Pride International, Inc. 8.500%, 6/15/19            4,065     4,624
Pilgrim's Pride Corp. 144A 7.875%,                              Rowan Cos., Inc. 5.000%, 9/1/17                      6,195     6,249
  12/15/18 (4)                                  7,000    7,000  SEACOR Holdings, Inc. 7.375%, 10/1/19                2,200     2,282
Reynolds Group Issuer, Inc. / Reynolds Group                    Tesoro Corp. 6.250%, 11/1/12                         4,340     4,557
  Issuer LLC / Reynolds Group Issuer 144A                       Transocean, Inc. 4.950%, 11/15/15                    3,955     4,087
  7.125%, 4/15/19 (4)                             875      895  Valero Energy Corp. 4.500%, 2/1/15                     800       832
Tyson Foods, Inc. 10.500%, 3/1/14                 940    1,116  Weatherford International Ltd. 9.625%, 3/1/19        4,110     5,274
Yankee Acquisition Corp. Series B, 8.500%,
  2/15/15                                       5,320    5,559
                                                       -------
                                                        26,374
                                                       -------

                                                                 6

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                             PAR VALUE  VALUE                                                   PAR VALUE  VALUE
                                             --------- --------                                                 --------- --------
ENERGY--(CONTINUED)                                                FINANCIALS--(CONTINUED)
Western Refining, Inc.                                             Brandywine Operating Partnership LP 7.500%,
  144A 10.750%, 6/15/14(3)(4  )              $   3,285 $  3,515      5/15/15                                    $   4,305 $  4,706
  144A 11.250%, 6/15/17(4)                       2,465    2,675    Bumble Bee Acquisition Corp. 144A 9.000%,
                                                       --------      12/15/17 (4)                                     740      773
                                                        139,251    Capital One Financial Corp. 6.150%, 9/1/16       4,300    4,655
                                                       --------    Cemex Finance LLC 144A 9.500%, 12/14/16 (4)      1,430    1,482
                                                                   Chubb Corp. 6.375%, 3/29/67(3)                   4,730    4,931
FINANCIALS--18.0%                                                  CIT Group, Inc.
ADCB Finance Cayman Ltd. 144A 4.750%,                                7.000%, 5/1/13                                 3,206    3,278
  10/8/14 (4)                                    5,290    5,324      7.000%, 5/1/14                                   459      465
AFLAC, Inc. 8.500%, 5/15/19                      1,059    1,309      7.000%, 5/1/15                                   459      461
Agile Property Holdings Ltd. 144A 10.000%,                           7.000%, 5/1/16                                   765      770
  11/14/16 (4)                                   1,660    1,801    Citigroup, Inc.
Akbank TAS 144A 5.125%, 7/22/15 (4)              4,000    4,060      5.000%, 9/15/14                                3,200    3,310
Alfa Invest Ltd. 144A 9.250%, 6/24/13 (4)        4,940    5,348      4.875%, 5/7/15                                12,075   12,333
Allstate Corp. 6.125%, 5/15/37(3)                4,730    4,718      5.500%, 2/15/17                                3,635    3,762
Ally Financial, Inc. (Formerly GMAC LLC)                           CME Group, Inc. 5.400%, 8/1/13                   2,450    2,698
  6.875%, 9/15/11                                2,662    2,749    CNA Financial Corp. 5.850%, 12/15/14             7,575    7,992
  6.750%, 12/1/14                                  552      584    Colonial Realty LP 4.800%, 4/1/11                1,442    1,445
American Express Credit Corp.                                      Comerica Bank
  5.875%, 5/2/13                                 4,805    5,226      5.700%, 6/1/14                                 1,900    2,048
  Series C, 7.300%, 8/20/13                      2,600    2,930      5.750%, 11/21/16                               5,940    6,408
American General Finance Corp. 5.400%,                             Comerica, Inc. 4.800%, 5/1/15                    1,828    1,879
  12/1/15                                        3,000    2,381    Commonwealth Bank of Australia 144A 3.750%,
American Honda Finance Corp. 144A 6.700%,                            10/15/14 (4)                                   3,000    3,112
  10/1/13 (4)                                    4,850    5,487    Corporacion Andina de Fomento 5.200%,
AmSouth Bank N.A. Series AI 4.850%, 4/1/13       7,275    7,057      5/21/13                                        1,000    1,082
AON Corp. 3.500%, 9/30/15                        1,980    1,981    Countrywide Financial Corp. 6.250%, 5/15/16      7,000    7,178
Assurant, Inc. 5.625%, 2/15/14                   4,060    4,269    Credit Suisse New York 5.000%, 5/15/13           4,335    4,666
Atlantic Finance Ltd. 144A 10.750%,                                Crown Castle Towers LLC
  5/27/14 (4)                                    4,800    5,040      144A 4.523%, 1/15/35(4)                        4,925    5,118
Avalonbay Communities, Inc. 5.700%, 3/15/17      2,950    3,251      144A 3.214%, 8/15/35(4)                        4,950    4,873
Banco Industrial e Comercial SA 144A 5.250%,                         144A 5.495%, 1/15/37(4)                        5,915    6,180
  10/25/15 (4)                                   5,000    5,037    Deutsche Bank Financial LLC 5.375%, 3/2/15       2,933    3,147
Banco Santander SA                                                 Discover Bank 8.700%, 11/18/19                   1,750    2,060
  144A 4.500%, 4/6/15(4)                         7,000    7,140    DuPont Fabros Technology LP 8.500%, 12/15/17     5,025    5,402
  144A 3.750%, 9/22/15(4)                          800      800    Equity One, Inc. 6.250%, 12/15/14                2,485    2,622
Banco Santander SA Unipersonal 144A 3.781%,                        Export-Import Bank of Korea
  10/7/15 (4)                                    8,100    7,611      8.125%, 1/21/14                                1,480    1,693
Bank of America Corp. 5.420%, 3/15/17            3,700    3,667      5.875%, 1/14/15                                4,625    5,009
Barclays Bank plc                                                    4.125%, 9/9/15                                 4,000    4,065
  5.200%, 7/10/14                                1,610    1,739    Fidelity National Financial Sevices, Inc.
  144A 6.050%, 12/4/17(4)                        4,130    4,237      6.600%, 5/15/17                                6,475    6,460
  144A 7.375%, 6/29/49(3)(4)(8)(9)               6,900    6,831    Fifth Third Bancorp
  144A 5.926%, 9/29/49(3)(4)(8)(9)               3,773    3,358
Bear Stearns Cos., Inc. LLC (The) 7.250%,
  2/1/18                                         4,365    5,173

                                                                7

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                             PAR VALUE  VALUE                                                  PAR VALUE      VALUE
                                             --------- --------                                                ---------     -------
FINANCIALS--(CONTINUED)                                           FINANCIALS--(CONTINUED)
  6.250%, 5/1/13                             $   1,770 $  1,918     5.700%, 8/15/12                            $   1,800     $ 1,904
  4.750%, 2/1/15                                   750      778     5.800%, 7/1/14                                 1,450       1,554
  4.500%, 6/1/18                                 6,745    6,501     4.950%, 9/15/15                                1,295       1,336
First Horizon National Corp. 4.500%, 5/15/13     1,950    1,969     7.413%, 10/15/27                               3,000       3,327
First Tennessee Bank N.A.                                         KeyCorp 6.500%, 5/14/13                          2,925       3,176
  5.050%, 1/15/15                                7,875    7,823   Kimco Realty Corp. 4.820%, 8/15/11               1,945       1,981
  5.650%, 4/1/16                                 2,220    2,197   Kookmin Bank 144A 7.250%, 5/14/14 (4)            5,700       6,431
Ford Motor Credit Co., LLC                                        Korea Development Bank
  9.875%, 8/10/11                                3,480    3,623     5.300%, 1/17/13                                1,113       1,179
  3.039%, 1/13/12(3)                             2,000    2,020     4.375%, 8/10/15                                2,525       2,598
  8.000%, 6/1/14                                 4,865    5,364   Lincoln National Corp.
  8.700%, 10/1/14                                  735      828     8.750%, 7/1/19                                 2,340       2,927
  6.625%, 8/15/17                                2,335    2,457     6.050%, 4/20/67(3)                             2,885       2,690
General Electric Capital Corp.                                    Lloyds TSB Bank plc 144A 4.375%, 1/12/15 (4)     2,900       2,899
  3.750%, 11/14/14                               3,940    4,073   Manufacturers & Traders Trust Co.
  0.666%, 5/5/26(3)                              8,000    6,638     1.803%, 4/1/13(3)                              3,175       3,137
Genworth Financial, Inc.                                            5.629%, 12/1/21(3)                             5,000       4,706
  5.750%, 6/15/14                                6,890    7,141   Marshall & Ilsley Bank 5.000%, 1/17/17           3,500       3,552
  6.515%, 5/22/18                                3,275    3,328   Mercantile Bankshares Corp. Series B,
Glen Meadow Pass Through Trust 144A 6.505%,                         4.625%,
  2/12/67 (3)(4)                                 7,545    6,319     4/15/13                                        4,708       4,948
Goldman Sachs Group, Inc. (The)                                   Merrill Lynch & Co., Inc. 6.150%, 4/25/13        3,925       4,212
  5.350%, 1/15/16                                3,225    3,465   MetLife, Inc. 6.750%, 6/1/16                      910        1,056
  5.625%, 1/15/17                                2,800    2,961   Metropolitan Life Global Funding I 144A
  7.500%, 2/15/19                                2,451    2,858     5.125%,
Hana Bank 144A 4.500%, 10/30/15 (4)              6,000    6,093     6/10/14 (4)                                    1,160       1,262
HBOS plc 144A 6.750%, 5/21/18 (4)                  685      641   Morgan Stanley
Health Care REIT, Inc. 4.700%, 9/15/17           8,565    8,533     6.000%, 5/13/14                                1,970       2,129
Healthcare Realty Trust, Inc. 6.500%,                               5.750%, 10/18/16                               3,455       3,685
  1/17/17                                        3,000    3,235   144A 10.090%, 5/3/17(4)                         10,525 BRL   6,166
Host Hotels & Resorts LP 9.000%, 5/15/17           875      976   National Australia Bank Ltd. 144A 5.350%,
Huntington Bancshares, Inc. 7.000%, 12/15/20     1,025    1,079     6/12/13 (4)                                    6,000       6,499
Huntington National Bank (The) 4.900%,                            Nationwide Health Properties, Inc. 6.250%,
  1/15/14                                        1,400    1,404     2/1/13                                         4,825       5,175
Hyundai Capital Services, Inc. 144A 6.000%,                       Northern Trust Corp. 5.500%, 8/15/13             2,775       3,072
  5/5/15 (4)                                     4,975    5,385   OJSC AK Transneft (TransCapitalInvest Ltd.)
ICICI Bank Ltd. 144A 5.500%, 3/25/15 (4)         3,000    3,122     144A 5.670%, 3/5/14 (4)                        5,715       6,060
International Lease Finance Corp.                                 Petroplus Finance Ltd. 144A 6.750%,
  4.750%, 1/13/12                                5,820    5,885     5/1/14 (4)                                     5,455       5,046
  5.300%, 5/1/12                                 5,375    5,462   PNC Funding Corp. 5.625%, 2/1/17                 3,130       3,346
IPIC GMTN Ltd. 144A 3.125%, 11/15/15 (4)         2,000    1,955   Principal Financial Group, Inc. 7.875%,
JPMorgan Chase & Co. 6.125%, 6/27/17             3,550    3,895     5/15/14                                        2,595       2,990
Kazkommerts Bank International BV RegS                            ProLogis
  8.000%, 11/3/15 (5)                            1,000      936     7.625%, 8/15/14                                5,275       5,948
KeyBank NA                                                          6.625%, 5/15/18                                1,110       1,179
                                                                  Prudential Financial, Inc.
                                                                    4.750%, 9/17/15                                4,770       5,047
                                                                    8.875%, 6/15/68(3)                             4,200       4,882

                                                                 8

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)
                                             PAR VALUE  VALUE                                                    PAR VALUE   VALUE
                                             --------- --------                                                  --------- ---------
FINANCIALS--(CONTINUED)                                             FINANCIALS--(CONTINUED)
Regions Financial Corp.                                             Zions Bancorp 7.750%, 9/23/14                $   1,880 $   1,960
  7.750%, 11/10/14                           $   2,525 $  2,626                                                            ---------
  5.750%, 6/15/15                                2,535    2,481                                                              611,654
Royal Bank of Scotland Group plc (The)                                                                                     ---------
  6.400%, 10/21/19                               3,130    3,150     HEALTH CARE--0.6%
Royal Bank of Scotland plc (The)                                    CareFusion Corp. 5.125%, 8/1/14                  2,940     3,178
  3.400%, 8/23/13                                7,000    7,071     Life Technologies Corp. 3.500%, 1/15/16          3,000     2,991
  4.875%, 3/16/15                                3,230    3,304     Medco Health Solutions, Inc. 7.250%, 8/15/13     1,000     1,136
  3.950%, 9/21/15                                3,860    3,795     Mylan, Inc. 144A 6.000%, 11/15/18 (4)            6,900     6,796
Russian Agricultural Bank OJSC (RSHB Capital                        Patheon, Inc. 144A 8.625%, 4/15/17 (4)             720       722
  SA)                                                               Select Medical Corp. 7.625%, 2/1/15              4,270     4,291
  144A 9.000%, 6/11/14(4)                          780      878     US Oncology, Inc. 9.125%, 8/15/17                1,263     1,563
  144A 6.299%, 5/15/17(4)                        2,905    2,920                                                            ---------
Simon Property Group LP 4.200%, 2/1/15             700      732                                                               20,677
SLM Corp. 5.375%, 5/15/14                       14,700   14,772                                                            ---------
Societe Generale
  144A 3.100%, 9/14/15(4)                        2,900    2,834     INDUSTRIALS--3.1%
  144A 3.500%, 1/15/16(4)                        6,895    6,791     America West Airlines
  144A 5.922%  (3)(4)(8)(10)                     6,800    6,006       98-1A, 6.870%, 7/2/18                          2,715     2,715
Sovereign Bank 5.125%, 3/15/13                   7,000    7,085       99-1G, 7.930%, 1/2/19                         10,794    11,253
SunTrust Banks, Inc. 6.000%, 9/11/17             4,925    5,172       00-1G 8.057%, 1/2/22                           8,316     8,794
TNK-BP Finance SA                                                   AWAS Aviation Capital Ltd. 144A 7.000%,
  RegS 6.125%, 3/20/12(5)                        4,210    4,418       10/15/16 (4)                                  10,750    10,710
  144A 7.500%, 3/13/13(4)                        1,750    1,899     Continental Airlines, Inc.
  144A 6.250%, 2/2/15(4)                           500      531       98-1A, 6.648%, 3/15/19                         4,370     4,556
Unum Group 7.125%, 9/30/16                       6,620    7,436       6.900%, 7/2/19                                 5,887     6,255
Vnesheconombank Via (VEB Finance Ltd.) 144A                         Delta Air Lines, Inc. 10-2A 4.950%, 5/23/19      7,500     7,528
  5.450%, 11/22/17(4)                            1,500    1,496     GATX Corp. 4.750%, 5/15/15                       4,940     5,171
  6.902%, 7/9/20(4)                              7,345    7,694     General Cable Corp. 2.678%, 4/1/15(3)            3,375     3,232
VTB Capital SA 144A 6.465%, 3/4/15 (4)           6,000    6,247     Hutchison Whampoa International Ltd. 144A
Wachovia Bank NA 5.000%, 8/15/15                 2,600    2,775       4.625%, 9/11/15 (4)                            3,900     4,103
Wachovia Corp. 5.250%, 8/1/14                    5,000    5,332     Kratos Defense & Security Solutions, Inc.
WEA Finance LLC / WT Finance Australia 144A                           10.000%, 6/1/17                                7,020     7,810
  5.750%, 9/2/15 (4)                             5,425    5,877     Marquette Transportation Co. / Marquette
Webster Financial Corp. 5.125%, 4/15/14          2,500    2,433       Transportation Finance Corp.
Wells Fargo & Co. 4.375%, 1/31/13                  800      847       144A 10.875%, 1/15/17 (4)                        750       769
Westpac Banking Corp. 4.200%, 2/27/15            4,920    5,164     Noble Group Ltd. 144A 6.750%, 1/29/20 (4)        4,420     4,895
Woori Bank                                                          Owens Corning, Inc. 6.500%, 12/1/16              3,150     3,336
  144A 7.000%, 2/2/15(4)                         4,000    4,434     Ryder System, Inc. 3.600%, 3/1/16                3,120     3,111
  144A 4.750%, 1/20/16(4)                        4,725    4,835     Smiths Group plc 144A 7.200%, 5/15/19 (4)        1,700     1,909
XL Capital Ltd. 5.250%, 9/15/14                  4,335    4,467     Steelcase, Inc. 6.500%, 8/15/11                  2,825     2,887
Yapi Ve Kredi Bankasi Via Unicredit                                 Toledo Edison Co. (The) 7.250%, 5/1/20           1,360     1,608
  Luxembourg SA                                                     Tyco International Finance SA 4.125%,
  144A 5.188%, 10/13/15 (4)                      2,000    2,060       10/15/14                                       1,000     1,060
                                                                    U.S. Airways 99-1A Pass Through Trust
                                                                      8.360%, 7/20/20                                  936       983

                                                                 9

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                             PAR VALUE   VALUE                                                    PAR VALUE  VALUE
                                             --------- ---------                                                  --------- --------
INDUSTRIALS--(CONTINUED)                                             MATERIALS--(CONTINUED)
UAL 2007-1 Pass Through Trust 6.636%, 1/2/24 $  12,398 $  12,429       7.700%, 6/15/15                            $   4,820 $  5,543
                                                       ---------       144A 7.125%, 1/15/17(4)                        3,525    3,772
                                                         105,114     Gerdau Holdings, Inc. 144A 7.000%,
                                                       ---------       1/20/20 (4)                                    1,950    2,145
                                                                     Ineos Finance plc 144A 9.000%, 5/15/15 (4)       4,200    4,489
INFORMATION TECHNOLOGY--1.1%                                         International Paper Co. 9.375%, 5/15/19          5,330    6,856
Agilent Technologies, Inc. 5.500%, 9/14/15       2,185     2,373     Omnova Solutions, Inc. 144A 7.875%,
Crown Castle Holdings GS V LLC / Crown                                 11/1/18 (4)                                      250      253
  Castle GS III Corp. 144A 7.750%,                                   Oxea Finance / Cy SCA 144A 9.500%,
  5/1/17 (4)                                     4,375     4,780       7/15/17 (4)                                    1,645    1,791
Intuit, Inc. 5.750%, 3/15/17                     1,334     1,454     Sappi Pappier Holding AG 144A 6.750%,
Jabil Circuit, Inc. 7.750%, 7/15/16              2,952     3,328       6/15/12 (4)                                    3,000    3,078
National Semiconductor Corp. 6.600%, 6/15/17     3,330     3,679     Severstal Oao Via Steel Capital SA 144A
Seagate HDD Cayman 144A 7.750%, 12/15/18 (4)     6,700     6,817       6.700%, 10/25/17 (4)                           1,775    1,762
Sorenson Communications, Inc. 144A 10.500%,                          Steel Dynamics, Inc. 7.375%, 11/1/12             1,528    1,620
  2/1/15 (4)                                     3,400     2,091     USG Corp. 144A 9.750%, 8/1/14 (4)                  701      743
Spansion LLC 144A 7.875%, 11/15/17 (4)           2,955     2,940     Vedanta Resources plc 144A 8.750%,
Stats Chippac Ltd. 144A 7.500%, 8/12/15 (4)        875       947       1/15/14 (4)                                    3,400    3,647
SunGard Data Systems, Inc. 144A 7.375%,                              Verso Paper Holdings LLC / Verso Paper, Inc.
  11/15/18 (4)                                   1,650     1,667       11.500%, 7/1/14                                3,650    4,024
Xerox Corp.                                                            Series B, 4.037%, 8/1/14(3)                    2,570    2,326
  5.650%, 5/15/13                                4,345     4,709                                                            --------
  4.250%, 2/15/15                                4,000     4,186                                                              94,618
                                                       ---------                                                            --------
                                                          38,971
                                                       ---------     TELECOMMUNICATION SERVICES--1.3%
                                                                     Axtel SAB de C.V. 144A 9.000%, 9/22/19 (4)         750      716
MATERIALS--2.8%                                                      Cincinnati Bell, Inc. 8.250%, 10/15/17           3,760    3,741
Allegheny Technologies, Inc. 9.375%, 6/1/19      7,245     8,464     Clearwire Communications LLC / Clearwire
Anglo American Capital plc 144A 9.375%,                                Finance, Inc.
  4/8/19 (4)                                     1,950     2,623       144A 12.000%, 12/1/15(4)                       1,395    1,510
ArcelorMittal                                                          144A 12.000%, 12/1/15(4)                       2,000    2,170
  5.375%, 6/1/13                                 4,825     5,129     Embarq Corp. 6.738%, 6/1/13                      2,385    2,591
  9.000%, 2/15/15                                2,560     3,047     Nextel Communications, Inc.
Bemis Co., Inc. 5.650%, 8/1/14                     980     1,073       Series E 6.875%, 10/31/13                      5,590    5,632
Catalyst Paper Corp.                                                   Series D 7.375%, 8/1/15                        2,095    2,108
  7.375%, 3/1/14                                 1,055       791     OJSC Vimpel Communications (VIP Finance
144A 11.000%, 12/15/16(4)                        3,520     3,335       Ireland Ltd.) 144A 8.375%, 4/30/13 (4)         1,400    1,519
Commercial Metals Co. 7.350%, 8/15/18            7,760     7,895     SBA Tower Trust 144A 4.254%, 4/15/40 (4)         8,660    8,961
CRH America, Inc.                                                    Telecom Italia Capital SA 6.175%, 6/18/14        4,900    5,211
  5.625%, 9/30/11                                2,286     2,358     Verizon Wireless Capital LLC 5.550%, 2/1/14      4,090    4,510
  4.125%, 1/15/16                                4,000     3,974     Wind Acquisition Finance SA 144A 11.750%,
  8.125%, 7/15/18                                4,770     5,514       7/15/17 (4)                                    2,450    2,775
Domtar Corp. 7.125%, 8/15/15                       547       591     Windstream Corp. 7.875%, 11/1/17                 2,000    2,113
Dow Chemical Co. (The)                                                                                                      --------
  7.600%, 5/15/14                                2,950     3,402                                                              43,557
  5.900%, 2/15/15                                3,950     4,373                                                            --------
Georgia-Pacific LLC                                                  UTILITIES--0.6%
                                                                     Allegheny Energy Supply Co. LLC 144A 8.250%,
                                                                       4/15/12 (4)                                    1,860    1,996


                                                                 10

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE    VALUE                                               PAR VALUE    VALUE
                                          ---------  ---------                                             ---------  ---------
UTILITIES--(CONTINUED)                                           CONSUMER DISCRETIONARY--(CONTINUED)
AmeriGas Partners LP 7.250%, 5/20/15      $     860  $     888   Intelsat Jackson Holding Ltd.
Enel Finance International SA 144A                                 Tranche, 3.290%, 2/1/14                 $   2,335  $   2,226
  3.875%, 10/7/14 (4)                         2,000      2,034     Tranche, 0.000%, 4/3/18                     4,000      4,048
Israel Electric Corp., Ltd. 144A 7.250%,                         Intelstat Corp.
  1/15/19 (4)                                 2,285      2,515     Tranche B-2-A, 2.790%, 1/3/14               1,667      1,665
Korea Electric Power Corp. 144A 5.500%,                            Tranche B-2-B, 2.790%, 1/3/14               1,668      1,666
  7/21/14 (4)                                 3,420      3,673     Tranche B-2-C, 2.790%, 1/3/14               1,668      1,666
Korea Gas Corp. 144A 6.000%, 7/15/14 (4)      2,000      2,165     Inventiv Health, Inc. Tranche B, 6.500%,
Korea Hydro & Nuclear Power Co., Ltd.                              8/4/16                                      3,158      3,189
  144A 3.125%, 9/16/15 (4)                    1,000        969   Isle of Capri Casinos, Inc.
Midwest Generation LLC Series B 8.560%,                            Tranche DD-A, 5.000%, 11/25/13                653        654
  1/2/16                                      1,326      1,339     Tranche, 5.000%, 11/25/13                   1,855      1,860
ONEOK Partners LP 5.900%, 4/1/12                980      1,035     Tranche DD-B, 5.000%, 11/25/13                742        744
Sempra Energy 6.500%, 6/1/16                  1,760      2,043   Landry's Restaurant, Inc. Tranche,
TransAlta Corp. 4.750%, 1/15/15               2,220      2,348     6.850%, 11/30/13                            2,617      2,634
                                                     ---------   Las Vegas Sands LLC
                                                        21,005     Tranche B, 3.030%, 11/23/16                 1,756      1,692
--------------------------------------------------------------     Tranche DD-I, 3.030%, 11/23/16                355        342
TOTAL CORPORATE BONDS                                            Leslie's Poolmart Tranche B, 6.000%,
(IDENTIFIED COST $1,114,067)                         1,184,025     11/30/17                                    3,375      3,407
--------------------------------------------------------------   Mediacom Illinois LLC Tranche D, 5.500%,
LOAN AGREEMENTS(3)--10.8%                                          3/31/17                                     4,717      4,717
                                                                 Neiman Marcus Group, Inc. (The) Tranche
CONSUMER DISCRETIONARY--3.2%                                       B-2, 4.303%, 4/6/16                         8,102      8,041
Advantage Sales & Marketing, Inc.                                Nielsen Finance LLC
  Tranche, 5.250%, 12/18/17                     725        728     Tranche A, 2.264%, 8/9/13                   1,969      1,955
AMF Bowling Worldwide, Inc. Tranche B,                             Tranche B, 4.014%, 5/1/16                   3,333      3,338
  2.762%, 6/7/13                              2,053      1,837   Ozburn-Hessey Holding Co., LLC Tranche,
Building Materials Holdings Corp.                                  7.500%, 4/8/16                              1,365      1,384
  Tranche, 3.063%, 1/5/15 (6)                 1,273      1,019   Pilot Travel Centers LLC Tranche B,
Caesars Entertainment Operating Co.,                               5.250%, 6/30/16                             4,023      4,091
  Inc.                                                           Sinclair Television Group, Inc. Tranche
  Tranche B-2, 3.288%, 1/28/15                1,577      1,430     B, 5.500%, 10/29/15                         1,248      1,266
  Tranche B-4, 9.500%, 10/31/16               2,148      2,269   Sports Authority, Inc. (The) Tranche B,
CDW LLC Tranche, 0.000%, 10/10/14             2,640      2,611     7.500%, 11/16/17                            2,300      2,306
Cengage Learning Acquisitions, Inc.                              Toys "R" Us, Inc. Tranche, 6.000%,
  Tranche, 2.550%, 7/3/14                     7,013      6,629     9/1/16                                      4,419      4,467
Charter Communications Operating LLC                             Universal City Development Partners Ltd.
  Tranche B-1, 2.270%, 3/6/14                   441        436     Tranche, 5.500%, 11/6/14                      736        744
  Tranche C, 3.790%, 9/6/16                   4,268      4,209   Univision Communications, Inc. Tranche,
CSC Holdings, LLC Tranche B-2, 2.011%,                             4.511%, 3/31/17                             5,406      5,152
  3/29/16                                        10         10   Visant Corp. Tranche B, 7.000%, 12/22/16      1,601      1,623
DineEquity, Inc. Tranche, 6.000%,                                VWR Funding, Inc. Tranche, 2.761%,
  10/19/17                                    4,583      4,659     6/30/14                                     3,245      3,157
Dunkin Brands, Inc. Tranche B, 5.750%,                                                                                ---------
  11/23/17                                    3,988      4,042                                                          109,796
FIilmyard Holdings LLC Tranche, 7.750%,                                                                               ---------
  6/22/16                                     1,170      1,180
Focus Brands, Inc. Tranche, 7.250%,
  11/5/16                                     1,258      1,273
Ford Motor Co. Tranche B-1, 3.333%,
  12/15/13                                    3,458      3,457
Getty Images, Inc. Tranche, 5.250%,
  11/7/16                                     2,673      2,700
Gymboree Corp. (The) Tranche, 5.500%,
  11/23/17                                    3,250      3,273


                                                                 11


                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE    VALUE                                               PAR VALUE    VALUE
                                          ---------  ---------                                             ---------  ---------
CONSUMER STAPLES--0.7%                                            HEALTH CARE--0.7%
Diversey, Inc. Tranche B, 5.500%,                                 Butler Animal Health Supply LLC Tranche,
  11/24/15                                $     601  $     605      5.500%, 12/31/15                        $   1,238  $   1,243
Green Mountain Coffee Roasters, Inc.                              HCA, Inc.
  Tranche B, 5.500%, 12/16/16                 6,750      6,760      Tranche B-1, 2.553%, 11/18/13                 537        533
Michael Foods Group, Inc. Tranche B,                                Tranche B-2, 3.553%, 3/31/17                1,287      1,289
  6.417%, 6/29/16                             3,387      3,439    Health Management Associates, Inc.
Revlon Consumer Products Corp. Tranche,                             Tranche B, 2.053%, 2/28/14                  1,131      1,113
  6.000%, 3/11/15                             5,970      6,004    MultiPlan, Inc. Tranche, 6.500%, 8/26/17      3,363      3,400
Reynolds Group Holdings Ltd.                                      NBTY, Inc. Tranche B, 6.250%, 10/1/17         2,710      2,753
  Tranche, 6.250%, 5/5/16                     5,649      5,702    RehabCare Group, Inc. Tranche B, 6.000%,
  Tranche, 6.750%, 5/5/16                     1,457      1,473      11/24/15                                    4,076      4,107
Viking Acquisition, Inc. Tranche,                                 Select Medical Corp. Tranche B-1,
  6.000%, 11/5/16                               335        336      4.034%, 8/22/14                             1,533      1,538
                                                     ---------    Universal Health Services, Inc. Tranche B,
                                                        24,319      5.500%, 11/15/16                            5,175      5,257
                                                     ---------      Vanguard Health Holding Co., LLC Tranche,
ENERGY--0.1%                                                        5.000%, 1/29/16                             2,075      2,088
CITGO Petroleum Corp. Tranche C,                                  Warner Chilcott Co., LLC (WC Luxco
  9.000%, 6/24/17                             2,211      2,314      S.A.R.L.)
                                                     ---------    Tranche B-3, 6.500%, 2/22/16                    425        429
FINANCIALS--0.8%                                                                                                       ---------
AGFS Funding Co. Tranche, 7.250%,                                                                                         23,750
  4/21/15                                     5,525      5,617                                                         ---------
Agile Property Holdings Ltd. Tranche,                             INDUSTRIALS--1.4%
  3.011%, 1/25/13                             3,750      3,413    Advanced Disposal Sevices, Inc. Tranche
Asurion Corp. Tranche B-2, 6.750%,                                  B, 6.000%, 1/14/15                            495        501
  3/31/15                                     3,225      3,241    Altegrity, Inc. Tranche, 3.054%, 2/21/15      1,462      1,394
CIT Group, Inc. Tranche 3, 6.250%,                                Brickman Group Holdings, Inc. Tranche B,
  8/11/15                                       580        593      7.250%, 10/14/16                            3,015      3,057
Delos Aircraft, Inc. Tranche 2, 7.000%,                           Bucyrus International, Inc. Tranche C,
  3/17/16                                       243        248      4.250%, 2/19/16                             2,826      2,840
Fifth Third Processing Solutions LLC                              Ceridian Corp. Tranche, 3.266%, 11/9/14       6,592      6,290
  Tranche B, 5.500%, 11/3/16                  1,760      1,778    Goodman Global, Inc. Tranche, 5.750%,
Fortress Invest Group LLC Tranche,                                  10/28/16                                    2,725      2,744
  5.750%, 10/7/15                             3,280      3,330    Harland Clarke Holdings Corp. Tranche B,
Green Tree Credit Solutions LLC Tranche,                            2.786%, 6/30/14                             6,247      5,674
  8.000%, 12/18/15                            1,447      1,445    Holdings Gaming Borrower LP Tranche B-1,
Hertz Corp.                                                         1.200%, 6/30/15                             1,428      1,492
  Letter of Credit 1.017%, 12/21/12             479        476    Interactive Data Corp . Tranche, 6.750%,
  Tranche B, 2.020%, 12/21/12                 2,362      2,347      1/29/17                                     5,478      5,558
International Lease Finance Corp.                                 Protection One, Inc. Tranche, 6.000%,
  Tranche 1, 6.750%, 3/17/15                    332        338      6/4/16                                      2,925      2,940
Nuveen Investments, Inc.                                          ServiceMaster Co. (The)
  Tranche B, 3.296%, 11/13/14                 1,245      1,192      Tranche DD, 2.770%, 7/24/14                   786        755
  Tranche, 0.000%, 5/13/17                    1,455      1,461      Tranche, 2.780%, 7/24/14                    7,890      7,586
Pinnacle Foods Finance LLC Tranche,                               Swift Transportation Co., Inc. (The)
  2.832%, 4/2/14                              2,402      2,359      Tranche B, 6.750%, 12/21/16                 1,875      1,884
                                                     ---------
                                                        27,838
                                                     ---------

                                                                12


                                               VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                  SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          PAR VALUE    VALUE                                               PAR VALUE    VALUE
                                          ---------  ---------                                             ---------  ---------
INDUSTRIALS--(CONTINUED)                                         MATERIALS--(CONTINUED)
TransUnion LLC Tranche, 6.750%, 6/15/17   $   3,706  $   3,770   Berry Plastics Group, Inc. Tranche C,
                                                     ---------     2.284%, 4/3/15                          $   3,635  $   3,441
                                                        46,485   Building Materials Holding Corp. of
                                                     ---------     America Tranche, 3.063%, 2/22/14              392        394
INFORMATION TECHNOLOGY--1.8%                                     General Chemical Corp. Tranche B,
Avaya, Inc. Tranche B-1, 3.034%,                                   7.000%, 10/6/15                             4,908      4,979
  10/24/14                                    4,667      4,438   Huntsman International LLC Tranche B,
CCC Information Services Tranche,                                  1.780%, 4/19/14                             2,106      2,075
  5.500%, 11/11/15                              425        429   Ineos Holdings Ltd.
CDW Corp. Tranche, 0.000%, 7/15/17            2,803      2,786     Tranche B-2, 7.501%, 12/16/13               1,163      1,199
Dresser, Inc. Tranche, 6.195%, 5/4/15         3,605      3,608     Tranche C-2, 8.001%, 12/16/14               1,330      1,379
DynCorp International LLC Tranche,                               Momentive Performance Materials, Inc.
  6.250%, 7/7/16                              4,449      4,491     Tranche B-1 2.563%, 12/4/13                 3,969      3,878
Fidelity National Information Services,                          Nalco Co. Tranche B-1, 4.500%, 10/5/17        1,220      1,233
  Inc. Tranche B, 5.250%, 7/18/16             1,217      1,234   New Sunward Holding BV Tranche B,
First Data Corp.                                                   4.760%, 2/14/14                             3,562      3,313
  Tranche B-2, 3.011%, 9/24/14                  466        432   Novelis, Inc. Tranche, 5.250%, 12/17/16       2,425      2,460
  Tranche B-3, 3.011%, 9/24/14                6,526      6,047   Pinafore LLC Tranche B, 5.250%, 9/29/16         839        851
  Tranche B-1, 3.011%, 9/24/14                1,873      1,735   Smurfit-Stone Container Enterprise
Freescale Semiconductor, Inc. Tranche,                             Tranche, 6.750%, 7/15/16                    1,617      1,647
  4.508%, 12/1/16                             7,317      7,087   Solutia, Inc. Tranche, 4.500%, 3/17/17        1,807      1,821
Infor Enterprise Solutions Holdings,                                                                                  ---------
  Inc.                                                                                                                   37,663
  Tranche, 6.020%, 7/28/15                    4,552      4,395                                                        ---------
  Tranche, 6.020%, 7/28/15                    2,375      2,293   TELECOMMUNICATION SERVICES--0.5%
MedAssets, Inc. Tranche, 5.250%,                                 Level 3 Communications, Inc.
  11/16/16                                    1,250      1,259   Tranche A, 2.539%, 3/13/14                    8,362      7,933
MSCI, Inc. Tranche, 4.750%, 6/1/16              811        818   Tranche B, 11.500%, 3/13/14                   1,044      1,131
NuSil Technology LLC Tranche B, 6.000%,                          nTelos, Inc. Tranche B, 5.750%, 8/7/15        5,258      5,285
  2/18/15                                     2,199      2,202   U.S. TelePacific Corp. Tranche, 9.250%,
Reynolds & Reynolds Co. (The) Tranche,                             8/17/15                                     3,474      3,513
  5.250%, 4/21/17                             1,256      1,266                                                        ---------
SkillSoft Corp. Tranche, 6.500%, 5/26/17      3,045      3,075                                                           17,862
Spansion LLC Tranche, 6.500%, 2/9/15          3,705      3,761                                                        ---------
Springboard Finance LLC Tranche, 7.000%,                         UTILITIES--0.5%
  2/23/15                                     3,787      3,805   New Development Holdings LLC Tranche,
Towerco Finance LLC Tranche, 6.125%,                               7.000%, 7/3/17                              4,892      4,983
  11/24/14                                    2,475      2,505   NRG Energy, Inc.
Transaction Network Services, Inc.                                 Tranche, 2.025%, 2/1/13                     4,533      4,509
  Tranche, 6.000%, 11/18/15                   2,562      2,577     Letter of Credit 2.053%, 2/1/13             2,863      2,848
                                                     ---------   Texas Competitive Electric Holdings Co.,
                                                        60,243     LLC
                                                     ---------     Tranche B-2, 3.764%, 10/10/14               2,227      1,727
MATERIALS--1.1%                                                    Tranche B-3, 3.764%, 10/10/14               3,954      3,061
Anchor Glass Container Corp.                                                                                          ---------
  Tranche, 6.000%, 3/2/16                     3,715      3,730                                                           17,128
  Tranche, 10.000%, 9/2/16                    3,975      3,977   --------------------------------------------------------------
Baker (J.T.) Holdings, Inc. Tranche,                             TOTAL LOAN AGREEMENTS
  6.250%, 10/7/16                             1,273      1,286   (IDENTIFIED COST $356,161)                             367,398
                                                                 --------------------------------------------------------------

                                                                 13

                                               VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                  SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                           SHARES      VALUE      PIK   Payment-in-Kind Security
                                         ----------  ----------   REIT  Real Estate Investment Trust
PREFERRED STOCK--0.3%
                                                                  FOREIGN CURRENCIES:
FINANCIALS--0.3%                                                  AUD   Australian Dollar
Ally Financial, Inc. 144A 7.00%(4)              702  $      663   BRL   Brazil Real
Banco Bilbao Vizcaya Argentaria S.A.                              CND   Canadian Dollar
  International Preferred S.A.                                    COP   Colombian Peso
  Unipersonal 5.92%(3)                        5,835       4,435   EUR   European Currency Unit
Banco do Brasil SA 144A 8.50%(3)(4)             700         806   IDR   Indonesian Rupiah
JPMorgan Chase & Co. Series 1 7.90%(3)        3,360       3,572   KRW   Korean Won
---------------------------------------------------------------   NOK   Norwegian Krone
TOTAL PREFERRED STOCK                                             NZD   New Zealand Dollar
(IDENTIFIED COST $9,068)                                  9,476   PLZ   Polish Zloty
---------------------------------------------------------------   SEK   Swedish Krona
EXCHANGE-TRADED FUNDS--0.0%                                       TRY   New Turkish Lira
                                                                  ZAR   South Africa Rand
iShares FTSE/Xinhua China 25 Index Fund      38,558       1,661
---------------------------------------------------------------   FOOTNOTE LEGEND:
TOTAL EXCHANGE-TRADED FUNDS                                       (1)   Federal Income Tax Information : For tax information
(IDENTIFIED COST $1,690)                                  1,661         at December 31, 2010 , see Note 2 Federal Income Tax
---------------------------------------------------------------         Information in the Notes to Schedules of Investments.
COMMON STOCKS--0.1%                                               (2)   Non-income producing.
                                                                  (3)   Variable or step coupon security; interest rate shown
FINANCIALS--0.1%                                                        reflects the rate in effect at December 31, 2010.
CIT Group, Inc. (2)                          26,344       1,241   (4)   Security exempt from registration under Rule 144A of
                                                     ----------         the Securities Act of 1933. These securities may be
INDUSTRIALS--0.0%                                                       resold in transactions exempt from registration,
Building Materials Holding Corp. (2)(6)     677,817         495         normally to qualified institutional buyers. At
                                                     ----------         December 31, 2010, these securities amounted to a
---------------------------------------------------------------         value of $742,289 or 21.8% of net assets.
TOTAL COMMON STOCKS                                               (5)   Regulation S security. Security is offered and sold
(IDENTIFIED COST $1,987)                                  1,736         outside of the United States, therefore, it is exempt
---------------------------------------------------------------         from registration with the SEC under rules 903 and 904
TOTAL LONG TERM INVESTMENTS--98.2%                                      of the Securities Act of 1933.
(IDENTIFIED COST $3,192,245)                          3,344,647   (6)   Illiquid security.
---------------------------------------------------------------   (7)   Illiquid and restricted security. For acquisition
SHORT-TERM INVESTMENTS--1.0%                                            information, see Note 2 " Illiquid and Restricted
                                                                        Securities" in the Notes to Schedules of Investments.
MONEY MARKET MUTUAL FUNDS--1.0%                                   (8)   No contractual maturity date
BlackRock Liquidity Funds TempFund                                (9)   Interest payments may be deferred.
  Portfolio - Institutional Shares                                (10)  Issuer may elect not to pay interest causing the
  (seven-day effective yield 0.170%)     33,332,698      33,333         payment to be forfeited and no longer due. The issuer
                                                     ----------         has not invoked this election since the fund purchased
---------------------------------------------------------------         this security.
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $33,333)                                33,333
---------------------------------------------------------------
TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $3,225,578)                          3,377,980(1)

Other Assets and Liabilities--0.8%                       26,256
                                                     ----------
NET ASSETS--100.0%                                   $3,404,236
                                                     ==========

ABBREVIATIONS:

FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA  Federal National Mortgage Association ("Fannie Mae").
GNMA  Government National Mortgage Association ("Ginnie Mae")
NATL  National Public Finance Guarantee Corp.

                                                                 14

                                              VIRTUS MULTI-SECTOR SHORT TERM BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
---------------------------------------------------------
United States (includes short-term investments)     79%
South Korea                                          3
Australia                                            2
Canada                                               2
Brazil                                               1
Russia                                               1
United Kingdom                                       1
Other                                               11
---------------------------------------------------------
Total                                              100%
---------------------------------------------------------

+ % of total investments as of December 31, 2010

                            15

Virtus Multi-Sector Short Term Bond Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                          LEVEL 2       LEVEL 3
                                       TOTAL VALUE AT                   SIGNIFICANT   SIGNIFICANT
                                        DECEMBER 31,        LEVEL 1     OBSERVABLE    UNOBSERVABLE
                                            2010         QUOTED PRICES    INPUTS         INPUTS
--------------------------------------------------------------------------------------------------
Debt Securities:
  Asset-Backed Securities              $      407,907   $          --   $   406,465  $       1,442
  Corporate Bonds                           1,184,025              --     1,184,025             --
  Foreign Government Securities               358,077              --       358,077             --
  Loan Agreements                             367,398              --       363,986          3,412
  Mortgage-Backed Securities                1,003,128              --     1,003,128             --
  Municipal Bonds                              11,239              --        11,239             --
Equity Securities:
  Common Stocks                                 1,736           1,241            --            495
  Exchange-Traded Funds                         1,661           1,661            --             --
  Preferred Stock                               9,476              --         9,476             --
  Short-Term Investments                       33,333          33,333            --             --
--------------------------------------------------------------------------------------------------
Total Investments                      $    3,377,980   $      36,235 $   3,336,396   $      5,349
--------------------------------------------------------------------------------------------------

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                    Asset-
                                                   Backed     Credit Linked      Loan      Common
INVESTMENTS IN SECURITIES              TOTAL     Securities       Notes       Agreements   Stock
                                     ---------   ----------   -------------   ----------   ------
BALANCE AS OF SEPTEMBER 30, 2010:    $  15,353   $    1,166   $       9,236   $    4,456   $  495

Accrued Discount/(Premium)                 118            1              42           75       --

Realized Gain (Loss)                       343          201             142           --       --

Change in Unrealized Appreciation
  (Depreciation)                           239           76             276         (113)      --

Net Purchases/(Sales) (b)                3,152           (2)          3,154           --       --

Transfers In and/or Out of
  Level 3 (a)                          (13,856)          --         (12,850)      (1,006)      --
                                     ---------   ----------   -------------   ----- ----   ------

BALANCE AS OF DECEMBER 31, 2010      $   5,349   $    1,442   $          --   $    3,412   $  495
                                     =========   ==========   =============   ==========   ======

(a) "Transfers in and/or out" represent the ending value as of December 31. 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)   Includes paydowns on securities.


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                   VIRTUS PREMIUM ALPHASECTORSM FUND
                                                        SCHEDULE OF INVESTMENTS
                                                     DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                            SHARES      VALUE        (3)   Represents security purchased with cash collateral
                                          ----------  ---------            received for securities on loan.
EXCHANGE-TRADED FUNDS--99.2%

Consumer Discretionary
  Select Sector SPDR Fund                  1,468,100  $  54,922
Consumer Staples Select Sector SPDR Fund   1,898,300     55,639
Energy Select Sector SPDR Fund(2)            823,600     56,211
Financial Select Sector SPDR Fund(2)       3,637,700     58,021
Industrial Select Sector SPDR Fund(2)      1,606,800     56,077
Materials Select Sector SPDR Fund          1,466,200     56,449
Technology Select Sector SPDR Fund         2,232,700     56,219
Utilities Select Sector SPDR Fund(2)       1,756,700     55,055
---------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $421,148)                              448,593
---------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $421,148)                              448,593
---------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.9%

MONEY MARKET MUTUAL FUNDS--0.9%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.170%)       4,008,702      4,009
---------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,009)                                  4,009
---------------------------------------------------------------
SECURITIES LENDING COLLATERAL--21.1%

MONEY MARKET MUTUAL FUNDS--21.1%
BlackRock Institutional Money
  Market Trust (seven-day effective
  yield 0.264%)(3)                         9,390,074      9,390
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares
  (seven-day effective yield 0.176%)(3)   86,216,726     86,217
---------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $95,607)                                95,607
---------------------------------------------------------------

TOTAL INVESTMENTS--121.2%
(IDENTIFIED COST $520,764)                              548,209(1)

Other assets and
  liabilities, net--(21.2)%                             (95,871)
                                                      ---------
NET ASSETS--100.0%                                    $ 452,338
                                                      =========

ABBREVIATIONS:
SPDR  S&P Depositary Receipt

FOOTNOTE LEGEND:
(1)   Federal Income Tax Information: For tax information at
      December 31, 2010, see Note 3 Federal Income Tax
      Information in the Notes to Schedules of Investments.

(2)   All or a portion of security is on loan.

                                                                 1

Virtus Premium AlphaSector Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                        LEVEL 2
                                     TOTAL VALUE AT                   SIGNIFICANT
                                      DECEMBER 31,       LEVEL 1       OBSERVABLE
                                         2010         QUOTED PRICES      INPUTS
---------------------------------------------------------------------------------
Equity Securities:
  Exchange-Traded Funds              $      448,593   $     448,593   $        --
  Securities Lending Collateral              95,607          86,217         9,390
  Short-Term Investments                      4,009           4,009            --
---------------------------------------------------------------------------------
Total Investments                    $      548,209   $     538,819   $     9,390
---------------------------------------------------------------------------------

There are no Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                 VIRTUS REAL ESTATE SECURITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                            SHARES      VALUE                                                    SHARES      VALUE
                                          ----------  ---------                                                ----------  ---------
COMMON STOCKS--98.7%                                                 REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
REAL ESTATE INVESTMENT TRUSTS--98.7%
DIVERSIFIED--4.4%                                                    RESIDENTIAL--17.9%
Vornado Realty Trust                         527,967  $  43,995      APARTMENTS--16.6%
---------------------------------------------------------------      American Campus Communities, Inc.            189,919  $   6,032
TOTAL DIVERSIFIED                                        43,995      Apartment Investment &
---------------------------------------------------------------        Management Co. Class A                     667,457     17,247
                                                                     AvalonBay Communities, Inc.                  283,956     31,959
HEALTH CARE--9.9%                                                    BRE Properties, Inc.                         189,903      8,261
HCP, Inc.                                    816,471     30,038      Campus Crest Communities, Inc.               363,766      5,100
Health Care REIT, Inc.                       405,429     19,314      Equity Residential                         1,108,579     57,591
Nationwide Health Properties, Inc.           688,506     25,048      Essex Property Trust, Inc.                   202,052     23,078
Ventas, Inc.                                 472,824     24,814      UDR, Inc.                                    747,464     17,580
---------------------------------------------------------------                                                            ---------
TOTAL HEALTH CARE                                        99,214                                                              166,848
---------------------------------------------------------------                                                            ---------

INDUSTRIAL/OFFICE--22.8%                                             MANUFACTURED HOMES--1.3%
                                                                     Equity Lifestyle Properties, Inc.            242,331     13,554
INDUSTRIAL--4.8%                                                     ---------------------------------------------------------------
AMB Property Corp.                           560,650     17,778      TOTAL RESIDENTIAL                                       180,402
ProLogis                                   2,107,645     30,434      ---------------------------------------------------------------
                                                      ---------
                                                         48,212      RETAIL--26.0%
                                                      ---------
MIXED--2.6%                                                          REGIONAL MALLS--14.6%
Duke Realty Corp.                          1,161,891     14,477      General Growth Properties, Inc.            1,021,410     15,811
Liberty Property Trust                       358,230     11,435      Macerich Co. (The)                           609,475     28,871
                                                      ---------      Simon Property Group, Inc.                   925,906     92,118
                                                         25,912      Taubman Centers, Inc.                        194,680      9,828
                                                      ---------                                                            ---------
OFFICE--15.4%                                                                                                                146,628
Alexandria Real Estate Equities, Inc.        259,875     19,038                                                            ---------
BioMed Realty Trust, Inc.                    887,481     16,552
Boston Properties, Inc.                      520,183     44,788      SHOPPING CENTERS--11.4%
Corporate Office Properties Trust            480,194     16,783      Developers Diversified Realty Corp.        1,291,817     18,202
Kilroy Realty Corp.                          631,525     23,032      Federal Realty Investment Trust              153,430     11,957
Mack-Cali Realty Corp.                       391,536     12,944      Kimco Realty Corp.                         2,118,375     38,216
SL Green Realty Corp.                        323,291     21,825      Regency Centers Corp.                        342,740     14,477
                                                      ---------      Tanger Factory Outlet Centers                181,678      9,300
                                                        154,962      Weingarten Realty Investors                  945,300     22,460
---------------------------------------------------------------                                                            ---------
TOTAL INDUSTRIAL/OFFICE                                 229,086                                                              114,612
---------------------------------------------------------------      ---------------------------------------------------------------
                                                                     TOTAL RETAIL                                            261,240
LODGING/RESORTS--6.8%                                                ---------------------------------------------------------------
Host Hotels & Resorts, Inc.                2,689,752     48,066
LaSalle Hotel Properties                     466,511     12,316      SELF STORAGE--6.6%
Starwood Hotels & Resorts Worldwide, Inc.     82,660      5,024      Extra Space Storage, Inc.                  1,252,890     21,800
Sunstone Hotel Investors, Inc.(2)            300,330      3,102      Public Storage                               438,723     44,496
---------------------------------------------------------------      ---------------------------------------------------------------
TOTAL LODGING/RESORTS                                    68,508      TOTAL SELF STORAGE                                       66,296
---------------------------------------------------------------      ---------------------------------------------------------------

                                                                     SPECIALTY--4.3%
                                                                     Digital Realty Trust, Inc.                   613,315     31,610

                                                                  1

                                                  VIRTUS REAL ESTATE SECURITIES FUND
                                                  SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                            SHARES       VALUE
                                          ----------   ---------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)

Entertainment Properties Trust               257,529  $   11,911
----------------------------------------------------------------
TOTAL SPECIALTY                                           43,521
================================================================
TOTAL COMMON STOCKS
(IDENTIFIED COST $633,248)                               992,262
----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $633,248)                               992,262

SHORT-TERM INVESTMENTS--0.6%

MONEY MARKET MUTUAL FUNDS--0.6%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.170%)       6,571,653       6,572
----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,571)                                   6,572
----------------------------------------------------------------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $639,819)                               998,834(1)
Other assets and liabilities, net--0.7%                    6,615
                                                      ----------
NET ASSETS--100.0%                                    $1,005,449
                                                      ==========

FOOTNOTE LEGEND:
(1)   Federal Income Tax Information : For tax information at
      December 31, 2010 , see the Federal Income Tax Information
      Note 3 in the Notes to Schedules of Investments.

(2)   Non-income producing.

                                                                 2

Virtus Real Estate Securities Fund

The following table provides a summary of inputs used to value the Fund's investments as of December 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                   TOTAL VALUE AT
                                     DECEMBER 31,       LEVEL 1
                                         2010        QUOTED PRICES
------------------------------------------------------------------
Equity Securities:
  Real Estate Investment Trusts    $      992,262    $     992,262
  Short-Term Investments                    6,572            6,572
------------------------------------------------------------------
Total Investments                  $      998,834    $     998,834
------------------------------------------------------------------

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                             PAR VALUE     VALUE                                                  PAR VALUE   VALUE
                                             ---------    -------                                                 ---------  -------
FOREIGN GOVERNMENT SECURITIES--0.6%                                ENERGY--1.4%
                                                                   Alta Mesa Holdings LP/Alta Mesa Finance
Bolivarian Republic of Venezuela RegS                                Services Corp. 144A 9.625%, 10/15/18 (3)     $     400  $   390
  5.750%, 2/26/16 (4)                        $   1,500    $ 1,065  Carrizo Oil & Gas, Inc. 144A 8.625%,
Republic of Argentina PIK Interest                                   10/15/18 (3)                                       450      466
  Capitalization 8.280%, 12/31/33                  488        455  Coffeyville Resources Inc. LLC / Coffeyville
-----------------------------------------------------------------    Finance, Inc., 144A 10.875%, 4/1/17 (3)            700      756
TOTAL FOREIGN GOVERNMENT SECURITIES                                Hercules Offshore, Inc. 144A 10.500%,
(IDENTIFIED COST $ 1,516)                                  1 ,520    10/15/17 (3)                                       685      570
-----------------------------------------------------------------  Hilcorp Energy I LP / Hilcorp Finance Co.
ASSET-BACKED SECURITIES--0.1%                                        144A 7.750%, 11/1/15 (3)                           400      415
                                                                   OPTI Canada, Inc. 144A 9.000%, 12/15/12 (3)          400      403
Harley-Davidson Motorcycle Trust 07-2, C                           Western Refining, Inc. 144A 10.750%, 6/15/14
  5.410%, 8/15/15                                  170        176    (2)(3)                                             325      348
-----------------------------------------------------------------                                                            -------
TOTAL ASSET-BACKED SECURITIES                                                                                                  3,348
(IDENTIFIED COST $ 138)                                       176                                                            -------
-----------------------------------------------------------------
CORPORATE BONDS--7.7%                                              FINANCIALS--0.9%
                                                                   CIT Group, Inc. 7.000%, 5/1/16                       425      427
CONSUMER DISCRETIONARY--1.1%                                       Ford Motor Credit Co., LLC
American Axle & Manufacturing Holdings, Inc.                         8.700%, 10/1/14                                    140      158
  144A 9.250%, 1/15/17 (3)                         350        393    6.625%, 8/15/17                                    205      216
Boyd Gaming Corp. 144A 9.125%, 12/1/18 (3)         150        149  International Lease Finance Corp. 4.750%,
Caesar's Entertainment Operating Co., Inc.                           1/13/12                                            350      354
  11.250%, 6/1/17                                  140        158  Landry's Holdings, Inc. 144A 11.500%,
  144A 12.750%, 4/15/18(3)                          80         81    6/1/14 (3)                                         200      197
Cengage Learning Acquisitions, Inc. 144A                           Petroplus Finance Ltd. 144A 6.750%, 5/1/14 (3)       350      324
  10.500%, 1/15/15 (3)                             450        467  SLM Corp. 8.450%, 6/15/18                            475      494
Eastman Kodak Co. 7.250%, 11/15/13                  55         54                                                            -------
Gateway Casinos & Entertainment Ltd. 144A                                                                                      2,170
  8.875%, 11/15/17 (3)                             140CAD     145                                                            -------
inVentiv Health, Inc. 144A 10.000%,
  8/15/18 (3)                                      270        271  HEALTH CARE--0.2%
Isle of Capri Casinos, Inc. 7.000%,                                Rotech Healthcare, Inc. 144A 10.750%,
  3/1/14                                           300        296    10/15/15 (3)                                       100      103
Landry's Restaurants, Inc. 11.625%,                                Select Medical Corp. 7.625%, 2/1/15                  450      453
  12/1/15                                          166        178                                                            -------
Libbey Glass, Inc. 144A 10.000%,                                                                                                 556
  2/15/15 (3)                                       75         81                                                            -------
MGM Resorts International, Inc. 10.375%,
  5/15/14                                           47         53  INDUSTRIALS--1.2%
Universal City Development Partners Ltd. /                         AWAS Aviation Capital Ltd. 144A 7.000%,
  Universal City Development Partners                                10/15/16 (3)                                     1,000      996
  Finance, Inc.                                                    Global Aviation Holdings Ltd. 144A 14.000%,
  8.875%, 11/15/15                                  45         48    8/15/13 (3)                                        730      792
  10.875%, 11/15/16                                300        329  Kratos Defense & Security Solutions, Inc.
                                                          -------    10.000%, 6/1/17                                    350      389
                                                            2,703  Liberty Tire Recycling 144A 11.000%,
                                                          -------    10/1/16 (3)                                        165      177
                                                                   PharmaNet Development Group, Inc. 144A
CONSUMER STAPLES--0.1%                                               10.875%, 4/15/17 (3)                               415      434
American Achievement Corp. 144A 10.875%,                                                                                     -------
    4/15/16 (3)                                    300        308                                                              2,788
                                                          -------                                                            -------

                                                                   INFORMATION TECHNOLOGY--0.5%
                                                                   Freescale Semiconductor, Inc. 10.125%,
                                                                      12/15/16                                          450      476

                                                                  1

                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                             PAR VALUE     VALUE                                                  PAR VALUE   VALUE
                                             ---------    -------                                                 ---------  -------
INFORMATION TECHNOLOGY--(CONTINUED)                                CONSUMER DISCRETIONARY--(CONTINUED)
Sorenson Communications, Inc. 144A 10.500%,                        Atlantic Broadband Finance LLC Tranche B,
  2/1/15 (3)                                 $     750    $   461    5.000%, 11/27/15                             $     965  $   974
Spansion LLC 144A 7.875%, 11/15/17 (3)             275        273  Atrium Cos., Inc. Tranche, 7.000%, 4/30/16           995      968
SunGard Data Systems, Inc. 144A 7.375%,                            Bourland & Leverich Supply Co. LLC Tranche,
  11/15/18 (3)                                      70         71    11.000%, 8/19/15                                   326      334
                                                          -------  Bresnan Broadband Holdings LLC Tranche B,
                                                            1,281    4.500%, 12/14/17                                 1,000    1,007
                                                          -------  Caesars Entertainment Operating Co., Inc.
                                                                     Tranche B-2, 3.288%, 1/28/15                     1,630    1,478
MATERIALS--1.6%                                                      Tranche B-4, 9.500%, 10/31/16                      579      612
ABI Escrow Corp. 144A 10.250%, 10/15/18 (3)        350        385  Carmike Cinemas, Inc. Tranche, 5.500%,
Ardagh Packaging Finance plc 144A 7.375%,                            1/27/16                                            896      901
  10/15/17 (3)                                     250        259  CDW LLC Tranche, 4.260%, 10/10/14                  1,992    1,971
Catalyst Paper Corp. 7.375%, 3/1/14                300        225  Cengage Learning Acquisitions, Inc.
Ineos Group Holdings plc 144A 8.500%,                                Tranche, 2.550%, 7/3/14                            895      846
  2/15/16 (3)                                      750        718  Charter Communications Operating LLC
Lyondell Chemical Co. 11.000%, 5/1/18              499        568    Tranche B-1, 2.270%, 3/6/14                        132      130
Solo Cup Co. 8.500%, 2/15/14                       550        498    Tranche C, 3.560%, 9/6/16                        2,273    2,242
Verso Paper Holdings LLC / Verso Paper, Inc.                       Citadel Broadcasting Corp. Tranche,
  11.500%, 7/1/14                                  365        402    4.250%, 12/30/16                                 1,700    1,710
  Series B, 4.037%, 8/1/14(2)                      500        453  Clear Channel Communications, Inc.
  Series B, 11.375%, 8/1/16                        210        212    Tranche B, 3.911%, 1/29/16                         520      453
                                                          -------  CSC Holdings, LLC Tranche B-2, 2.011%,
                                                            3,720    3/29/16                                            802      806
                                                          -------  Cumulus Media, Inc. Tranche, 4.011%,
                                                                     6/11/14                                            729      680
TELECOMMUNICATION SERVICES--0.7%                                   Dana Holding Corp. Tranche, 4.520%,
Clearwire Communications LLC / Clearwire                             1/30/15                                            934      942
  Finance, Inc.                                                    Dave & Busters, Inc. Tranche, 6.000%,
  144A 12.000%, 12/1/15(3)                         375        407    6/1/16                                             995      996
  144A 12.000%, 12/1/15(3)                         100        108  DineEquity, Inc. Tranche, 6.000%,
ITC DeltaCom, Inc. 10.500%, 4/1/16                 700        765    10/19/17                                         1,088    1,106
Level 3 Financing, Inc. 4.344%, 2/15/15(2)         200        174  Dunkin Brands, Inc. Tranche B, 5.750%,
Nextel Communications, Inc. Series D 7.375%,                         11/23/17                                         1,200    1,216
  8/1/15                                           300        302  Emmis Operating Co. Tranche B, 4.283%,
                                                          -------    11/1/13                                          1,162    1,026
                                                            1,756  FIilmyard Holdings LLC Tranche, 7.750%,
-----------------------------------------------------------------    6/22/16                                            460      464
TOTAL CORPORATE BONDS                                              Focus Brands, Inc. Tranche, 7.250%,
(IDENTIFIED COST $17,730)                                  18,630    11/5/16                                            918      929
-----------------------------------------------------------------  Ford Motor Co.
LOAN AGREEMENTS(2)--88.3%                                            Tranche, 3.020%, 12/15/13                          600      597
                                                                     Tranche B-1, 3.040%, 12/15/13                    1,432    1,431
CONSUMER DISCRETIONARY--29.0%                                      Gateway Casinos & Entertainment Ltd.
24 Hour Fitness Worldwide, Inc. Tranche B,                           Tranche B, 6.500%, 11/2/15                        412CAD    417
  6.750%, 4/22/16                                  995        968  Getty Images, Inc. Tranche, 5.250%,
Advantage Sales & Marketing, Inc.                                    11/7/16                                          1,227    1,239
  Tranche, 5.250%, 12/18/17                        258        259  Guitar Center, Inc. Tranche, 3.770%,
  Tranche, 9.250%, 6/18/18                         615        620    10/9/14                                            525      491
AMF Bowling Worldwide, Inc. Tranche B,                             Gymboree Corp. (The) Tranche, 5.500%,
  2.763%, 6/7/13                                   554        496    11/23/17                                         1,350    1,360
                                                                   HHI Group Holdings LLC Tranche, 10.500%,
                                                                     3/30/15                                            578      589
                                                                   Intelsat Jackson Holding Ltd.
                                                                     Tranche, 3.290%, 2/1/14                          1,000      953

                                                                 2

                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)


                                             PAR VALUE     VALUE                                                  PAR VALUE   VALUE
                                             ---------    -------                                                 ---------  -------
CONSUMER DISCRETIONARY--(CONTINUED)                                CONSUMER DISCRETIONARY--(CONTINUED)
  Tranche, 5.250%, 4/3/18                    $   1,000    $ 1,012  Remy International, Inc. Tranche B, 6.250%,
Intelstat Corp.                                                      12/16/16                                     $     500  $   504
  Tranche B-2-C, 2.790%, 1/3/14                    188        187  Sabre, Inc. Tranche, 2.288%, 9/30/14                 990      910
  Tranche B-2-B, 2.790%, 1/3/14                    188        187  Sidera Networks, Inc. Tranche, 6.500%,
  Tranche B-2-A, 2.790%, 1/3/14                    188        188    8/26/16                                          1,148    1,148
Inventiv Health, Inc. Tranche B,                                   Sinclair Television Group, Inc. Tranche B,
  6.500%, 8/4/16                                   275        277    5.500%, 10/29/15
Isle of Capri Casinos, Inc.                                                                                             470      477
  Tranche DD-A, 5.000%, 11/25/13                   208        209  Six Flags Theme Parks, Inc. Tranche B,
  Tranche, 5.000%, 11/25/13                        592        593    5.500%, 6/30/16                                  1,693    1,710
  Tranche DD-B, 5.000%, 11/25/13                   237        237  Sports Authority, Inc. (The) Tranche B,
Lamar Media Corp. Tranche B,                                         7.500%, 11/16/17                                   600      601
  4.250%, 12/30/16                               1,347      1,360  Tenneco, Inc. Tranche B, 5.053%, 6/3/16              498      503
Landry's Restaurant, Inc. Tranche,                                 Toys "R" Us, Inc. Tranche, 6.000%, 9/1/16          1,119    1,131
  6.850%, 11/30/13                                 823        828  Transtar Industries, Inc.
Las Vegas Sands LLC                                                  Tranche, 6.250%, 12/21/16                        1,000    1,014
  Tranche DD-I, 2.030%, 5/23/14                     76         75    Tranche, 10.750%, 12/21/17                         450      445
  Tranche B, 2.030%, 5/23/14                       372        363  Travelport LLC Tranche, 4.963%, 8/21/15            1,086    1,025
  Tranche B, 3.030%, 11/23/16                      621        598  United Components, Inc. Tranche, 6.250%,
  Tranche DD-I, 3.030%, 11/23/16                   125        121    3/23/17                                            663      672
Leslie's Poolmart Tranche B, 6.000%,                               Universal City Development Partners Ltd.
  11/30/17                                       1,025      1,035    Tranche, 5.500%, 11/6/14                           833      842
MCC Iowa LLC Tranche F, 4.500%, 10/23/17           995        991  Univision Communications, Inc. Tranche,
Mediacom Illinois LLC Tranche D, 5.500%,                             4.511%, 3/31/17                                  2,286    2,178
  3/31/17                                        1,346      1,346  Visant Corp. Tranche B, 7.000%, 12/22/16           1,662    1,685
Metaldyne LLC Tranche, 7.750%, 10/22/16            698        706  Vision Solutions, Inc. Tranche, 7.750%,
MGM Mirage Tranche E, 7.000%, 2/21/14              989        940    7/23/16                                            481      479
Michaels Stores, Inc. Tranche B-2, 4.813%,                         VML U.S. Finance LLC
  7/31/16                                        1,383      1,386    Tranche DD-B, 4.800%, 5/25/12                      152      152
Midcontinent Communications Tranche B,                               Tranche B, 4.800%, 5/27/13                         511      512
  6.750%, 12/31/16                                 818        828  VWR Funding, Inc. Tranche, 2.761%, 6/30/14           738      718
Neiman Marcus Group, Inc. (The)                                                                                              -------
  Tranche B-2, 4.303%, 4/6/16                    2,215      2,199                                                             69,920
Nielsen Finance LLC                                                CONSUMER STAPLES--3.8%                                    -------
  Tranche A, 2.264%, 8/9/13                        634        629
  Tranche B, 4.014%, 5/1/16                      1,603      1,605  Amscan Holdings, Inc. Tranche, 7.500%,
OSI Restaurant Partners, LLC                                         12/2/17                                            998    1,000
  Tranche RC, 0.122%, 6/14/13                       83         80  Dean Foods Co. Tranche B, 3.310%, 4/2/16             995      973
  Tranche, 4.500%, 6/14/14                         860        823  Diversey, Inc. Tranche B, 5.250%,
Ozburn-Hessey Holding Co., LLC Tranche,                              11/24/15                                           214      216
  7.500%, 4/8/16                                   893        906  Green Mountain Coffee Roasters, Inc.
Pelican Products Tranche, 5.750%,                                    Tranche B, 5.500%, 12/16/16                      1,500    1,502
  11/30/16                                       1,000      1,007  Michael Foods Group, Inc. Tranche B, 6.250%,
PetCo Animal Supplies, Inc. Tranche,                                 6/29/16                                            563      571
  6.000%, 11/24/17                               1,000      1,003  Revlon Consumer Products Corp. Tranche,
Pilot Travel Centers LLC Tranche B,                                  6.000%, 3/11/15                                  1,022    1,028
  5.250%, 6/30/16                                  280        284  Reynolds Group Holdings Ltd.
                                                                     Tranche, 6.250%, 5/5/16                            573      578
                                                                     Tranche, 6.750%, 5/5/16                            535      541


                                                             3

                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                       PAR VALUE     VALUE                                             PAR VALUE     VALUE
                                       ---------   ---------                                           ---------   ---------
CONSUMER STAPLES--(CONTINUED)                                  FINANCIALS--(CONTINUED)
Rite Aid Corp. Tranche 3, 6.000%,                                Tranche B, 3.288%, 11/13/14           $     680   $     652
  6/4/14                               $   1,284   $   1,278     Tranche, 5.792%, 5/31/17                  1,545       1,499
Spectrum Brands, Inc. Tranche, 8.000%,                         Pinnacle Foods Finance LLC Tranche,
  6/16/16                                    503         514     2.761%, 4/2/14                            1,080       1,061
Viking Acquisition, Inc. Tranche,                              Re/Max International, Inc. Tranche,
  6.000%, 11/5/16                            460         462     5.500%, 4/16/16                             993         999
Yankee Candle Co., Inc. Tranche,                               Richard Ellis (CB) Group, Inc. Tranche B,
  2.270%, 2/6/14                             378         376     3.513%, 11/10/16                            998       1,005
                                                   ---------   Synatech Holdings, Inc. Tranche,
                                                       9,039     2.270%, 4/2/14                              792         715
                                                   ---------                                                       ---------
                                                                                                                      16,999
ENERGY--1.3%                                                                                                       ---------
Big West Oil LLC Tranche, 7.000%, 3/31/16    630         639   HEALTH CARE--10.2%
CITGO Petroleum Corp.                                          Ardent Health Services LLC
  Tranche C, 9.000%, 6/24/17                 234         245     Tranche, 6.500%, 9/15/15                    894         896
Helix Energy Solutions Group,                                  Aveta, Inc. Tranche, 8.500%, 4/14/15          465         461
  Inc. Tranche, 2.511%, 7/1/13               633         630   Bausch & Lomb, Inc.
Hercules Offshore LLC                                            Tranche DD, 3.511%, 4/24/15                  94          94
  Tranche, 6.000%, 7/11/13                   805         755     Tranche, 3.511%, 4/24/15                    388         388
Venoco, Inc. Tranche, 4.313%, 5/7/14         986         950   Biomet, Inc. Tranche B, 3.275%, 3/25/15     1,750       1,748
                                                   ---------   Butler Animal Health Supply
                                                       3,219     LLC Tranche, 5.500%, 12/31/15               743         746
                                                   ---------   Catalent Pharma Solutions, Inc.
                                                                 Tranche, 2.511%, 4/10/14                    990         950
FINANCIALS--7.1%                                               Community Health Systems, Inc.
AGFS Funding Co. Tranche, 7.250%, 4/21/15  1,450       1,474     Tranche, 2.544%, 7/25/14                    788         770
Agile Property Holdings Ltd.                                     Tranche DD, 2.544%, 7/25/14                  41          40
  Tranche, 3.011%, 1/25/13                   375         341     Tranche, 3.794%, 1/25/17                    895         893
Asurion Corp. 0.000%, 7/3/14                 350         334   Convatec Ltd. Tranche, 0.000%, 12/22/16     1,000       1,012
  Tranche B-2, 6.750%, 3/31/15               525         528   CRC Health Corp. Tranche, 2.553%, 2/6/13      988         961
Bass Pro Group LLC                                             Davita, Inc. Tranche B 4.500%, 10/20/16     1,000       1,011
  Tranche B 5.150%, 4/10/15                  496         498   Generic Drug Holdings, Inc.
CIT Group, Inc. Tranche  3, 6.250%,                             Tranche DD, 6.500%, 4/8/16                   116         113
  8/11/15                                  1,270       1,299    Tranche, 6.500%, 4/8/16                      846         821
CNO Financial Group, Inc.                                      Grifols SA Tranche, 0.000%, 10/10/16        1,000       1,013
  Tranche, 7.500%, 9/30/16                 1,500       1,514   HCA, Inc.
Delos Aircraft, Inc.                                             Tranche A-1, 1.553%, 11/16/12               826         817
  Tranche 2, 7.000%, 3/17/16                 727         741     Tranche B-2, 3.553%, 3/31/17              1,850       1,852
Fifth Third Processing                                         Health Management Associates,
  Solutions LLC                                                  Inc. Tranche B, 2.053%, 2/28/14           1,063       1,046
  Tranche B, 5.500%, 11/3/16                 590         596   Medical Card Systems, Inc.
  Tranche, 8.250%, 11/3/17                   475         485     Tranche, 12.000%, 9/17/15                   260         262
First American Payment                                         MMM Holdings, Inc. Tranche, 8.500%, 4/14/15   465         461
  Systems, LP Tranche, 6.750%,  11/1/16    1,000         995   MultiPlan, Inc. Tranche, 6.500%, 8/26/17      485         490
Fortress Invest Group LLC
  Tranche, 5.750%, 10/7/15                   154         156
Green Tree Credit Solutions LLC Tranche,
  8.000%,  12/18/15                          526         525
Hertz Corp.
  Tranche B, 2.020%, 12/21/12                619         615
  Letter of Credit 2.042%, 12/21/12          115         114
International Lease Finance
  Corp. Tranche 1, 6.750%, 3/17/15           838         853
Nuveen Investments, Inc.


                                                               4

                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE     VALUE                                             PAR VALUE     VALUE
                                     ---------   ---------                                           ---------   ---------
HEALTH CARE--(CONTINUED)                                     INDUSTRIALS--(CONTINUED)
NBTY, Inc. Tranche B, 6.250%,                                  Tranche, 9.000%, 10/30/17             $     542   $     560
  10/1/17                            $     265   $     269   Harland Clarke Holdings Corp. Tranche
RehabCare Group, Inc. Tranche B,                               B, 2.803%, 6/30/14                        1,455       1,322
  6.000%, 11/24/15                         881         887   Hawker Beechcraft Aquistion Co.,
Renal Advantage Holdings, Inc.                                 LLC
  Tranche B, 5.750%, 12/17/16            1,000       1,005     Letter of Credit, 2.303%, 3/26/14            81          71
Res-Care, Inc. Tranche B,  6.250%,                             Tranche, 2.606%, 3/26/14                  1,353       1,190
  12/22/16                                 800         788   Holdings Gaming Borrower LP Tranche
Select Medical Corp. Tranche B-1,                              B-1, 12.000%, 6/30/15                        80          83
  4.034%, 8/22/14                          764         767   Interactive Data Corp . Tranche,
Sheridan Healthcare, Inc. Tranche                              6.750%, 1/29/17                             831         843
  B, 4.053%, 6/15/14                       299         293   Live Nation Entertainment, Inc.
Smile Brands, Inc. Tranche B,                                  Tranche B, 4.500%, 11/7/16                  496         497
  7.000%, 12/7/17                          750         746   Manitowoc Co., Inc. (The) Tranche
Universal Health Services, Inc.                                B, 8.000%, 11/6/14                          411         418
  Tranche B, 5.500%, 11/15/16              825         838   Protection One, Inc. Tranche, 6.000%,
Vanguard Health Holding Co.,                                   6/4/16                                    1,320       1,327
  LLC Tranche, 5.000%, 1/29/16           1,466       1,475   Quad Graphics, Inc. Tranche B, 5.500%,
Warner Chilcott Co., LLC                                       7/2/16                                      995         979
  Tranche A, 6.000%, 10/30/14              305         306   ServiceMaster Co. (The)
  Tranche B-1, 6.250%, 4/30/15             151         152     Tranche DD, 2.770%, 7/24/14                 173         166
  Tranche B-2, 6.250%, 4/30/15             251         253     Tranche, 2.770%, 7/24/14                  1,734       1,667
  (WC Luxco S.A.R.L.) Tranche                                  SI Organization, Inc. (The)
  B-3, 6.500%, 2/22/16                      21          22     Tranche B, 5.750%, 11/22/16               1,000       1,010
                                                 ---------   Swift Transportation Co., Inc.
                                                    24,646     (The) Tranche B, 6.375%, 12/21/16         1,625       1,633
                                                 ---------   TransDigm Group Tranche 5.000%,
                                                               12/6/16                                   1,000       1,011
INDUSTRIALS--10.6%                                           TransUnion LLC Tranche, 6.750%,
Advanced Disposal Sevices, Inc.                                6/15/17                                     622         633
  Tranche B, 6.000%, 1/14/15             1,485       1,504   Vertrue, Inc./ Velo Acquisition, Inc.
Alliance Laundry Holdings, Inc.                                Tranche, 3.310%, 8/16/14                    587         503
  Tranche, 6.250%, 9/30/16               1,126       1,141   Zuffa LLC Tranche, 7.500%, 6/19/15          1,025       1,055
Altegrity, Inc. Tranche, 3.054%,                                                                                 ---------
  2/21/15                                1,584       1,510                                                          25,646
ARAMARK Corp.                                                                                                    ---------
  Letter of Credit 1, 2.135%,
    1/26/14                                 18          18   INFORMATION TECHNOLOGY--13.7%
  Tranche, 2.178%, 1/26/14                 225         223   Airvana Network Solutions, Inc.
  Letter of Credit 2, 3.510%,                                  Tranche, 11.000%, 8/27/14                 1,034       1,039
    7/26/16                                 33          33   Applied Systems, Inc.
  Tranche B, 3.553%, 7/26/16               496         498     Tranche, 5.500%, 12/8/16                  1,000       1,003
Brickman Group Holdings, Inc.                                  Tranche, 9.250%, 6/8/17                     334         336
  Tranche B, 7.250%, 10/14/16            1,155       1,171   Aspect Software, Inc. Tranche B,
Bucyrus International, Inc.                                    6.250%, 5/7/16                              993       1,000
  Tranche C, 4.250%, 2/19/16               796         800   Autotrader.com, Inc. Tranche,
Ceridian Corp. Tranche, 3.271%,                                4.750%, 12/15/16                          1,200       1,209
    11/9/14                              1,551       1,480   Avaya, Inc. Tranche B-1,
CHG Healthcare Services, Inc.                                  3.034%, 10/24/14                          1,479       1,406
  Tranche, 7.250%, 10/7/16                 518         522   CCC Information Services
Goodman Global, Inc. Tranche,                                  Tranche, 5.500%, 11/11/15                   675         681
    5.750%, 10/28/16                     1,765       1,778   CDW Corp. Tranche, 5.261%, 7/15/17            500         497
                                                             CommScope, Inc. Tranche B, 2.803%,
                                                               12/26/14                                    490         490
                                                             Data Device Corp. Tranche, 7.583%,
                                                               12/6/16                                     640         634

                                                             5

                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE     VALUE                                             PAR VALUE     VALUE
                                     ---------   ---------                                           ---------   ---------
INFORMATION TECHNOLOGY--(CONTINUED)                          MATERIALS--7.9%
Dresser, Inc.                                                Anchor Glass Container Corp.
  Tranche B, 2.534%, 5/4/14          $     248   $     248     Tranche, 6.000%, 3/2/16               $     576   $     578
  Tranche, 6.034%, 5/4/15                1,900       1,901     Tranche, 10.000%, 9/2/16                    715         715
DynCorp International LLC Tranche,                           Armstrong World Tranche B,
  6.250%, 7/7/16                         1,022       1,032     5.000%, 5/23/17                           1,000       1,009
Fibertech Networks LLC Tranche,                              AZ Chem U.S., Inc. Tranche,
  6.750%, 11/30/16                         192         196     6.750%, 11/21/16                          1,106       1,121
Fidelity National Information                                Baker (J.T.) Holdings, Inc.
  Services, Inc.                                               Tranche, 6.250%, 10/7/16                    209         212
  Tranche B, 5.250%, 7/18/16             1,279       1,297   Berry Plastics Group, Inc.
First Data Corp. Tranche B-3,                                  Tranche C, 2.284%, 4/3/15                 1,238       1,172
  3.011%, 9/24/14                        2,574       2,384   Building Materials Holding Corp. of
Freescale Semiconductor, Inc.                                   America Tranche, 3.063%, 2/22/14           131         131
  Tranche, 4.508%, 12/1/16               1,851       1,793   Celanese Holdings LLC Tranche C,
Infor Enterprise Solutions                                     3.290%, 10/31/16                            306         308
  Holdings, Inc.                                             Chemtura Corp. Tranche
  Tranche DD, 6.511%, 3/2/14               202         153     5.500%, 8/29/16                             500         505
  Tranche, 6.511%, 3/2/14                  348         264   General Chemical Corp. Tranche B,
  Tranche, 6.020%, 7/28/15                 509         491     6.750%, 10/6/15                             683         693
  Tranche, 6.020%, 7/28/15                 976         942   Graham Packaging Tranche D,
MedAssets, Inc. Tranche,                                       6.000%, 9/23/16                             499         506
  5.250%, 11/16/16                       1,000       1,007   Hexion Specialty Chemicals
Microsemi Corp. Tranche,                                       Tranche C-1B, 4.063%, 5/5/15              1,101       1,094
  5.000%, 11/2/17                        1,000       1,008     Tranche C-2B, 4.063%, 5/5/15                472         469
MLM Holdings, Inc. Tranche,                                  Hoffmaster Group, Inc. Tranche,
  7.000%, 12/1/16                          998         986     7.000%, 6/2/16                              981         971
MSCI, Inc. Tranche, 4.750%, 6/1/16         184         186   Huntsman International LLC Tranche
NuSil Technology LLC                                           C, 2.521%, 6/30/16                          855         848
  Tranche B, 6.000%, 2/18/15               338         339   Ineos Holdings Ltd.
Presidio, Inc. Tranche,                                        Tranche B-2, 0.000%, 12/16/13               364         376
  6.020%, 12/16/15                         625         612     Tranche C-2, 8.001%, 12/16/14               416         432
RedPrairie Corp. Tranche,                                    Momentive Performance Materials,
  6.000%, 3/24/16                        1,241       1,246     Inc. Tranche B-1 2.563%, 12/4/13            992         970
Reynolds & Reynolds Co. (The)                                New Sunward Holding BV Tranche B,
  Tranche, 5.250%, 4/21/17               1,931       1,947     4.760%, 2/14/14                             711         661
Sensata Technologies BV                                      Noranda Aluminum Acquisition Corp.
  Tranche, 2.038%, 4/27/13               1,227       1,204     Tranche B, 2.011%, 5/18/14                  238         236
SkillSoft Corp. Tranche,                                     Novelis, Inc. Tranche,
  6.500%, 5/26/17                          935         945     5.250%, 12/17/16                            575         583
SonicWALL, Inc. Tranche,                                     Omnova Solutions, Inc. Tranche,
  8.250%, 1/23/16                          493         497     5.750%, 5/31/17                           1,000       1,011
Spansion LLC Tranche,                                        Pinafore LLC Tranche B,
  6.500%, 2/9/15                           714         725     6.250%, 9/29/16                             444         451
Springboard Finance LLC                                      PQ Corp. Tranche, 3.530%, 7/30/14           1,992       1,922
  Tranche, 7.000%, 2/23/15                 818         822   Smurfit-Stone Container Enterprise
Sungard Data Systems, Inc.                                     Tranche, 6.750%, 7/15/16                  1,443       1,469
  Tranche A, 2.012%, 2/28/14                22          21   Solutia, Inc. Tranche,
  Tranche B, 3.910%, 2/28/16             1,207       1,202     4.500%, 3/17/17                             556         560
Towerco Finance LLC Tranche,                                                                                     ---------
  6.125%, 11/24/14                         495         501                                                          19,003
Transaction Network Services, Inc.                                                                               ---------
  Tranche, 6.000%, 11/18/15                300         302
Vertafore, Inc. Tranche                                      TELECOMMUNICATION SERVICES--3.6%
  6.750%, 7/29/16                          567         571   Knology, Inc. Tranche B,
                                                 ---------     5.500%, 10/17/16                            825         831
                                                    33,117
                                                 ---------

                                                            6

                                                  VIRTUS SENIOR FLOATING RATE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                    DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

                                      PAR VALUE      VALUE
                                     -----------   ---------
TELECOMMUNICATION SERVICES                                       TOTAL INVESTMENTS--110.6%
  --(CONTINUED)                                                  (IDENTIFIED COST $261,186)                        266,627(1)
Level 3 Communications, Inc.
  Tranche A, 2.539%, 3/13/14         $     2,450   $   2,324     Other Assets and Liabilities
  Tranche B, 11.500%, 3/13/14                 70          76       --(10.6)%                                       (25,565)
MetroPCS Wireless, Inc.                                                                                            -------
  Tranche B, 2.563%, 11/3/13                 407         408     NET ASSETS--100.0%                             $  241,062
nTelos, Inc. Tranche B, 5.750%,                                                                                    =======
  8/7/15                                   1,465       1,473
Securus Technologies, Inc.                                       ABBREVIATIONS:
  Tranche, 8.000%, 10/31/14                  576         583     PIK Payment-in-Kind Security
Syniverse Holdings, Inc.
  Tranche, 5.250%, 12/22/17                1,500       1,519     FOREIGN CURRENCIES:
tw telecom Holdings, Inc.                                        CAD Canadian Dollar
  Tranche B-2, 3.535%, 12/30/16              459         460
U.S. TelePacific Corp.                                           FOOTNOTE LEGEND:
  Tranche, 9.250%, 8/17/15                   596         602     (1)  Federal Income Tax Information : For tax information
Vonage Holdings Corp.                                                 at December 31, 2010 , see Note 3 Federal Income Tax
  Tranche, 9.750%, 12/14/15                  400         400          Information in the Notes to Schedules of Investments.
                                                   ---------     (2)  Variable or step coupon security; interest rate shown
                                                       8,676          reflects the rate in effect at December 31, 2010.
                                                   ---------     (3)  Security exempt from registration under Rule 144A of
                                                                      the Securities Act of 1933. These securities may be
UTILITIES--1.1%                                                       resold in transactions exempt from registration,
Calpine Corp. Tranche, 3.145%,                                        normally to qualified institutional buyers. At
  3/29/14                                    600         601          December 31, 2010, these securities amounted to a
New Development Holdings LLC                                          value of $10,948 or 4.5% of net assets.
  Tranche, 7.000%, 7/3/17                    523         533     (4)  Regulation S security. Security is offered and sold
NRG Energy, Inc.                                                      outside of the United States, therefore, it is exempt
  Tranche, 2.053%, 2/1/13                    363         361          from registration with the SEC under rules 903 and
  Letter of Credit 2.053%, 2/1/13            306         304          904 of the Securities Act of 1933.
Texas Competitive Electric Holdings
  Co., LLC Tranche B-3, 3.764%,
  10/10/14                                   983         761
                                                   ---------
                                                       2,560
------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $208,326)                           212,825
------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.7%
(IDENTIFIED COST $227,710)                           233,151
------------------------------------------------------------
                                        SHARES       VALUE
                                     -----------   ---------
SHORT-TERM INVESTMENTS--13.9%

MONEY MARKET MUTUAL FUNDS--13.9%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.170%)  33,475,976      33,476
                                                   ---------
------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $33,476)                             33,476
------------------------------------------------------------

                                                              7

                                                           VIRTUS SENIOR FLOATING RATE FUND
                                                                SCHEDULE OF INVESTMENTS
                                                             DECEMBER 31, 2010 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS+
-----------------------------------------------------------
United States (includes short-term investments)         90%
Germany                                                  2
United Kingdom                                           2
Canada                                                   1
Japan                                                    1
Switzerland                                              1
Other                                                    3
-----------------------------------------------------------
Total                                                  100%
-----------------------------------------------------------

+ % of total investments as of December 31, 2010

                                       8

Virtus Senior Floating Rate Fund

The  following  table  provides  a summary  of inputs  used to value the  Fund's investments as of December 31, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments):

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        LEVEL 2        LEVEL 3
                                                                     TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                                                      DECEMBER 31,       LEVEL 1       OBSERVABLE   UNOBSERVABLE
                                                                         2010         QUOTED PRICES      INPUTS        INPUTS
--------------------------------------------------------------------------------------------------------------------------------
Debt Securities:
   Asset-Backed Securities                                           $          176   $          --   $       176   $         --
   Corporate Bonds                                                           18,630              --        18,630             --
   Foreign Government Securities                                              1,520              --         1,520             --
   Loan Agreements                                                          212,825              --       212,484            341
Equity Securities:
   Short-Term Investments                                                    33,476          33,476            --             --
--------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                    $      266,627   $      33,476   $   232,810   $        341
--------------------------------------------------------------------------------------------------------------------------------

The following is a reconciliation  of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                          Loan
INVESTMENTS IN SECURITIES                               TOTAL          Agreements
                                                      ---------      --------------
BALANCE AS OF SEPTEMBER 30, 2010:                      $   345        $        345

Accrued Discount/(Premium)                                   3                   3

Realized Gain (Loss)                                         -                   -

Change in Unrealized Appreciation (Depreciation)            (7)                 (7)

Net Purchases/(Sales)(b)                                     -                   -

Transfers In and/or Out of Level 3 (a)                       -                   -
                                                      ---------      --------------
BALANCE AS OF DECEMBER 31, 2010                        $   341        $        341
                                                      =========      ==============

(a)  Transfers  in and/or out"  represent  the ending  value as of December 31. 2010,  for any  investment  security  where a change in the pricing  level occurred from the beginning to the end of the period.

(b)  Includes paydowns on securities.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.


VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies consistently followed by the Virtus Opportunities Trust, a trust consisting of 18 diversified Funds and 2 non-diversified Funds (each a "Fund"), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION
Security Valuation procedures for the funds have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

- Level 1 -- quoted prices in active markets for identical securities

- Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange "NYSE") that may impact the value of securities traded in these foreign markets. In such cases the Fund fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2010 (CONTINUED) (UNAUDITED)

Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund's major categories of assets and liabilities, which primarily include Investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.


B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

FORWARD CURRENCY CONTRACTS: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

The Funds enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

WARRANTS AND RIGHTS: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees' approved fair valuation procedures.

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2010 (CONTINUED) (UNAUDITED)

C. SECURITY LENDING
Certain Funds may loan securities to qualified brokers through a securities lending agent agreement with Bank of New York Mellon ("BNY Mellon") or PFPC Trust Co. ("PFPC"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in short-term money market Funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by BNY Mellon or PFPC for their services as securities lending agents and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At December 31, 2010, the following funds had securities on loan (reported in thousands):

                                                 Market Value   Cash Collateral
                                                 ------------   ---------------
AlphaSector(SM) Allocation Fund                  $3,814         $3,911
AlphaSector(SM) Rotation Fund                    119,350        123,230
Bond Fund                                        2,990          3,082
Foreign Opportunities Fund                       761            782
Global Opportunities Fund                        1,060          1,081
Greater European Opportunities Fund              2              2
High Yield Fund                                  12,127         12,586
Premium AlphaSector(SM) Fund                     92,974         95,607

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES
Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At December 31, 2010, the Funds held the following illiquid and restricted securities ($ reported in thousands):

                                                             MARKET VALUE     % NET
                                                                  AT        ASSETS AT
                                 ACQUISITION   ACQUISITION     DECEMBER      DECEMBER
                                    DATE          COST         31, 2010      31, 2010
                                 -----------   -----------   ------------   ---------
BOND FUND
DLJ Mortgage Acceptance Corp.
96-1, (Principal Only) 144A
0.000%, 9/18/11                      4/28/04             3             $1        0.00%

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2010 (CONTINUED) (UNAUDITED)

HIGH YIELD FUND
Poland Telecom
 Finance BV Series B 1
  14.000%, 12/1/07                                   11/24/97         4,942             62        0.06%

ACG Holdings, Inc.                                    12/4/93           358              0        0.00%

MARKET NEUTRAL FUND
Telefonica Moviles S.A.                              12/20/01            $0             $0        0.00%

MULTI-SECTOR SHORT TERM
 BOND FUND

Long Grove Collateral
 Loan Obligation Ltd.
  04-1A, C 144A
  2.688%, 5/25/16                                     5/24/04         1,614          1,189        0.03%
  04-1A, D 144A
  7.038%, 5/25/16                                     5/24/04           511            253        0.01%

The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION
($ REPORTED IN THOUSANDS)

At December 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                                               Net
                                                                                            Unrealized
                                              Federal     Unrealized      Unrealized       Appreciation
Fund                                          Tax Cost   Appreciation   (Depreciation)    (Depreciation
-----------------------------------------    ---------   ------------   --------------    -------------
AlphaSector(SM) Allocation Fund                $40,041         $4,697            ($326)          $4,371
AlphaSector(SM) Rotation Fund                  522,930         54,496           (7,022)          47,474
Alternatives Diversifier Fund                  227,710         40,595          (41,298)           (703)
Bond Fund                                      160,397          6,895           (1,091)           5,804
CA Tax-Exempt Bond Fund                         54,889          2,582           (2,682)           (100)
Foreign Opportunities Fund                     887,135        307,365           (3,230)         304,135
Global Infrastructure Fund                      61,591          9,566           (1,847)           7,719
Global Opportunities Fund                       49,011         15,010             (339)          14,671
Global Real Estate Securities Fund               3,641          1,169             (165)           1,004
Greater Asia ex Japan Opportunities Fund        11,160          2,543             (166)           2,377
Greater European Opportunities Fund              3,988          1,244              (76)           1,168
High Yield Fund                                111,652          5,760           (5,615)             145
International Equity Fund                         9521            448              (59)             389
International Real Estate Securities Fund       26,352          6,398           (6,525)           (127)
Market Neutral Fund (Long positions)            78,081         15,898           (2,998)          12,900

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

VIRTUS OPPORTUNITIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2010 (CONTINUED) (UNAUDITED)

Market Neutral Fund (Short positions)          (79,086)         2,240          (11,759)          (9,519)
Multi-Sector Fixed Income Fund                 199,655         15,809           (3,180)          12,629
Multi-Sector Short Term Bond Fund            3,226,550        190,993          (39,563)         151,430
Premium AlphaSector(SM) Fund                    521469          27445             (705)           26740
Real Estate Securities Fund                    684,448        359,014          (44,628)         314,386
Senior Floating Rate Fund                      261,188          6,569           (1,130)           5,439

NOTE 4--RECENT ACCOUNTING PRONOUNCEMENTS
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

NOTE 5--SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments ("N-Q") were available for filing, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

The Board of Trustees of the Virtus Opportunities Trust has approved a fund merger of the Virtus AlphaSector(SM) Allocation Fund with and into the Virtus AlphaSector(SM) Rotation Fund. The expected merger will occur on or about March 25, 2011.

OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT REPORT TO SHAREHOLDERS.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's  principal  executive and principal  financial  officers,  or persons  performing  similar  functions,  have concluded that the registrant's  disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
       Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that  includes  the  disclosure  required by this paragraph,  based on the  evaluation  of these  controls  and procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR  270.30a-3(b))  and Rule  13a-15(b) or 15d-15(b) under the
       Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's  internal  control over financial  reporting (as defined in Rule 30a-3(d) under the
       1940 Act (17 CFR 270.30a-3(d)) that occurred  during the registrant's last fiscal  quarter that have  materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Virtus Opportunities Trust
            --------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date:  February 25, 2011



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date:  February 25, 2011



By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer and Treasurer
                           (principal financial officer)

Date:  February 25, 2011



* Print the name and title of each signing officer under his or her signature.